LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–63.79%
Australia–0.26%
ANZ Group Holdings Ltd.	29,815	$571,211
BHP Group Ltd.	54,598	1,575,073
Coles Group Ltd.	10,489	115,788
CSL Ltd.	3,294	618,030
Macquarie Group Ltd.	3,244	422,156
Medibank Pvt Ltd.	115,132	282,097
Metcash Ltd.	29,511	75,193
†Qantas Airways Ltd.	42,091	149,486
=†πQuintis Australia Pty. Ltd.	3,249,491	0
Wesfarmers Ltd.	15,566	693,821
Woolworths Group Ltd.	49,848	1,077,476
		5,580,331
Belgium–0.06%
Ageas SA	11,624	538,240
KBC Group NV	2,310	173,005
†Syensqo SA	5,321	503,906
		1,215,151
Brazil–0.22%
Ambev SA	254,410	635,087
B3 SA - Brasil Bolsa Balcao	502,143	1,201,443
BB Seguridade Participacoes SA	4,447	28,897
†Embraer SA	36,500	242,780
Lojas Renner SA	193,295	652,487
†Magazine Luiza SA	695,886	249,750
Rumo SA	8,291	36,683
Telefonica Brasil SA	12,316	124,034
TIM SA	17,627	62,524
Vale SA	59,370	722,563
WEG SA	103,856	793,301
		4,749,549
Canada–1.42%
Cameco Corp.	131,839	5,711,265
Canadian National Railway Co.	7,094	934,153
Enbridge, Inc.	210,125	7,593,384
Fairfax Financial Holdings Ltd.	209	225,286
First Quantum Minerals Ltd.	5,924	63,677
Franco-Nevada Corp.	12,861	1,532,439
George Weston Ltd.	3,717	502,195
†Lululemon Athletica, Inc.	510	199,232
Metro, Inc.	2,946	158,158
National Bank of Canada	13,032	1,097,361
Pembina Pipeline Corp.	24,242	855,642
Power Corp. of Canada	78,735	2,207,637
†Shopify, Inc. Class A	11,260	868,680
Suncor Energy, Inc.	207,914	7,673,117
Toronto-Dominion Bank	11,223	677,332
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Wheaton Precious Metals Corp.	327	$15,402
		30,314,960
Cayman Islands–0.01%
†Screaming Eagle Acquisition Corp. Class A	22,670	242,569
		242,569
China–0.96%
Aier Eye Hospital Group Co. Ltd. Class A	64,700	115,122
Anhui Gujing Distillery Co. Ltd. Class B	1,400	19,694
†Baidu, Inc. Class A	18,200	238,810
BYD Co. Ltd. Class H	298,091	7,678,026
China Life Insurance Co. Ltd. Class A	39,900	157,338
China Tower Corp. Ltd. Class H	486,000	55,884
Contemporary Amperex Technology Co. Ltd. Class A	106,000	2,768,705
Haidilao International Holding Ltd.	199,000	449,008
Huadong Medicine Co. Ltd. Class A	26,600	113,062
JD.com, Inc. Class A	44,469	613,040
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	4,700	30,050
†Li Auto, Inc. Class A	75,000	1,162,338
†Meituan Class B	40	495
Nongfu Spring Co. Ltd. Class H	65,600	354,112
PetroChina Co. Ltd. Class A	285,600	365,523
PetroChina Co. Ltd. Class H	256,000	218,815
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	38,000	62,145
Shenzhen Transsion Holdings Co. Ltd. Class A	25,118	567,526
Sunny Optical Technology Group Co. Ltd.	55,700	284,303
Tencent Holdings Ltd.	105,400	4,091,086
†Trip.com Group Ltd.	5,050	222,727
Want Want China Holdings Ltd.	18,000	10,625
WuXi AppTec Co. Ltd. Class A	60,500	393,682
WuXi AppTec Co. Ltd. Class H	45,900	217,569
LVIP BlackRock Global Allocation Fund–1

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhongji Innolight Co. Ltd. Class A	8,700	$186,207
		20,375,892
Colombia–0.00%
Bancolombia SA ADR	1,240	42,433
		42,433
Denmark–0.54%
AP Moller - Maersk AS Class B	240	312,923
†Genmab AS	853	255,754
Novo Nordisk AS Class B	81,868	10,501,483
†Orsted AS	9,894	552,865
		11,623,025
Faeroe Islands–0.05%
†Vestas Wind Systems AS	35,667	994,881
		994,881
Finland–0.06%
Elisa OYJ	18,034	804,505
Kone OYJ Class B	5,848	272,175
Neste OYJ	8,713	235,940
		1,312,620
France–2.49%
Accor SA	87,593	4,091,837
AXA SA	42,485	1,595,743
BNP Paribas SA	71,527	5,082,212
Bollore SE	5,553	37,083
Carrefour SA	36,224	620,399
Cie de Saint-Gobain SA	83,975	6,516,601
Dassault Systemes SE	11,690	517,586
EssilorLuxottica SA	35,744	8,086,538
Hermes International SCA	951	2,427,484
La Francaise des Jeux SAEM	12,088	492,694
L'Oreal SA	2,365	1,119,207
LVMH Moet Hennessy Louis Vuitton SE	13,432	12,081,240
Sanofi SA	63,905	6,271,137
Schneider Electric SE	1,930	436,529
SCOR SE	4,717	163,202
Teleperformance SE	1,278	124,200
TotalEnergies SE	47,205	3,232,344
Valeo SE	16,139	201,800
Vivendi SE	2,306	25,127
		53,122,963
Germany–1.02%
adidas AG	21,483	4,797,625
Bayer AG	9,249	283,683
Bayerische Motoren Werke AG	12,084	1,394,418
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Bechtle AG	1,053	$55,643
CTS Eventim AG & Co. KGaA	268	23,839
†Deutsche Lufthansa AG	74,968	588,882
Heidelberg Materials AG	2,724	299,609
Mercedes-Benz Group AG	61,500	4,897,240
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	274	133,702
RWE AG	61,830	2,098,548
Scout24 SE	1,161	87,503
Siemens AG	29,280	5,589,941
Symrise AG	5,775	691,258
†Zalando SE	28,717	820,695
		21,762,586
Greece–0.01%
†National Bank of Greece SA	37,978	297,297
†Piraeus Financial Holdings SA	4,811	20,118
		317,415
Greenland–0.02%
Ferguson PLC	1,963	429,244
		429,244
Hong Kong–0.19%
AIA Group Ltd.	472,800	3,174,391
Hongkong Land Holdings Ltd.	16,700	51,269
Jardine Matheson Holdings Ltd.	1,800	67,140
MTR Corp. Ltd.	13,000	42,852
Orient Overseas International Ltd.	11,000	131,406
Prudential PLC	34,355	322,173
SITC International Holdings Co. Ltd.	73,000	133,373
United Energy Group Ltd.	1,172,000	83,855
		4,006,459
Hungary–0.01%
MOL Hungarian Oil & Gas PLC	14,236	115,442
OTP Bank Nyrt	2,498	114,971
		230,413
India–0.16%
†Aditya Birla Capital Ltd.	61,411	129,151
Asian Paints Ltd.	1,152	39,321
Axis Bank Ltd.	14,840	186,331
Bajaj Auto Ltd.	545	59,779
Bharat Electronics Ltd.	37,165	89,790
LVIP BlackRock Global Allocation Fund–2

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Bharat Petroleum Corp. Ltd.	98,787	$713,519
Cipla Ltd.	10,582	189,931
Eicher Motors Ltd.	1,097	52,866
GAIL India Ltd.	59,695	129,586
Godrej Consumer Products Ltd.	12,685	190,391
HCL Technologies Ltd.	8,619	159,514
Hero MotoCorp Ltd.	1,887	106,843
Hindustan Aeronautics Ltd.	4,813	191,995
Indian Oil Corp. Ltd.	246,347	495,485
Kotak Mahindra Bank Ltd.	3,246	69,491
Larsen & Toubro Ltd.	2,494	112,553
Maruti Suzuki India Ltd.	775	117,086
Reliance Industries Ltd.	5,471	194,936
UltraTech Cement Ltd.	1,457	170,313
		3,398,881
Indonesia–0.05%
Astra International Tbk. PT	255,100	82,861
Bank Central Asia Tbk. PT	743,500	472,454
Bank Mandiri Persero Tbk. PT	649,600	297,042
Bank Syariah Indonesia Tbk. PT	1,312,100	224,270
Ciputra Development Tbk. PT	934,600	76,631
		1,153,258
Ireland–0.38%
CRH PLC	66,240	5,708,536
†James Hardie Industries PLC CDI	15,686	629,764
Kingspan Group PLC	10,835	987,282
Seagate Technology Holdings PLC	7,704	716,857
Smurfit Kappa Group PLC	1,366	62,412
		8,104,851
Israel–0.40%
†Nice Ltd. Sponsored ADR	32,603	8,496,994
		8,496,994
Italy–1.04%
Ferrari NV	9,202	4,010,741
FinecoBank Banca Fineco SpA	10,040	150,398
Intesa Sanpaolo SpA	2,544,070	9,230,324
Mediobanca Banca di Credito Finanziario SpA	46,789	697,105
Snam SpA	50,339	237,653
UniCredit SpA	206,028	7,818,463
		22,144,684
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan–4.78%
Alfresa Holdings Corp.	6,100	$88,369
ANA Holdings, Inc.	6,500	135,685
Azbil Corp.	1,400	38,556
BayCurrent Consulting, Inc.	11,900	232,843
Bic Camera, Inc.	3,900	33,002
Bridgestone Corp.	9,800	433,160
Brother Industries Ltd.	2,300	42,527
Chugai Pharmaceutical Co. Ltd.	2,800	106,651
Daiichi Sankyo Co. Ltd.	49,100	1,556,228
Daikin Industries Ltd.	21,200	2,886,326
Dowa Holdings Co. Ltd.	1,200	41,237
Eisai Co. Ltd.	10,600	436,310
FANUC Corp.	200,000	5,575,373
FUJIFILM Holdings Corp.	91,200	2,041,126
Honda Motor Co. Ltd.	399,000	4,911,722
Hoya Corp.	30,500	3,794,870
Inpex Corp.	16,000	243,044
Ito En Ltd.	10,300	251,614
Japan Airlines Co. Ltd.	352,000	6,675,862
Kakaku.com, Inc.	8,700	105,316
Kamigumi Co. Ltd.	2,800	61,501
Kansai Paint Co. Ltd.	29,700	423,487
Keyence Corp.	19,013	8,803,152
Koei Tecmo Holdings Co. Ltd.	1,900	20,189
Komatsu Ltd.	229,600	6,769,090
Kusuri No. Aoki Holdings Co. Ltd.	1,400	28,836
Kyushu Railway Co.	18,100	412,266
M3, Inc.	9,600	137,550
Makita Corp.	23,100	652,348
Mani, Inc.	3,000	39,100
Mazda Motor Corp.	76,700	892,503
MEIJI Holdings Co. Ltd.	8,800	191,835
Mitsubishi Electric Corp.	70,300	1,170,970
Mitsubishi UFJ Financial Group, Inc.	878,200	8,904,987
Mitsui & Co. Ltd.	134,200	6,243,695
Mitsui OSK Lines Ltd.	24,200	737,286
Mizuho Financial Group, Inc.	27,700	546,754
†Money Forward, Inc.	13,600	604,175
Morinaga & Co. Ltd.	2,800	47,980
Morinaga Milk Industry Co. Ltd.	2,800	57,210
NET One Systems Co. Ltd.	11,300	198,635
Nexon Co. Ltd.	7,800	129,330
NIDEC Corp.	49,000	2,014,639
Nintendo Co. Ltd.	10,000	545,581
Nippon Paint Holdings Co. Ltd.	158,100	1,132,643
Nippon Steel Corp.	29,500	707,197
Nipro Corp.	4,500	35,642
LVIP BlackRock Global Allocation Fund–3

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nomura Research Institute Ltd.	56,800	$1,597,289
Ono Pharmaceutical Co. Ltd.	26,700	436,887
Oracle Corp.	1,300	97,427
Otsuka Corp.	26,500	560,355
Panasonic Holdings Corp.	159,000	1,510,910
Persol Holdings Co. Ltd.	27,400	38,227
Rakus Co. Ltd.	57,300	772,744
Renesas Electronics Corp.	21,500	381,200
Resorttrust, Inc.	4,200	71,789
Santen Pharmaceutical Co. Ltd.	17,900	175,772
SCREEN Holdings Co. Ltd.	7,300	939,867
SCSK Corp.	2,800	51,920
Sekisui House Ltd.	17,700	401,518
Shiseido Co. Ltd.	62,700	1,710,602
SMC Corp.	9,400	5,274,382
Sojitz Corp.	24,300	638,240
Sompo Holdings, Inc.	18,300	382,006
Sumitomo Rubber Industries Ltd.	8,500	104,327
Suzuken Co. Ltd.	2,500	76,083
Sysmex Corp.	231,300	4,106,347
Takeda Pharmaceutical Co. Ltd.	38,100	1,057,830
TDK Corp.	3,100	151,375
TechnoPro Holdings, Inc.	1,200	23,932
Tokyo Electron Ltd.	5,000	1,296,737
Toyo Tire Corp.	11,100	208,757
Toyota Motor Corp.	335,600	8,437,664
Yaoko Co. Ltd.	600	36,025
Zensho Holdings Co. Ltd.	3,300	137,227
ZOZO, Inc.	5,000	123,761
		101,939,602
Jordan–0.01%
Hikma Pharmaceuticals PLC	12,241	296,408
		296,408
Luxembourg–0.06%
ArcelorMittal SA	22,544	619,106
Tenaris SA	37,866	748,200
		1,367,306
Macau–0.06%
†Sands China Ltd.	82,829	233,347
†Wynn Macau Ltd.	1,080,287	964,776
		1,198,123
Malaysia–0.01%
CIMB Group Holdings Bhd.	29,900	41,419
Frontken Corp. Bhd.	83,600	68,435
		109,854
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico–0.05%
†Cemex SAB de CV	122,848	$110,880
Fomento Economico Mexicano SAB de CV	16,221	212,512
Grupo Aeroportuario del Sureste SAB de CV Class B	7,591	240,723
Wal-Mart de Mexico SAB de CV	109,584	442,489
		1,006,604
Netherlands–1.32%
ABN AMRO Bank NV GDR	59,439	1,016,393
ASML Holding NV	22,018	21,193,424
Koninklijke Ahold Delhaize NV	53,657	1,604,651
Koninklijke KPN NV	198,621	742,702
Koninklijke Vopak NV	16,537	637,457
†Prosus NV	85,709	2,688,482
Wolters Kluwer NV	1,322	207,090
		28,090,199
New Zealand–0.02%
†Xero Ltd.	6,015	522,571
		522,571
Norway–0.05%
Equinor ASA	40,677	1,090,729
		1,090,729
Peru–0.03%
Credicorp Ltd.	994	168,413
Southern Copper Corp.	3,528	375,803
		544,216
Philippines–0.02%
Ayala Land, Inc.	199,800	114,836
†Bloomberry Resorts Corp.	465,900	91,498
Jollibee Foods Corp.	15,860	71,299
Metropolitan Bank & Trust Co.	55,480	64,435
		342,068
Poland–0.03%
LPP SA	14	53,627
Powszechna Kasa Oszczednosci Bank Polski SA	5,486	81,501
Powszechny Zaklad Ubezpieczen SA	48,393	591,358
		726,486
Republic of Korea–0.58%
Amorepacific Corp.	20,271	1,824,955
Fila Holdings Corp.	2,328	66,317
†GS Engineering & Construction Corp.	10,074	113,592
LVIP BlackRock Global Allocation Fund–4

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Hanwha Aerospace Co. Ltd.	5,737	$884,254
HD Hyundai Infracore Co. Ltd.	66,917	425,485
Hyundai Motor Co.	2,285	402,262
KakaoBank Corp.	20,967	437,640
KB Financial Group, Inc.	15,352	801,668
Meritz Financial Group, Inc.	7,458	452,604
NCSoft Corp.	2,259	345,667
Orion Corp.	1,288	87,828
Samsung Electronics Co. Ltd.	7,633	458,122
Samsung SDI Co. Ltd.	721	255,731
SK Hynix, Inc.	44,060	5,832,120
		12,388,245
Russia–0.00%
=†πLUKOIL PJSC	236	0
=†πMMC Norilsk Nickel PJSC	28	0
=†πNovatek PJSC GDR	520	0
		0
Saudi Arabia–0.04%
Abdullah Al Othaim Markets Co.	34,593	123,042
Arabian Contracting Services Co.	478	28,421
Dr Sulaiman Al Habib Medical Services Group Co.	290	24,249
Elm Co.	317	81,057
Riyadh Cables Group Co.	1,533	41,283
Saudi Arabian Oil Co.	3,870	31,730
Saudi Basic Industries Corp.	3,684	76,715
Saudi National Bank	19,293	209,880
Saudi Telecom Co.	10,394	109,746
Yanbu National Petrochemical Co.	6,392	63,485
		789,608
Singapore–0.03%
Genting Singapore Ltd.	47,800	31,330
Netlink NBN Trust	44,200	27,988
Oversea-Chinese Banking Corp. Ltd.	6,600	65,939
Singapore Technologies Engineering Ltd.	24,100	71,751
Singapore Telecommunications Ltd.	50,200	94,061
United Overseas Bank Ltd.	4,300	93,340
UOL Group Ltd.	32,300	137,549
Venture Corp. Ltd.	4,000	42,274
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Wilmar International Ltd.	38,400	$97,546
		661,778
South Africa–0.04%
Capitec Bank Holdings Ltd.	2,422	268,004
FirstRand Ltd.	77,804	253,582
Kumba Iron Ore Ltd.	9,052	220,933
Shoprite Holdings Ltd.	2,515	32,857
		775,376
Spain–0.58%
Aena SME SA	451	88,773
Amadeus IT Group SA	2,595	166,409
Banco Bilbao Vizcaya Argentaria SA	67,439	803,232
Banco Santander SA	342,379	1,670,132
†Cellnex Telecom SA	248,653	8,790,856
Industria de Diseno Textil SA	14,921	751,271
Repsol SA	10,548	175,703
		12,446,376
Sweden–0.31%
Assa Abloy AB Class B	88,439	2,537,333
Atlas Copco AB Class A	23,987	405,162
Getinge AB Class B	11,684	235,121
Industrivarden AB Class A	5,032	173,046
SKF AB Class B	22,680	462,965
SSAB AB Class A	17,565	129,637
SSAB AB Class B	39,788	293,280
Telia Co. AB	562,884	1,442,443
Trelleborg AB Class B	19,318	691,037
=†πVolta	1,948	0
†Volvo Car AB Class B	87,696	332,465
		6,702,489
Switzerland–1.55%
Alcon, Inc.	4,561	377,989
Barry Callebaut AG	22	31,932
†Clariant AG	22,527	304,490
Coca-Cola HBC AG	12,635	399,160
Flughafen Zurich AG	237	53,767
†Galderma Group AG	20,094	1,411,493
Geberit AG	50	29,550
Glencore PLC	1,099,994	6,043,519
Holcim AG	4,321	391,255
Julius Baer Group Ltd.	2,861	165,217
Kuehne & Nagel International AG	4,116	1,145,552
Lonza Group AG	275	164,723
Nestle SA	83,431	8,857,923
Novartis AG	32,374	3,136,349
PSP Swiss Property AG	552	72,347
†SGS SA	6,077	589,607
LVIP BlackRock Global Allocation Fund–5

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Sika AG	2,263	$673,994
STMicroelectronics NV	4,469	192,470
Swiss Prime Site AG	1,137	107,226
†Swisscom AG	70	42,799
UBS Group AG	291,201	8,957,050
		33,148,412
Taiwan–0.80%
Acer, Inc.	314,000	457,703
Advantech Co. Ltd.	6,000	76,304
ASE Technology Holding Co. Ltd.	69,000	334,182
Asustek Computer, Inc.	50,000	661,646
Chicony Electronics Co. Ltd.	6,000	41,527
Chunghwa Telecom Co. Ltd.	28,000	109,801
Compal Electronics, Inc.	665,000	795,835
Eva Airways Corp.	302,000	298,192
Far EasTone Telecommunications Co. Ltd.	39,000	98,586
Genius Electronic Optical Co. Ltd.	2,000	31,809
Inventec Corp.	100,000	182,793
MediaTek, Inc.	40,000	1,449,842
Novatek Microelectronics Corp.	18,000	331,276
Quanta Computer, Inc.	189,000	1,653,569
Taiwan Mobile Co. Ltd.	27,000	86,053
Taiwan Semiconductor Manufacturing Co. Ltd.	425,000	10,212,164
Wiwynn Corp.	2,000	136,860
		16,958,142
Thailand–0.01%
Advanced Info Service PCL	20,000	111,819
CP ALL PCL	41,100	75,892
†True Corp. PCL NVDR	236,100	49,825
		237,536
United Arab Emirates–0.02%
Abu Dhabi Commercial Bank PJSC	20,898	47,803
Air Arabia PJSC	82,348	62,116
Borouge PLC	124,985	84,747
Emaar Properties PJSC	56,791	126,039
=†NMC Health PLC	123,425	0
		320,705
United Kingdom–3.36%
Anglo American PLC	8,898	219,199
AstraZeneca PLC	45,345	6,111,252
AstraZeneca PLC ADR	50,140	3,396,985
Auto Trader Group PLC	86,199	761,790
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
BAE Systems PLC	847,114	$14,428,648
Barclays PLC	241,396	558,170
BP PLC	142,711	892,868
British American Tobacco PLC	11,428	347,038
Burberry Group PLC	47,074	720,697
Compass Group PLC	90,472	2,652,615
†Direct Line Insurance Group PLC	79,916	196,739
Experian PLC	9,590	418,073
†Genius Sports Ltd.	68,687	392,203
GSK PLC	45,037	971,227
Hargreaves Lansdown PLC	30,465	283,002
J Sainsbury PLC	219,301	748,442
JD Sports Fashion PLC	96,056	163,064
Kingfisher PLC	60,016	188,918
London Stock Exchange Group PLC	15,970	1,912,855
NatWest Group PLC	145,112	486,271
Pearson PLC	44,244	581,879
RELX PLC	121,507	5,251,048
Rightmove PLC	7,945	55,113
†Rolls-Royce Holdings PLC	165,757	892,700
Shell PLC	404,808	13,518,887
Shell PLC ADR	73,202	4,907,462
Spirax-Sarco Engineering PLC	17,964	2,278,662
Standard Chartered PLC	40,033	339,243
†Synthomer PLC	53,550	175,594
Tesco PLC	79,839	298,880
Unilever PLC	148,834	7,468,009
Weir Group PLC	3,310	84,473
		71,702,006
United States–40.68%
3M Co.	6,748	715,760
A O Smith Corp.	5,240	468,770
Abbott Laboratories	37,182	4,226,106
AbbVie, Inc.	36,430	6,633,903
†Adobe, Inc.	19,534	9,856,856
†Advanced Micro Devices, Inc.	40,338	7,280,606
AES Corp.	84,481	1,514,744
†Align Technology, Inc.	381	124,938
†Alphabet, Inc. Class C	177,428	27,015,187
†Altair Engineering, Inc. Class A	22,413	1,930,880
†Altice USA, Inc. Class A	84,582	220,759
†Amazon.com, Inc.	212,785	38,382,158
American Tower Corp.	30,946	6,114,620
American Water Works Co., Inc.	20,348	2,486,729
Amgen, Inc.	4,837	1,375,256
Amkor Technology, Inc.	1,967	63,416
†ANSYS, Inc.	3,323	1,153,613
LVIP BlackRock Global Allocation Fund–6

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
APA Corp.	17,734	$609,695
Apple, Inc.	180,594	30,968,259
Applied Materials, Inc.	47,620	9,820,673
AT&T, Inc.	93,992	1,654,259
†Atlassian Corp. Class A	2,534	494,409
†Autodesk, Inc.	2,743	714,332
=†Avaya Holdings Corp.	205	1,281
Ball Corp.	1,925	129,668
Baxter International, Inc.	6,275	268,193
Becton Dickinson & Co.	1,057	261,555
†Berkshire Hathaway, Inc. Class B	1,728	726,659
†Boeing Co.	4,397	848,577
BOK Financial Corp.	753	69,276
Booking Holdings, Inc.	525	1,904,637
†Boston Scientific Corp.	197,314	13,514,036
Boyd Gaming Corp.	876	58,972
Bristol-Myers Squibb Co.	18,941	1,027,170
†Builders FirstSource, Inc.	6,818	1,421,894
Bunge Global SA	48,530	4,975,296
†Cadence Design Systems, Inc.	21,644	6,737,344
†Caesars Entertainment, Inc.	10,015	438,056
California Resources Corp.	5,390	296,989
Campbell Soup Co.	889	39,516
Capital One Financial Corp.	3,086	459,475
Cardinal Health, Inc.	2,253	252,111
=†πCaresyntax, Inc.	2,497	238,763
†Carnival Corp.	9,140	149,348
Caterpillar, Inc.	2,902	1,063,380
†Centene Corp.	21,509	1,688,026
CF Industries Holdings, Inc.	79,964	6,653,804
Cheniere Energy, Inc.	2,134	344,172
Chesapeake Energy Corp.	1,696	150,656
Chevron Corp.	62,993	9,936,516
Chubb Ltd.	44,216	11,457,692
Cincinnati Financial Corp.	3,143	390,266
Citigroup, Inc.	30,324	1,917,690
Coca-Cola Co.	2,904	177,667
Comcast Corp. Class A	116,193	5,036,967
Comerica, Inc.	2,016	110,860
†Confluent, Inc. Class A	195,240	5,958,725
ConocoPhillips	79,697	10,143,834
†Copart, Inc.	23,775	1,377,048
Costco Wholesale Corp.	14,671	10,748,415
†Crowdstrike Holdings, Inc. Class A	15,376	4,929,392
Crown Holdings, Inc.	2,893	229,299
=†πCrown PropTech Acquisitions	3,026	0
=†Crown PropTech Acquisitions Class A	8,069	86,984
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Cummins, Inc.	5,900	$1,738,435
†Customers Bancorp, Inc.	585	31,040
†Deckers Outdoor Corp.	1,152	1,084,332
Dell Technologies, Inc. Class C	6,022	687,170
Delta Air Lines, Inc.	158,649	7,594,528
DENTSPLY SIRONA, Inc.	12,585	417,696
†Dexcom, Inc.	28,715	3,982,770
DuPont de Nemours, Inc.	1,645	126,122
†Dynatrace, Inc.	19,300	896,292
Edison International	2,955	209,007
Electronic Arts, Inc.	11,130	1,476,617
Eli Lilly & Co.	16,267	12,655,075
Enterprise Products Partners LP	19,691	574,583
EOG Resources, Inc.	4,725	604,044
†EPAM Systems, Inc.	454	125,377
=†πEpic Games, Inc.	3,175	1,905,000
Equinix, Inc.	488	402,761
Expeditors International of Washington, Inc.	382	46,440
†F5, Inc.	22,735	4,310,329
=†πFanatics Holdings, Inc.	37,931	2,854,687
=†πFarmers Business Network, Inc.	24,139	87,142
First Citizens BancShares, Inc. Class A	81	132,435
†Floor & Decor Holdings, Inc. Class A	23,535	3,050,607
Ford Motor Co.	65,135	864,993
†Fortinet, Inc.	43,834	2,994,301
Fortive Corp.	103,833	8,931,715
Franklin Resources, Inc.	86,993	2,445,373
Freeport-McMoRan, Inc.	139,530	6,560,701
General Dynamics Corp.	5,430	1,533,921
General Mills, Inc.	510	35,685
General Motors Co.	57,878	2,624,767
Gilead Sciences, Inc.	9,453	692,432
Globe Life, Inc.	329	38,286
Golden Entertainment, Inc.	1,537	56,608
Goldman Sachs Group, Inc.	15,816	6,606,185
=†πGrand Rounds, Inc.	1,035,048	952,244
†Green Plains, Inc.	14,476	334,685
Hartford Financial Services Group, Inc.	7,936	817,805
HCA Healthcare, Inc.	823	274,495
Healthpeak Properties, Inc.	108,943	2,042,681
Hilton Worldwide Holdings, Inc.	15,504	3,307,158
Honeywell International, Inc.	832	170,768
Howmet Aerospace, Inc.	1,571	107,504
LVIP BlackRock Global Allocation Fund–7

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Humana, Inc.	13,734	$4,761,852
Huntington Bancshares, Inc.	13,392	186,818
†iHeartMedia, Inc. Class A	721	1,507
Illinois Tool Works, Inc.	3,170	850,606
†Incyte Corp.	5,245	298,808
†Informatica, Inc. Class A	26,185	916,475
Ingersoll Rand, Inc.	125,685	11,933,791
†Insulet Corp.	7,331	1,256,533
Intel Corp.	37,063	1,637,073
International Bancshares Corp.	942	52,884
Intuit, Inc.	4,830	3,139,500
†Intuitive Surgical, Inc.	23,893	9,535,457
Invesco Ltd.	76,836	1,274,709
J M Smucker Co.	3,223	405,679
=†πJawbone, Inc.	32,637	0
Johnson & Johnson	53,470	8,458,419
JPMorgan Chase & Co.	104,736	20,978,621
Kellanova	17,520	1,003,721
†Keysight Technologies, Inc.	8,190	1,280,752
Kimberly-Clark Corp.	15,168	1,961,981
Kinder Morgan, Inc.	1,782	32,682
KLA Corp.	3,521	2,459,665
Lam Research Corp.	4,846	4,708,228
†Landsea Homes Corp.	15,735	228,630
Las Vegas Sands Corp.	33,094	1,710,960
Leidos Holdings, Inc.	2,804	367,576
Lennar Corp. Class A	4,382	753,616
Linde PLC	1,632	757,770
†Lions Gate Entertainment Corp. Class A	38,616	384,229
†Lions Gate Entertainment Corp. Class B	1,545	14,384
LKQ Corp.	158,119	8,445,136
Lockheed Martin Corp.	16,005	7,280,194
=†πLookout, Inc.	24,449	33,984
LPL Financial Holdings, Inc.	31,685	8,371,177
†M/I Homes, Inc.	5,772	786,666
Marathon Petroleum Corp.	4,854	978,081
MarketAxess Holdings, Inc.	5,136	1,126,068
Marsh & McLennan Cos., Inc.	57,209	11,783,910
Marvell Technology, Inc.	20,804	1,474,588
Masco Corp.	23,867	1,882,629
†Masimo Corp.	19,504	2,864,162
Mastercard, Inc. Class A	48,965	23,580,075
McDonald's Corp.	28,798	8,119,596
McKesson Corp.	962	516,450
Merck & Co., Inc.	104,107	13,736,919
Meta Platforms, Inc. Class A	18,504	8,985,172
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Mettler-Toledo International, Inc.	662	$881,314
†MGM Resorts International	80,171	3,784,873
Microchip Technology, Inc.	7,781	698,034
Micron Technology, Inc.	77,859	9,178,798
Microsoft Corp.	148,735	62,575,788
†Mirion Technologies, Inc.	27,263	309,980
†Moderna, Inc.	3,966	422,617
Molson Coors Beverage Co. Class B	2,643	177,742
Monolithic Power Systems, Inc.	266	180,194
Motorola Solutions, Inc.	1,557	552,704
†Mr Cooper Group, Inc.	6,756	526,630
MSCI, Inc.	4,260	2,387,517
=†πMythic AI, Inc.	685	0
Nasdaq, Inc.	23,479	1,481,525
NetApp, Inc.	3,454	362,566
†Netflix, Inc.	2,862	1,738,178
New York Community Bancorp, Inc.	10,300	33,166
NextEra Energy, Inc.	91,292	5,834,472
Northrop Grumman Corp.	15,037	7,197,610
Nucor Corp.	7,728	1,529,371
NVIDIA Corp.	51,565	46,592,071
Omnicom Group, Inc.	9,960	963,730
†Opendoor Technologies, Inc.	55,264	167,450
Oracle Corp.	103,023	12,940,719
Otis Worldwide Corp.	1,203	119,422
PACCAR, Inc.	9,183	1,137,682
Packaging Corp. of America	3,048	578,449
†Palladyne AI Corp.	2,338	4,232
†Palo Alto Networks, Inc.	13,377	3,800,807
Paramount Global Class B	8,883	104,553
Park Hotels & Resorts, Inc.	8,059	140,952
Paychex, Inc.	7,650	939,420
†Peloton Interactive, Inc. Class A	63,612	272,577
PepsiCo, Inc.	6,799	1,189,893
PNC Financial Services Group, Inc.	14,072	2,274,035
PPG Industries, Inc.	1,965	284,728
Principal Financial Group, Inc.	4,813	415,410
Progressive Corp.	46,646	9,647,326
Prologis, Inc.	16,093	2,095,630
QUALCOMM, Inc.	2,891	489,446
†Regeneron Pharmaceuticals, Inc.	285	274,310
ResMed, Inc.	8,622	1,707,415
Rollins, Inc.	15,178	702,286
Roper Technologies, Inc.	2,974	1,667,938
LVIP BlackRock Global Allocation Fund–8

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Royal Caribbean Cruises Ltd.	12,975	$1,803,655
RTX Corp.	5,895	574,939
†RXO, Inc.	5,821	127,305
S&P Global, Inc.	8,587	3,653,339
Salesforce, Inc.	39,577	11,919,801
=†πSalt Pay Co. Ltd.	331	150,075
Sempra	153,793	11,046,951
†ServiceNow, Inc.	1,381	1,052,874
Skyworks Solutions, Inc.	14,411	1,561,000
†Smith Douglas Homes Corp.	10,434	309,890
Snap-on, Inc.	2,002	593,032
=†πSnorkel AI, Inc.	4,461	33,993
†Snowflake, Inc. Class A	1,643	265,509
Starbucks Corp.	1,823	166,604
State Street Corp.	4,297	332,244
Stryker Corp.	2,072	741,507
Synchrony Financial	41,950	1,808,884
T Rowe Price Group, Inc.	13,286	1,619,829
Tapestry, Inc.	11,282	535,669
Teleflex, Inc.	821	185,686
†Texas Capital Bancshares, Inc.	2,003	123,285
Thermo Fisher Scientific, Inc.	20,112	11,689,296
TJX Cos., Inc.	87,939	8,918,773
TransDigm Group, Inc.	1,917	2,360,977
†Transocean Ltd.	128,101	804,474
Travelers Cos., Inc.	5,909	1,359,897
U.S. Steel Corp.	6,025	245,700
†Uber Technologies, Inc.	6,648	511,830
United Parcel Service, Inc. Class B	29,796	4,428,579
UnitedHealth Group, Inc.	25,783	12,754,850
Universal Health Services, Inc. Class B	4,144	756,114
Valero Energy Corp.	42,013	7,171,199
Veralto Corp.	66,836	5,925,680
†VeriSign, Inc.	6,044	1,145,398
Verisk Analytics, Inc.	10,712	2,525,140
Verizon Communications, Inc.	19,549	820,276
†Vertex Pharmaceuticals, Inc.	7,814	3,266,330
VICI Properties, Inc.	15,340	456,979
Visa, Inc. Class A	22,034	6,149,249
Vistra Corp.	34,212	2,382,866
Walmart, Inc.	212,879	12,808,929
Walt Disney Co.	98,339	12,032,760
Wells Fargo & Co.	114,325	6,626,277
Williams Cos., Inc.	1,136	44,270
†Workday, Inc. Class A	4,480	1,221,920
Wynn Resorts Ltd.	22,292	2,278,911
Xcel Energy, Inc.	683	36,711
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Zoetis, Inc.	13,047	$2,207,683
†Zscaler, Inc.	11,024	2,123,553
		867,772,918
Total Common Stock (Cost $1,044,498,028)		1,360,756,916
ΔCONVERTIBLE PREFERRED STOCKS–0.41%
Germany–0.04%
Dr Ing hc F Porsche AG	8,306	826,914
		826,914
United States–0.37%
=†πDatabricks, Inc. Series F	60,501	4,919,337
=†πDatabricks, Inc. Series G	16,533	1,344,298
=†πGM Cruise Holdings LLC	27,806	162,387
=†πLookout, Inc. Series F	285,629	788,336
ΩWells Fargo & Co. Series L	617	752,339
		7,966,697
Total Convertible Preferred Stocks (Cost $9,034,491)		8,793,611
ΔPREFERRED STOCKS–0.91%
Brazil–0.04%
Bradespar SA 14.68%	7,550	31,086
Cia Energetica de Minas Gerais 10.14%	43,383	108,816
Petroleo Brasileiro SA 8.54%	87,033	650,743
		790,645
Germany–0.02%
FUCHS SE 2.33%	1,486	73,586
Volkswagen AG 7.16%	2,736	362,591
		436,177
United Kingdom–0.04%
=†π10X Future Technologies Ltd. Series D	46,779	903,344
		903,344
United States–0.81%
=†πBreeze Aviation Group, Inc. Series B	1,998	339,001
=†πBytedance Ltd. Series E	23,481	3,756,960
•Citigroup Capital XIII 11.95% (TSFR03M + 6.63%) 10/30/40	51,122	1,506,565
=†πDream Finders Homes, Inc.	2,409	2,315,651
=†πExo Imaging, Inc. Series C	103,568	298,276
=†πJumpcloud, Inc. Series E-1	491,634	1,165,173
=†πJumpcloud, Inc. Series F	32,336	76,636
=†πLessen Holdings, Inc.	53,911	337,483
=†πLoadsmart, Inc. Series C	96,249	665,081
=†πLoadsmart, Inc. Series D	8,526	88,244
=†πMntn Digital Series D	20,836	280,661
LVIP BlackRock Global Allocation Fund–9

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
United States (continued)
=†πNeon Pagamentos SA	3,076	$1,872,976
=†πNoodle Partners, Inc. Series C	69,413	252,663
=†πPsiQuantum Corp. Series D	14,776	441,359
=†πRelativity Space, Inc. Series E	29,214	618,460
=†πSambaNova Systems, Inc. Series C	16,831	1,138,280
=†πSambaNova Systems, Inc. Series D	5,355	362,159
=†πSnorkel AI, Inc. Series C	15,980	121,768
=†πUrsa Major Technologies, Inc.	102,993	315,159
=†πVerge Genomics, Inc. Series B	108,057	699,129
=†πZero Mass Water, Inc. Series C-1	43,479	572,618
		17,224,302
Total Preferred Stocks (Cost $23,715,474)		19,354,468
ΔWARRANTS–0.00%
Brazil–0.00%
†Lavoro Ltd. exp 12/27/27 exercise price USD 11.5000	6,063	3,168
		3,168
Israel–0.00%
†Innovid Corp. exp 11/30/26 exercise price USD 11.5000	4,887	220
		220
Republic of Korea–0.00%
†Cano Health, Inc. exp 6/03/26 exercise price USD 11.5000	29,130	9
		9
United States–0.00%
»=†Crown PropTech Acquisitions exp 12/31/27 exercise price USD 11.5000	12,103	0
»†EVgo, Inc. exp 9/15/25 exercise price USD 11.5000	16,129	3,049
†Hippo Holdings, Inc. exp 8/02/26 exercise price USD 287.5000	12,653	266
»=†Latch, Inc. exp 6/04/26 exercise price USD 11.5000	20,232	204
†Lightning eMotors, Inc. exp 5/18/25 exercise price USD 11.5000	22,028	22
»†Offerpad Solutions, Inc. exp 9/01/26 exercise price USD 11.5000	22,210	71
	Number of Shares	Value (U.S. $)
ΔWARRANTS (continued)
United States (continued)
»†Palladyne AI Corp. exp 9/24/26 exercise price USD 11.5000	44,727	$2,281
		5,893
Total Warrants (Cost $236,269)		9,290

	Principal Amount°
ΔCONVERTIBLE BONDS–0.19%
Austria–0.04%
ams-OSRAM AG 2.13%, excercise price $2.1250 11/3/27	1,000,000	778,929
		778,929
India–0.00%
‡REI Agro Ltd. 5.50%, excercise price $5.5000 11/13/14	599,000	2,995
		2,995
Spain–0.03%
Cellnex Telecom SA 0.75%, excercise price $0.7500 11/20/31	800,000	737,370
		737,370
United States–0.12%
^DISH Network Corp. 0.00%, excercise price $0.0100 12/15/25	467,000	340,910
‡Lightning eMotors, Inc. 7.50%, excercise price $7.5000 5/15/24	253,000	7,590
Stem, Inc. 0.50%, excercise price $0.5000 12/1/28	73,000	35,584
Uber Technologies, Inc. 0.88%, excercise price $0.8750 12/1/28	1,686,000	2,085,582
		2,469,666
Total Convertible Bonds (Cost $3,926,307)		3,988,960
ΔAGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.01%
United States–0.01%
•Freddie Mac STACR REMIC Trust 2022-DNA1 8.72% (SOFR30A + 3.40%) 1/25/42	138,145	142,392
Total Agency Collateralized Mortgage Obligations (Cost $120,141)		142,392
LVIP BlackRock Global Allocation Fund–10

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔAGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.02%
United States–0.02%
•Fannie Mae-Aces Series 2018-M13 A2 3.74% 9/25/30		64,156	$61,193
*♦•Freddie Mac Multifamily Structured Pass Through Certificates
X1 0.80% 5/25/29		6,322,243	191,400
X1 1.04% 10/25/30		1,712,640	87,756
XFX 1.36% 12/25/29		940,146	49,824
X1 1.42% 7/25/30		276,817	18,925
X1 1.58% 4/25/30		543,547	40,450
X1 1.70% 4/25/30		278,086	21,588
Total Agency Commercial Mortgage-Backed Securities (Cost $507,197)			471,136
ΔAGENCY MORTGAGE-BACKED SECURITY–1.28%
United States–1.28%
Fannie Mae S.F. 30 yr TBA 3.50% 4/1/54		30,468,476	27,265,549
Total Agency Mortgage-Backed Security (Cost $27,395,444)			27,265,549
ΔCORPORATE BONDS–8.71%
Argentina–0.00%
YPF SA 9.50% 1/17/31		93,000	95,050
			95,050
Australia–0.10%
FMG Resources August 2006 Pty. Ltd. 5.88% 4/15/30		100,000	98,376
Mineral Resources Ltd.
8.00% 11/1/27		100,000	102,041
8.50% 5/1/30		100,000	103,004
9.25% 10/1/28		254,000	267,513
=@^Quintis Australia Pty. Ltd. (PIK Rate 12.00%, Cash Rate 12.00%) 12.00% 10/1/28		6,149,065	0
=@Quintis Australia Pty. Ltd. (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26		6,870,789	1,511,574
			2,082,508
Austria–0.03%
ams-OSRAM AG 10.50% 3/30/29	EUR	699,000	745,821
			745,821
Belgium–0.01%
Anheuser-Busch InBev SA 4.00% 9/24/25	GBP	100,000	124,475
μKBC Group NV 1.25% 9/21/27	GBP	100,000	115,039
			239,514
Brazil–0.01%
@Samarco Mineracao SA 9.50% 6/30/31		69,004	62,278
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Brazil (continued)
Suzano Austria GmbH 3.13% 1/15/32		200,000	$166,147
			228,425
Canada–0.10%
1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/30		200,000	178,200
Bausch & Lomb Corp. 8.38% 10/1/28		45,000	46,560
Bombardier, Inc.
7.13% 6/15/26		100,000	101,439
7.50% 2/1/29		100,000	102,973
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 6.25% 9/15/27		100,000	97,833
First Quantum Minerals Ltd.
6.88% 10/15/27		490,000	469,795
9.38% 3/1/29		200,000	207,183
Garda World Security Corp.
7.75% 2/15/28		89,000	91,269
9.50% 11/1/27		160,000	160,385
GFL Environmental, Inc.
4.38% 8/15/29		100,000	92,127
6.75% 1/15/31		100,000	102,481
Methanex Corp. 5.13% 10/15/27		100,000	96,723
Parkland Corp. 4.50% 10/1/29		100,000	92,492
Toronto-Dominion Bank 2.88% 4/5/27	GBP	100,000	118,927
Videotron Ltd. 5.13% 4/15/27		100,000	97,880
			2,056,267
Cayman Islands–0.04%
Seagate HDD Cayman 9.63% 12/1/32		660,000	751,937
			751,937
Chile–0.00%
Kenbourne Invest SA 6.88% 11/26/24		200,000	95,440
			95,440
China–0.00%
‡Fantasia Holdings Group Co. Ltd.
10.88% 1/9/23		233,000	676
11.75% 4/17/22		204,000	1,591
			2,267
Colombia–0.03%
Ecopetrol SA
8.38% 1/19/36		95,000	95,895
8.88% 1/13/33		100,000	105,773
LVIP BlackRock Global Allocation Fund–11

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Colombia (continued)
Millicom International Cellular SA 5.13% 1/15/28		180,000	$170,734
SURA Asset Management SA 4.88% 4/17/24		239,000	238,547
			610,949
Costa Rica–0.01%
Liberty Costa Rica Senior Secured Finance 10.88% 1/15/31		200,000	210,334
			210,334
Dominican Republic–0.01%
Aeropuertos Dominicanos Siglo XXI SA 6.75% 3/30/29		200,000	202,500
			202,500
France–0.37%
Altice France SA
2.13% 2/15/25	EUR	100,000	96,352
2.50% 1/15/25	EUR	224,000	215,684
5.88% 2/1/27	EUR	478,000	398,371
BNP Paribas SA
1.88% 12/14/27	GBP	100,000	113,412
μ 2.13% 1/23/27	EUR	400,000	419,193
3.38% 1/23/26	GBP	100,000	122,250
Forvia SE 2.75% 2/15/27	EUR	1,372,000	1,413,574
Goldstory SAS
6.75% 2/1/30	EUR	608,000	669,174
• 7.91% (EURIBOR03M + 4.00%) 2/1/30	EUR	446,000	485,137
Iliad Holding SASU
5.13% 10/15/26	EUR	928,000	989,058
5.63% 10/15/28	EUR	1,289,000	1,375,110
7.00% 10/15/28		200,000	197,942
Loxam SAS
5.75% 7/15/27	EUR	479,000	514,857
6.38% 5/31/29	EUR	708,000	793,836
Societe Generale SA 1.88% 10/3/24	GBP	100,000	124,004
			7,927,954
Germany–0.56%
Adler Pelzer Holding GmbH 9.50% 4/1/27	EUR	1,924,000	2,105,290
•APCOA Parking Holdings GmbH 8.94% (EURIBOR03M + 5.00%) 1/15/27	EUR	926,000	1,001,513
Douglas Service GmbH
6.00% 4/8/26	EUR	729,000	796,706
6.00% 4/8/26	EUR	744,000	813,099
@IHO Verwaltungs GmbH
3.88% 5/15/27	EUR	478,000	505,368
8.75% 5/15/28	EUR	477,216	557,319
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Germany (continued)
@Kirk Beauty SUN GmbH 8.25% 10/1/26	EUR	1,177,113	$1,293,950
Mercedes-Benz International Finance BV 1.38% 6/26/26	EUR	402,000	416,626
ProGroup AG
5.13% 4/15/29	EUR	168,000	181,307
5.38% 4/15/31	EUR	216,000	232,463
Tele Columbus AG 10.00% 3/19/29	EUR	478,480	354,119
TK Elevator Holdco GmbH 6.63% 7/15/28	EUR	852,300	889,620
TK Elevator Midco GmbH 4.38% 7/15/27	EUR	2,326,000	2,412,216
Volkswagen Financial Services AG 0.88% 1/31/28	EUR	444,000	431,962
			11,991,558
Hong Kong–0.03%
μAIA Group Ltd. 2.70% 4/7/26		238,000	222,046
HKT Capital No. 6 Ltd. 3.00% 1/18/32		201,000	173,640
Melco Resorts Finance Ltd. 5.63% 7/17/27		200,000	191,297
			586,983
India–0.01%
Indian Railway Finance Corp. Ltd. 3.25% 2/13/30		207,000	183,909
			183,909
Indonesia–0.02%
Freeport Indonesia PT 4.76% 4/14/27		246,000	239,575
Pertamina Persero PT 3.65% 7/30/29		256,000	237,529
			477,104
Ireland–0.01%
Dell Bank International DAC 0.50% 10/27/26	EUR	214,000	214,036
			214,036
Israel–0.07%
Energean Israel Finance Ltd. 8.50% 9/30/33		106,557	105,345
Leviathan Bond Ltd. 6.75% 6/30/30		41,960	38,824
Teva Pharmaceutical Finance Netherlands II BV
7.38% 9/15/29	EUR	778,000	927,409
7.88% 9/15/31	EUR	406,000	506,711
			1,578,289
Italy–0.35%
Azzurra Aeroporti SpA 2.13% 5/30/24	EUR	1,842,000	1,977,615
LVIP BlackRock Global Allocation Fund–12

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Italy (continued)
•Forno d'Asolo SpA 9.41% (EURIBOR03M + 5.50%) 4/30/27	EUR	1,595,000	$1,688,501
Immobiliare Grande Distribuzione SIIQ SpA 5.50% 5/17/27	EUR	946,000	1,007,835
μIntesa Sanpaolo SpA 4.20% 6/1/32		300,000	250,813
Marcolin SpA 6.13% 11/15/26	EUR	593,000	644,428
Rekeep SpA 7.25% 2/1/26	EUR	706,000	684,100
Shiba Bidco SpA 4.50% 10/31/28	EUR	1,022,000	1,051,590
μUniCredit SpA 5.46% 6/30/35		200,000	187,811
			7,492,693
Japan–0.03%
Nissan Motor Co. Ltd. 2.65% 3/17/26	EUR	244,000	256,479
Takeda Pharmaceutical Co. Ltd. 2.25% 11/21/26	EUR	392,000	410,275
			666,754
Jersey–0.25%
AA Bond Co. Ltd. 6.50% 1/31/26	GBP	1,068,000	1,334,416
Aston Martin Capital Holdings Ltd. 10.00% 3/31/29		331,000	337,014
=^TER Finance Jersey Ltd. 0.00% 1/2/25		3,854,000	3,630,734
			5,302,164
Kuwait–0.01%
MEGlobal BV 4.25% 11/3/26		200,000	192,141
			192,141
Luxembourg–0.34%
Becton Dickinson Euro Finance SARL 3.55% 9/13/29	EUR	664,000	722,486
Cirsa Finance International SARL 7.88% 7/31/28	EUR	479,000	546,486
CK Hutchison Group Telecom Finance SA 2.63% 10/17/34	GBP	945,000	870,212
Dana Financing Luxembourg SARL
3.00% 7/15/29	EUR	479,000	465,092
8.50% 7/15/31	EUR	479,000	568,749
EIG Pearl Holdings SARL 3.55% 8/31/36		206,000	175,671
Herens Midco SARL 5.25% 5/15/29	EUR	1,189,000	834,944
INEOS Finance PLC 6.63% 5/15/28	EUR	435,000	476,151
Intelsat Jackson Holdings SA 6.50% 3/15/30		200,000	185,814
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Luxembourg (continued)
Matterhorn Telecom SA 3.13% 9/15/26	EUR	1,432,000	$1,499,647
Sani/Ikos Financial Holdings 1 SARL 5.63% 12/15/26	EUR	787,000	823,889
			7,169,141
Macau–0.01%
MGM China Holdings Ltd. 4.75% 2/1/27		200,000	190,523
			190,523
Malta–0.00%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50% 6/1/28		100,000	85,031
			85,031
Mexico–0.05%
μBanco Mercantil del Norte SA 5.88% 1/24/27		200,000	190,601
Braskem Idesa SAPI 6.99% 2/20/32		200,000	155,256
Petroleos Mexicanos
5.95% 1/28/31		276,000	221,353
6.70% 2/16/32		159,000	132,231
8.75% 6/2/29		247,000	240,848
Trust Fibra Uno 4.87% 1/15/30		200,000	176,470
			1,116,759
Mult–0.11%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88% 6/1/28	GBP	1,424,000	1,618,021
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25% 4/30/25		800,000	772,824
			2,390,845
Netherlands–0.25%
Boels Topholding BV 6.25% 2/15/29	EUR	708,000	786,741
μBraskem Netherlands Finance BV 8.50% 1/23/81		200,000	200,602
μCooperatieve Rabobank UA 1.88% 7/12/28	GBP	100,000	114,539
Embraer Netherlands Finance BV 7.00% 7/28/30		200,000	209,430
Heimstaden Bostad Treasury BV
0.63% 7/24/25	EUR	359,000	356,361
1.38% 3/3/27	EUR	359,000	328,739
ING Groep NV 3.00% 2/18/26	GBP	100,000	121,492
Minejesa Capital BV 4.63% 8/10/30		189,679	180,021
LVIP BlackRock Global Allocation Fund–13

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Netherlands (continued)
Nobian Finance BV 3.63% 7/15/26	EUR	479,000	$499,826
Sigma Holdco BV 5.75% 5/15/26	EUR	425,000	431,523
Teva Pharmaceutical Finance Netherlands II BV
1.88% 3/31/27	EUR	235,000	232,297
3.75% 5/9/27	EUR	465,000	485,458
•United Group BV 8.13% (EURIBOR03M + 4.25%) 2/15/31	EUR	478,000	516,335
VZ Secured Financing BV 5.00% 1/15/32		200,000	171,721
VZ Vendor Financing II BV 2.88% 1/15/29	EUR	709,000	659,736
			5,294,821
Panama–0.01%
Aeropuerto Internacional de Tocumen SA 5.13% 8/11/61		200,000	145,843
			145,843
Republic of Korea–0.02%
μHanwha Life Insurance Co. Ltd. 3.38% 2/4/32		200,000	185,358
SK Hynix, Inc. 2.38% 1/19/31		200,000	164,424
			349,782
Singapore–0.02%
BOC Aviation Ltd. 3.50% 9/18/27		222,000	209,992
Puma International Financing SA 5.00% 1/24/26		204,000	197,777
			407,769
Spain–0.02%
μBanco Santander SA 3.13% 10/6/26	GBP	200,000	243,376
Telefonica Emisiones SA 5.38% 2/2/26	GBP	133,000	168,651
			412,027
Sweden–0.12%
μSwedbank AB 1.38% 12/8/27	GBP	100,000	114,381
Verisure Holding AB
3.25% 2/15/27	EUR	424,000	437,732
3.88% 7/15/26	EUR	236,000	250,375
7.13% 2/1/28	EUR	234,000	263,145
9.25% 10/15/27	EUR	459,000	529,236
Verisure Midholding AB 5.25% 2/15/29	EUR	908,000	945,231
			2,540,100
Switzerland–0.04%
μUBS Group AG 0.65% 1/14/28	EUR	840,000	831,506
			831,506
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Tanzania (United Republic Of)–0.01%
AngloGold Ashanti Holdings PLC 3.75% 10/1/30		208,000	$181,762
			181,762
United Arab Emirates–0.07%
μDP World Salaam 6.00% 10/1/25		200,000	199,100
Shelf Drilling Holdings Ltd. 9.63% 4/15/29		1,294,000	1,250,043
			1,449,143
United Kingdom–1.56%
Allwyn Entertainment Financing U.K. PLC 7.25% 4/30/30	EUR	478,000	541,475
Barclays PLC 3.25% 2/12/27	GBP	100,000	119,370
BCP V Modular Services Finance II PLC
6.13% 11/30/28	GBP	1,278,000	1,479,953
6.13% 11/30/28	GBP	1,280,000	1,482,269
BCP V Modular Services Finance PLC 6.75% 11/30/29	EUR	987,000	934,490
Bellis Acquisition Co. PLC 3.25% 2/16/26	GBP	3,307,000	3,935,456
Bellis Finco PLC 4.00% 2/16/27	GBP	953,000	1,087,752
BG Energy Capital PLC 5.13% 12/1/25	GBP	133,000	168,147
Boparan Finance PLC 7.63% 11/30/25	GBP	1,266,000	1,508,710
BP Capital Markets PLC 2.52% 4/7/28	EUR	503,000	526,675
Connect Finco Sarl/Connect U.S. Finco LLC 6.75% 10/1/26		752,000	737,167
Deuce Finco Plc 5.50% 6/15/27	GBP	1,422,000	1,698,042
Deuce Finco PLC 5.50% 6/15/27	GBP	1,657,000	1,978,661
eG Global Finance PLC
11.00% 11/30/28	EUR	488,000	552,118
12.00% 11/30/28		487,000	517,650
INEOS Quattro Finance 2 PLC 8.50% 3/15/29	EUR	251,000	285,197
Informa PLC 3.13% 7/5/26	GBP	100,000	120,476
Kane Bidco Ltd.
5.00% 2/15/27	EUR	470,000	489,033
6.50% 2/15/27	GBP	808,000	980,752
Lloyds Banking Group PLC 2.25% 10/16/24	GBP	100,000	123,986
Market Bidco Finco PLC
4.75% 11/4/27	EUR	286,000	289,267
5.50% 11/4/27	GBP	1,432,000	1,645,636
Marks & Spencer PLC 3.75% 5/19/26	GBP	827,000	1,008,069
National Grid PLC 0.16% 1/20/28	EUR	564,000	536,563
LVIP BlackRock Global Allocation Fund–14

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
μNatWest Group PLC 3.13% 3/28/27	GBP	100,000	$120,811
Pinewood Finco PLC 6.00% 3/27/30	GBP	764,000	964,282
Punch Finance PLC 6.13% 6/30/26	GBP	1,675,000	2,047,084
Stonegate Pub Co. Financing 2019 PLC 8.25% 7/31/25	GBP	478,000	582,946
Unique Pub Finance Co. PLC 6.46% 3/30/32	GBP	214,000	281,662
Virgin Media Finance PLC 5.00% 7/15/30		200,000	169,232
Virgin Media Secured Finance PLC
4.13% 8/15/30	GBP	1,185,000	1,260,292
4.25% 1/15/30	GBP	575,000	624,133
4.50% 8/15/30		200,000	172,470
Virgin Media Vendor Financing Notes III DAC 4.88% 7/15/28	GBP	1,601,000	1,808,649
Vmed O2 U.K. Financing I PLC 4.50% 7/15/31	GBP	1,423,000	1,526,633
μVodafone Group PLC 8.00% 8/30/86	GBP	709,000	961,979
			33,267,087
United States–4.03%
AbbVie, Inc. 1.38% 5/17/24	EUR	389,000	418,283
Adient Global Holdings Ltd. 4.88% 8/15/26		200,000	194,976
Affinity Interactive 6.88% 12/15/27		168,000	156,977
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25% 3/15/26		100,000	95,362
6.50% 2/15/28		100,000	101,061
Allegiant Travel Co. 7.25% 8/15/27		252,000	250,658
Allied Universal Holdco LLC 7.88% 2/15/31		200,000	202,559
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75% 7/15/27		188,000	188,565
Allison Transmission, Inc. 4.75% 10/1/27		100,000	96,236
Alteryx, Inc. 8.75% 3/15/28		178,000	183,275
AMC Networks, Inc.
4.25% 2/15/29		290,000	205,525
4.75% 8/1/25		388,000	387,510
10.25% 1/15/29		317,000	319,301
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% 4/20/26		56,250	55,867
5.75% 4/20/29		100,000	98,296
American Axle & Manufacturing, Inc. 5.00% 10/1/29		100,000	90,067
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
American Tower Corp. 0.45% 1/15/27	EUR	983,000	$972,519
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38% 6/1/28		100,000	103,551
Amgen, Inc.
2.30% 2/25/31		226,000	191,059
5.50% 12/7/26	GBP	100,000	128,386
Amkor Technology, Inc. 6.63% 9/15/27		190,000	190,949
Antero Midstream Partners LP/Antero Midstream Finance Corp. 6.63% 2/1/32		100,000	100,437
Aramark Services, Inc. 5.00% 2/1/28		100,000	96,517
Archrock Partners LP/Archrock Partners Finance Corp. 6.25% 4/1/28		100,000	98,944
Asbury Automotive Group, Inc. 4.50% 3/1/28		100,000	95,209
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 8.25% 12/31/28		100,000	102,728
AT&T, Inc.
2.90% 12/4/26	GBP	152,000	181,945
5.50% 3/15/27	GBP	50,000	63,806
Avantor Funding, Inc. 3.88% 11/1/29		100,000	90,144
Avient Corp. 7.13% 8/1/30		100,000	102,531
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.00% 2/15/31		100,000	99,837
Ball Corp. 6.00% 6/15/29		100,000	100,950
μBank of America Corp.
1.90% 7/23/31		110,000	90,281
1.92% 10/24/31		326,000	265,631
1.95% 10/27/26	EUR	399,000	418,843
2.50% 2/13/31		513,000	441,920
5.47% 1/23/35		805,000	810,247
Bath & Body Works, Inc. 6.63% 10/1/30		100,000	102,150
Becton Dickinson & Co. 0.03% 8/13/25	EUR	311,000	319,147
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29		300,000	301,687
Block, Inc. 2.75% 6/1/26		100,000	94,048
Broadcom, Inc. 2.45% 2/15/31		246,000	207,383
Buckeye Partners LP 4.50% 3/1/28		100,000	95,002
Builders FirstSource, Inc. 4.25% 2/1/32		100,000	89,687
Caesars Entertainment, Inc. 8.13% 7/1/27		200,000	204,832
LVIP BlackRock Global Allocation Fund–15

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Callon Petroleum Co. 7.50% 6/15/30		280,000	$296,100
Calpine Corp.
4.63% 2/1/29		100,000	92,552
5.25% 6/1/26		100,000	98,965
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28		756,000	747,494
Catalent Pharma Solutions, Inc. 5.00% 7/15/27		100,000	98,472
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31		200,000	163,330
4.50% 5/1/32		200,000	160,719
5.13% 5/1/27		100,000	95,277
5.38% 6/1/29		100,000	91,545
6.38% 9/1/29		100,000	94,868
Champions Financing, Inc. 8.75% 2/15/29		73,000	76,478
Charles River Laboratories International, Inc. 3.75% 3/15/29		100,000	91,264
Chemours Co. 5.75% 11/15/28		100,000	92,210
Chesapeake Energy Corp. 6.75% 4/15/29		100,000	101,071
Churchill Downs, Inc.
5.75% 4/1/30		174,000	167,962
6.75% 5/1/31		100,000	100,559
Citigroup, Inc.
μ 1.25% 7/6/26	EUR	399,000	417,074
1.75% 10/23/26	GBP	100,000	116,560
μ 2.56% 5/1/32		302,000	251,869
μ 4.15% 11/15/26		94,000	86,587
μCitizens Bank NA 6.06% 10/24/25		250,000	248,997
Civitas Resources, Inc.
5.00% 10/15/26		430,000	420,391
8.38% 7/1/28		1,033,000	1,087,451
Clarios Global LP/Clarios U.S. Finance Co. 6.25% 5/15/26		100,000	99,949
Clear Channel Outdoor Holdings, Inc.
5.13% 8/15/27		100,000	94,264
9.00% 9/15/28		100,000	104,161
Cleveland-Cliffs, Inc. 7.00% 3/15/32		100,000	101,320
Cloud Software Group, Inc.
6.50% 3/31/29		475,000	450,757
9.00% 9/30/29		188,000	180,314
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30		285,000	280,024
CNX Resources Corp. 7.25% 3/1/32		309,000	314,076
Comcast Corp. 0.25% 9/14/29	EUR	234,000	215,194
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
CommScope Technologies LLC 6.00% 6/15/25		384,000	$333,965
CommScope, Inc. 6.00% 3/1/26		230,000	210,450
Comstock Resources, Inc. 6.75% 3/1/29		100,000	95,364
Coty, Inc.
3.88% 4/15/26	EUR	1,152,000	1,227,996
5.00% 4/15/26		100,000	98,508
5.75% 9/15/28	EUR	152,000	169,823
Crescent Energy Finance LLC 7.63% 4/1/32		261,000	263,011
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75% 2/1/26		100,000	98,339
CrownRock LP/CrownRock Finance, Inc. 5.00% 5/1/29		100,000	98,778
CSC Holdings LLC
5.50% 4/15/27		400,000	357,885
11.25% 5/15/28		200,000	198,189
11.75% 1/31/29		363,000	363,566
Dana, Inc. 4.25% 9/1/30		100,000	88,364
Darling Ingredients, Inc. 5.25% 4/15/27		100,000	98,240
Delta Air Lines, Inc. 7.38% 1/15/26		100,000	103,129
Directv Financing LLC 8.88% 2/1/30		100,000	99,758
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27		100,000	94,604
DISH DBS Corp. 5.88% 11/15/24		691,000	662,064
DT Midstream, Inc. 4.13% 6/15/29		100,000	91,933
Duke Energy Corp. 3.10% 6/15/28	EUR	393,000	415,954
Edgewell Personal Care Co. 4.13% 4/1/29		100,000	91,758
μEdison International 7.88% 6/15/54		175,000	179,782
Encompass Health Corp. 4.75% 2/1/30		100,000	93,696
Energizer Holdings, Inc. 4.75% 6/15/28		100,000	92,620
EnLink Midstream LLC
5.63% 1/15/28		100,000	99,048
6.50% 9/1/30		100,000	102,883
EnLink Midstream Partners LP 4.85% 7/15/26		100,000	98,034
Entegris, Inc. 4.75% 4/15/29		200,000	191,671
EQM Midstream Partners LP
6.00% 7/1/25		100,000	100,127
LVIP BlackRock Global Allocation Fund–16

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
EQM Midstream Partners LP (continued)
6.50% 7/1/27		100,000	$100,884
7.50% 6/1/27		90,000	92,286
7.50% 6/1/30		95,000	101,550
EquipmentShare.com, Inc. 9.00% 5/15/28		1,209,000	1,245,260
Esab Corp. 6.25% 4/15/29		250,000	251,171
Fair Isaac Corp. 5.25% 5/15/26		100,000	98,884
Ferrellgas LP/Ferrellgas Finance Corp. 5.88% 4/1/29		100,000	95,231
Fidelity National Information Services, Inc. 1.50% 5/21/27	EUR	415,000	420,707
Fiesta Purchaser, Inc. 7.88% 3/1/31		184,000	190,017
First Horizon Bank 5.75% 5/1/30		550,000	520,411
FirstEnergy Corp. 4.15% 7/15/27		100,000	95,909
Ford Motor Credit Co. LLC 5.80% 3/8/29		635,000	637,527
Freedom Mortgage Corp. 12.00% 10/1/28		200,000	218,001
Frontier Communications Holdings LLC
5.00% 5/1/28		100,000	92,821
8.63% 3/15/31		835,000	852,810
8.75% 5/15/30		1,076,000	1,100,988
Frontier Florida LLC 6.86% 2/1/28		939,000	911,069
Frontier North, Inc. 6.73% 2/15/28		444,000	421,800
Full House Resorts, Inc. 8.25% 2/15/28		27,000	25,802
GCI LLC 4.75% 10/15/28		146,000	133,868
Gen Digital, Inc. 6.75% 9/30/27		100,000	101,432
General Mills, Inc.
0.13% 11/15/25	EUR	659,000	672,072
0.45% 1/15/26	EUR	520,000	530,635
Global Payments, Inc. 4.88% 3/17/31	EUR	193,000	219,309
Goldman Sachs Group, Inc.
0.25% 1/26/28	EUR	455,000	436,939
0.88% 5/9/29	EUR	437,000	412,888
7.25% 4/10/28	GBP	50,000	68,223
Goodyear Tire & Rubber Co.
5.00% 5/31/26		100,000	97,875
5.00% 7/15/29		100,000	93,362
GoTo Group, Inc.
5.50% 5/1/28		372,950	323,068
5.50% 5/1/28		346,379	232,514
Gray Television, Inc. 7.00% 5/15/27		200,000	186,006
H&E Equipment Services, Inc. 3.88% 12/15/28		100,000	91,548
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Hanesbrands, Inc. 9.00% 2/15/31		100,000	$102,744
HCA, Inc.
3.50% 9/1/30		587,000	530,858
5.45% 4/1/31		125,000	125,652
5.63% 9/1/28		563,000	569,996
Hertz Corp. 5.00% 12/1/29		100,000	77,277
Hess Midstream Operations LP 5.63% 2/15/26		100,000	99,201
Hilcorp Energy I LP/Hilcorp Finance Co. 8.38% 11/1/33		100,000	108,419
Hilton Domestic Operating Co., Inc. 5.75% 5/1/28		200,000	199,703
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. 5.00% 6/1/29		100,000	93,260
Hologic, Inc. 4.63% 2/1/28		100,000	96,274
International Business Machines Corp. 3.38% 2/6/27	EUR	382,000	413,520
IQVIA, Inc. 5.00% 10/15/26		200,000	195,698
Iron Mountain, Inc.
4.50% 2/15/31		100,000	90,224
5.25% 3/15/28		100,000	96,753
7.00% 2/15/29		100,000	101,906
μJPMorgan Chase & Co.
0.99% 4/28/26	GBP	100,000	120,688
1.09% 3/11/27	EUR	415,000	426,327
3.65% 6/1/26		94,000	89,275
Lamar Media Corp. 4.88% 1/15/29		100,000	96,357
Lamb Weston Holdings, Inc. 4.13% 1/31/30		100,000	91,180
Las Vegas Sands Corp. 2.90% 6/25/25		200,000	192,424
Level 3 Financing, Inc.
4.63% 9/15/27		618,000	410,970
=§ 11.00% 11/15/29		1,548,888	1,568,249
LGI Homes, Inc. 8.75% 12/15/28		817,000	862,044
Lions Gate Capital Holdings LLC 5.50% 4/15/29		1,881,000	1,439,034
Lithia Motors, Inc. 4.38% 1/15/31		100,000	89,573
Live Nation Entertainment, Inc. 6.50% 5/15/27		100,000	101,093
Macy's Retail Holdings LLC 5.88% 4/1/29		100,000	98,102
Matador Resources Co. 6.50% 4/15/32		346,000	346,420
Match Group Holdings II LLC 4.63% 6/1/28		100,000	94,371
LVIP BlackRock Global Allocation Fund–17

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Mauser Packaging Solutions Holding Co. 7.88% 8/15/26		1,919,000	$1,954,983
Medline Borrower LP
3.88% 4/1/29		200,000	182,041
5.25% 10/1/29		100,000	94,517
MGM Resorts International 5.75% 6/15/25		100,000	99,882
μMorgan Stanley
1.34% 10/23/26	EUR	506,000	525,933
2.24% 7/21/32		122,000	99,660
3.77% 1/24/29		587,000	558,750
5.47% 1/18/35		495,000	499,425
Murphy Oil Corp. 5.88% 12/1/27		100,000	99,196
Nasdaq, Inc. 4.50% 2/15/32	EUR	281,000	319,921
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30		307,000	278,535
5.50% 8/15/28		355,000	339,764
6.00% 1/15/27		44,000	43,376
7.13% 2/1/32		284,000	282,055
NCL Corp. Ltd.
8.13% 1/15/29		100,000	105,818
8.38% 2/1/28		100,000	105,632
NCR Atleos Corp. 9.50% 4/1/29		470,000	502,716
Netflix, Inc. 3.63% 5/15/27	EUR	753,000	819,328
New Home Co., Inc. 8.25% 10/15/27		225,000	229,050
Newell Brands, Inc. 5.70% 4/1/26		100,000	98,217
Nexstar Media, Inc.
4.75% 11/1/28		100,000	91,116
5.63% 7/15/27		100,000	95,932
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13% 2/15/29		100,000	102,418
Nordstrom, Inc. 4.25% 8/1/31		100,000	87,806
Novelis Corp. 3.88% 8/15/31		100,000	85,901
NRG Energy, Inc. 3.38% 2/15/29		100,000	88,843
NuStar Logistics LP 5.75% 10/1/25		100,000	99,500
Olin Corp. 5.63% 8/1/29		100,000	98,736
Olympus Water U.S. Holding Corp.
7.13% 10/1/27		280,000	282,835
9.75% 11/15/28		1,591,000	1,694,760
ONEOK Partners LP 4.90% 3/15/25		1,007,000	999,571
Open Text Holdings, Inc. 4.13% 12/1/31		100,000	87,759
Oracle Corp.
2.30% 3/25/28		576,000	520,087
2.88% 3/25/31		815,000	708,624
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Organon & Co./Organon Foreign Debt Co.-Issuer BV 5.13% 4/30/31		300,000	$266,732
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25% 1/15/29		100,000	90,598
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38% 10/15/28		100,000	93,287
Paramount Global
μ 6.38% 3/30/62		665,000	614,443
7.88% 7/30/30		201,000	209,980
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer 5.88% 10/1/28		100,000	97,997
PBF Holding Co. LLC/PBF Finance Corp. 7.88% 9/15/30		100,000	103,727
PennyMac Financial Services, Inc. 7.88% 12/15/29		232,000	238,390
Performance Food Group, Inc. 4.25% 8/1/29		100,000	91,641
Permian Resources Operating LLC
7.00% 1/15/32		207,000	214,745
8.00% 4/15/27		500,000	514,969
PG&E Corp. 5.25% 7/1/30		100,000	95,023
Pilgrim's Pride Corp.
3.50% 3/1/32		100,000	84,752
6.88% 5/15/34		100,000	106,570
Pitney Bowes, Inc. 6.88% 3/15/27		1,443,000	1,317,622
Playtika Holding Corp. 4.25% 3/15/29		157,000	135,917
Post Holdings, Inc.
5.63% 1/15/28		100,000	98,242
6.25% 2/15/32		128,000	128,933
PPG Industries, Inc. 1.88% 6/1/25	EUR	384,000	405,099
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63% 9/1/29		100,000	76,343
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75% 4/15/26		100,000	99,708
6.25% 1/15/28		100,000	97,958
Procter & Gamble Co. 4.88% 5/11/27	EUR	268,000	305,191
Rand Parent LLC 8.50% 2/15/30		911,000	902,127
RHP Hotel Properties LP/RHP Finance Corp. 4.50% 2/15/29		100,000	93,375
RingCentral, Inc. 8.50% 8/15/30		935,000	972,151
LVIP BlackRock Global Allocation Fund–18

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. 3.63% 3/1/29	100,000	$89,955
Rockies Express Pipeline LLC 4.95% 7/15/29	100,000	93,459
Sabre Global, Inc.
8.63% 6/1/27	745,000	653,754
9.25% 4/15/25	119,000	117,188
11.25% 12/15/27	608,000	570,613
Sally Holdings LLC/Sally Capital, Inc. 6.75% 3/1/32	387,000	383,974
SBA Communications Corp.
3.13% 2/1/29	100,000	88,251
3.88% 2/15/27	100,000	95,109
Scotts Miracle-Gro Co. 4.38% 2/1/32	100,000	86,214
Seagate HDD Cayman
8.25% 12/15/29	601,000	645,753
8.50% 7/15/31	362,000	391,200
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31	100,000	103,969
Sensata Technologies, Inc. 4.38% 2/15/30	100,000	91,015
Service Corp. International 4.00% 5/15/31	100,000	88,596
Service Properties Trust
4.38% 2/15/30	100,000	76,333
4.50% 3/15/25	235,000	229,594
4.95% 2/15/27	100,000	92,496
7.50% 9/15/25	378,000	383,095
8.63% 11/15/31	634,000	676,121
Sirius XM Radio, Inc.
3.13% 9/1/26	100,000	93,672
3.88% 9/1/31	100,000	83,381
4.00% 7/15/28	100,000	91,487
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88% 11/1/28	294,000	304,084
Six Flags Entertainment Corp. 7.25% 5/15/31	100,000	101,311
=π^Sonder Secured Notes 0.00% 1/19/27	1,388,837	1,225,648
Southwestern Energy Co. 4.75% 2/1/32	100,000	92,056
Spirit AeroSystems, Inc.
9.38% 11/30/29	588,000	641,383
9.75% 11/15/30	1,276,000	1,427,290
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	121,250	120,582
Standard Industries, Inc. 4.38% 7/15/30	100,000	89,855
Staples, Inc. 7.50% 4/15/26	200,000	195,194
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Starwood Property Trust, Inc. 3.63% 7/15/26		100,000	$93,826
STL Holding Co. LLC 8.75% 2/15/29		263,000	269,914
Sunoco LP/Sunoco Finance Corp. 7.00% 9/15/28		100,000	102,175
Surgery Center Holdings, Inc. 7.25% 4/15/32		321,000	323,493
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 7.38% 2/15/29		100,000	100,598
Talos Production, Inc. 9.38% 2/1/31		138,000	147,116
Taylor Morrison Communities, Inc. 5.75% 1/15/28		100,000	99,300
TEGNA, Inc. 5.00% 9/15/29		100,000	89,643
Tempur Sealy International, Inc. 4.00% 4/15/29		100,000	90,751
Tenet Healthcare Corp. 6.75% 5/15/31		300,000	305,469
Tenneco, Inc. 8.00% 11/17/28		596,000	543,813
μTexas Capital Bancshares, Inc. 4.00% 5/6/31		174,000	150,106
•Texas Capital Bank NA 9.94% (LIBOR03M + 4.50%) 9/30/24		597,818	595,139
Thermo Fisher Scientific, Inc. 1.38% 9/12/28	EUR	418,000	417,657
T-Mobile USA, Inc.
2.70% 3/15/32		530,000	445,697
3.50% 4/15/31		342,000	308,852
TransDigm, Inc.
4.63% 1/15/29		200,000	185,601
6.63% 3/1/32		200,000	202,058
Transocean Titan Financing Ltd. 8.38% 2/1/28		158,000	164,432
Transocean, Inc. 8.75% 2/15/30		152,100	158,591
Travel & Leisure Co. 6.63% 7/31/26		100,000	100,700
μTruist Financial Corp. 5.44% 1/24/30		254,000	253,704
μU.S. Bancorp 5.68% 1/23/35		190,000	191,849
U.S. Foods, Inc. 4.75% 2/15/29		100,000	94,925
United Airlines, Inc.
4.38% 4/15/26		100,000	96,674
4.63% 4/15/29		100,000	93,000
United Rentals North America, Inc.
4.88% 1/15/28		100,000	97,316
5.50% 5/15/27		100,000	99,704
United Wholesale Mortgage LLC 5.50% 11/15/25		100,000	99,099
LVIP BlackRock Global Allocation Fund–19

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50% 2/15/28		563,000	$583,678
Univision Communications, Inc. 8.00% 8/15/28		575,000	585,788
USA Compression Partners LP/USA Compression Finance Corp. 6.88% 9/1/27		100,000	100,238
•USB Capital IX 6.60% (TSFR03M + 1.28%) 4/29/24		411,000	335,341
Venture Global Calcasieu Pass LLC 6.25% 1/15/30		100,000	100,606
Verizon Communications, Inc.
1.13% 11/3/28	GBP	100,000	108,673
4.25% 10/31/30	EUR	363,000	410,232
Viasat, Inc. 5.63% 4/15/27		252,000	238,632
Vistra Operations Co. LLC
5.63% 2/15/27		1,241,000	1,221,957
7.75% 10/15/31		450,000	471,276
Vital Energy, Inc. 7.88% 4/15/32		177,000	179,809
Walgreens Boots Alliance, Inc. 3.45% 6/1/26		100,000	95,370
Wells Fargo & Co.
1.38% 10/26/26	EUR	415,000	423,756
1.50% 5/24/27	EUR	634,000	641,478
μ 4.81% 7/25/28		835,000	822,741
μ 5.50% 1/23/35		1,025,000	1,027,413
Western Digital Corp. 4.75% 2/15/26		100,000	97,688
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27		100,000	97,942
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13% 2/15/31		100,000	103,490
Xerox Holdings Corp.
5.00% 8/15/25		206,000	203,267
8.88% 11/30/29		313,000	318,873
Yum! Brands, Inc. 4.63% 1/31/32		100,000	92,282
Zayo Group Holdings, Inc. 4.00% 3/1/27		293,000	241,181
			86,046,492
Total Corporate Bonds (Cost $194,402,043)			185,813,228
ΔLOAN AGREEMENTS–2.08%
Canada–0.01%
•Kronos Acquisition Holdings, Inc. 11.49% (SOFRTE03M + 6.00%) 12/22/26		187,654	187,888
			187,888
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Finland–0.02%
+Mehilainen Yhtiot Oy 0.00% 8/8/28	EUR	314,020	$338,364
			338,364
France–0.23%
•Babilou Group 7.91% (EURIBOR03M + 4.00%) 11/17/27	EUR	3,065,234	3,299,487
•Parts Europe SA 7.64% (EURIBOR03M + 3.75%) 2/3/31	EUR	1,584,700	1,705,379
			5,004,866
Germany–0.12%
•Mosel Bidco SE 8.65% (EURIBOR03M + 4.75%) 9/16/30	EUR	1,614,600	1,740,674
•TK Elevator Midco GMBH 7.93% (EURIBOR03M + 4.00%) 4/30/30	EUR	759,600	817,323
			2,557,997
Jersey–0.05%
=π•Vita Global FinCo Ltd.
10.95% (EURIBOR06M + 7.00%) 7/6/27	EUR	605,773	629,880
12.19% (SONIA + 7.00%) 7/6/27	GBP	363,464	442,139
			1,072,019
Netherlands–0.29%
•Upfield BV 10.98% (SONIA + 5.75%) 1/3/28	GBP	1,543,000	1,926,191
•Ziggo BV 6.86% (EURIBOR01M + 3.00%) 1/31/29	EUR	4,186,717	4,345,832
			6,272,023
United Kingdom–0.27%
+CD&R Firefly Bidco Ltd. 0.00% 3/1/29	GBP	445,625	557,828
•INEOS Finance PLC 7.83% (EURIBOR03M + 4.00%) 11/8/27	EUR	1,000,000	1,075,441
•INEOS Quattro Holdings U.K. Ltd. 8.33% (EURIBOR03M + 4.50%) 4/2/29	EUR	902,737	961,091
•Market Bidco Ltd. 8.65% (EURIBOR03M + 4.75%) 11/4/27	EUR	711,000	743,905
=π•Mercia A-1 7.59% (SONIA + 2.40%) 4/9/26	GBP	455,979	571,790
=π•Mercia A-2 7.59% (SONIA + 2.40%) 4/9/26	GBP	1,390,332	1,743,451
LVIP BlackRock Global Allocation Fund–20

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United Kingdom (continued)
=π•Mercia B-1 7.59% (SONIA + 2.40%) 4/9/26	GBP	80,087	$100,427
			5,753,933
United States–1.09%
•Aimbridge Acquisition Co., Inc. 10.19% (SOFR CME01M + 4.75%) 2/2/26		1,038,626	1,015,257
•Altar Bidco, Inc. 10.40% (SOFR CME012M + 5.60%) 2/1/30		1,160,505	1,143,829
•American Auto Auction Group LLC 10.46% (SOFRTE03M + 5.00%) 12/30/27		171,247	169,748
•Areas Worldwide SA 5.00% (SOFR CME03M + 5.00%) 12/31/29		1,219,531	1,295,956
@•Avaya, Inc. 6.83% (SOFR CME01M + 1.50%) 8/1/28		4,419	3,915
•City Brewing Co. LLC 9.08% (SOFR CME03M + 3.50%) 4/5/28		259,830	199,466
=π•CML Trigrams 8.19% (LIBOR01M + 2.25%) 9/15/24		737,981	737,815
+Cotiviti, Inc. 0.00% 2/21/31		410,000	408,975
=π•Cypher Bidco 8.60% (EURIBOR06M + 4.50%) 3/1/28	EUR	1,485,170	1,524,245
•Digital Room Holdings, Inc. 10.68% (SOFR CME01M + 5.25%) 12/21/28		355,448	332,123
•DirecTV Financing LLC 10.44% (SOFR CME01M + 5.00%) 8/2/27		237,495	237,595
•ECL Entertainment LLC 10.08% (SOFR CME01M + 4.75%) 8/31/30		1,073,605	1,076,557
=+Element Materials Technology Group U.S. Holdings, Inc.
0.00% 7/5/30	GBP	1,089,000	1,375,856
0.00% 7/5/30	GBP	336,000	424,506
•Emerald Technologies Acquisitionco, Inc. 11.74% (SOFRTE03M + 6.25%) 12/29/27		419,587	377,629
•First Brands Group LLC 9.06% (EURIBOR06M + 5.00%) 3/30/27	EUR	743,701	801,339
=π•Galaxy Universal LLC 11.46% (SOFR CME03M + 6.00%) 11/12/26		1,337,025	1,315,365
•GoTo Group, Inc.
10.17% (SOFR CME01M + 4.75%) 4/30/28		590,812	560,533
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•GoTo Group, Inc. (continued)
10.17% (SOFRTE01M + 4.75%) 4/30/28		483,081	$367,866
=π•Green Plains Operating Co. LLC 13.59% (LIBOR03M + 8.00%) 7/20/26		925,091	906,589
•Hydrofarm Holdings LLC 10.83% (SOFR CME01M + 5.50%) 10/25/28		262,235	211,099
•J&J Ventures Gaming LLC 9.44% (SOFR CME01M + 4.00%) 4/26/28		403,263	399,649
•Jack Ohio Finance LLC 10.19% (SOFR CME01M + 4.75%) 10/4/28		205,584	205,481
•Level 3 Financing, Inc.
11.81% (SOFR CME01M + 6.56%) 4/15/29		165,393	164,153
11.89% (SOFR CME03M + 6.56%) 4/15/30		166,607	165,357
Lumen Technologies, Inc. 11.33% (SOFR CME03M + 6.00%) 6/1/28		100,000	18,878
•Maverick Gaming LLC
8.50% (SOFR CME03M + 7.50%) 6/3/28		98,129	94,488
13.10% (SOFR CME03M + 7.50%) 9/3/26		339,545	237,681
•Naked Juice LLC 11.40% (SOFRTE03M + 6.00%) 1/24/30		53,053	42,724
•Nielsen Consumer, Inc. 10.33% (EURIBOR01M + 6.50%) 3/6/28	EUR	384,940	412,959
=πOpenDoor 10.00% 4/1/26		1,060,334	1,026,403
•Quartz Acquireco LLC 8.81% (SOFR CME03M + 3.50%) 6/28/30		449,740	450,302
•Redstone Holdco 2 LP
10.19% (SOFR CME01M + 4.75%) 4/27/28		923,447	759,923
13.19% (SOFRTE01M + 7.75%) 4/27/29		742,791	438,247
•SCIH Salt Holdings, Inc. 9.33% (SOFR CME01M + 4.00%) 3/16/27		623,255	624,141
=π✠•Sheraton Austin 9.07% (LIBOR03M + 3.48%) 6/1/26		1,389,342	1,364,549
•Signal Parent, Inc. 8.93% (SOFR CME01M + 3.50%) 4/3/28		319,012	301,467
=π✠•Starwood Property Trust, Inc. 7.99% (SOFR CME01M + 2.67%) 6/9/26		1,400,568	1,355,784
LVIP BlackRock Global Allocation Fund–21

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Vaco Holdings LLC 10.43% (SOFR CME03M + 5.00%) 1/21/29	426,298	$420,863
•Xerox Holdings Corp. 9.33% (SOFR CME01M + 4.00%) 11/17/29	268,600	269,188
		23,238,500
Total Loan Agreements (Cost $44,761,819)		44,425,590
ΔNON-AGENCY ASSET-BACKED SECURITIES–0.85%
Cayman Islands–0.09%
•Arbor Realty Commercial Real Estate Notes Ltd. 7.18% (TSFR01M + 1.85%) 5/15/37	898,000	896,036
•Greystone CRE Notes Ltd. 6.46% (TSFR01M + 1.13%) 7/15/39	361,500	357,331
•MF1 Ltd. 6.54% (TSFR01M + 1.21%) 7/16/36	188,243	187,187
•RR 28 Ltd. 6.84% (TSFR03M + 1.55%) 4/15/37	388,191	389,739
•Voya CLO Ltd. 6.62% (TSFR03M + 1.30%) 4/20/34	150,000	149,995
		1,980,288
United States–0.76%
•AccessLex Institute 5.89% (TSFR03M + 0.56%) 5/25/36	137,932	135,392
•FS Rialto Issuer LLC 7.91% (TSFR01M + 2.58%) 8/17/37	951,843	956,602
GoodLeap Sustainable Home Solutions Trust 2.10% 5/20/48	353,243	277,571
Mariner Finance Issuance Trust 2.19% 8/21/34	261,498	257,678
Navient Private Education Refi Loan Trust
B 2.61% 4/15/60	323,000	290,527
C 3.48% 4/15/60	811,000	716,556
D 4.00% 4/15/60	276,000	250,198
• A 6.51% (PRIME + 1.99%) 4/15/60	891,000	856,711
Nelnet Student Loan Trust
C 3.57% 4/20/62	690,108	559,378
D 4.93% 4/20/62	655,600	546,272
Pagaya AI Debt Selection Trust 3.00% 1/25/29	255,890	249,454
Progress Residential Trust 3.44% 5/17/26	300,515	275,220
•Ready Capital Mortgage Financing LLC 7.88% (TSFR01M + 2.55%) 10/25/39	1,322,180	1,327,549
=Regional Management Issuance Trust 3.88% 10/17/33	1,711,000	1,559,234
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
•SLM Private Education Loan Trust 10.19% (TSFR01M + 4.86%) 10/15/41	422,636	$453,911
SMB Private Education Loan Trust
B 2.30% 1/15/53	206,217	191,831
C 2.99% 1/15/53	1,071,773	911,048
C 3.00% 1/15/53	69,847	58,885
D2 3.86% 1/15/53	210,244	181,898
SoFi Personal Loan Trust
=^ A 0.00% 2/12/31	15,000	750,826
=• A 1.00% 2/12/31	1,595,000	1,594,930
• R1 3.88% 11/12/30	19,306	1,119,348
A 6.00% 11/12/30	2,760,129	2,761,219
		16,282,238
Total Non-Agency Asset-Backed Securities (Cost $18,747,961)		18,262,526
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.51%
United States–0.51%
•Ajax Mortgage Loan Trust
A1 1.74% 12/25/60	1,320,469	1,127,287
A2 2.69% 12/25/60	208,229	157,394
B1 3.73% 12/25/60	137,618	89,932
•BX Trust 6.74% (TSFR01M + 1.44%) 4/15/29	763,000	761,094
•CSMC Lion 8.76% (TSFR01M + 3.44%) 2/15/25	802,080	742,842
•J.P. Morgan Mortgage Trust
A2A 2.50% 12/25/51	3,598,173	2,901,589
A3A 2.50% 2/25/52	1,568,443	1,366,424
A4A 2.50% 2/25/52	672,085	457,712
=πMCM Trust 3.00% 8/25/28	558,292	366,158
=MCM Trust CMO 3.00% 8/25/28	729,717	700,778
=^TVC DSCR 0.00% 2/1/51	1,891,504	1,727,494
=π^TVC DSCR 21-1 0.00% 2/1/51	472,941	410,151
Total Non-Agency Collateralized Mortgage Obligations (Cost $11,730,755)		10,808,855
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.83%
Bermuda–0.02%
•RIAL Issuer Ltd. 7.58% (TSFR01M + 2.25%) 1/19/37	570,000	570,000
		570,000
Cayman Islands–0.04%
•MF1 Trust 8.70% (TSFR01M + 3.37%) 12/15/34	852,297	795,649
		795,649
LVIP BlackRock Global Allocation Fund–22

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States–1.77%
•1211 Avenue of the Americas Trust 4.14% 8/10/35	508,000	$464,174
•Alen Mortgage Trust 8.54% (TSFR01M + 3.21%) 4/15/34	576,000	394,326
Arbor Multifamily Mortgage Securities Trust 1.75% 5/15/53	224,482	138,820
•BAMLL Commercial Mortgage Securities Trust 6.47% (TSFR01M + 1.15%) 9/15/34	270,894	270,894
•Bayview Commercial Asset Trust
M1 5.95% (TSFR01M + 0.62%) 10/25/36	11,168	10,645
M6 6.49% (TSFR01M + 1.16%) 11/25/35	10,352	10,075
•BBCMS Mortgage Trust 6.64% (TSFR01M + 1.32%) 3/15/37	188,000	173,049
•Beast Mortgage Trust
A 6.19% (TSFR01M + 0.86%) 4/15/36	208,261	206,699
B 6.54% (TSFR01M + 1.21%) 4/15/36	496,548	480,874
C 6.79% (TSFR01M + 1.46%) 4/15/36	614,177	587,431
D 7.04% (TSFR01M + 1.71%) 4/15/36	753,982	715,573
E 7.54% (TSFR01M + 2.21%) 4/15/36	492,692	468,616
F 8.34% (TSFR01M + 3.01%) 4/15/36	469,551	446,963
G 9.24% (TSFR01M + 3.91%) 4/15/36	530,294	508,728
H 10.34% (TSFR01M + 5.02%) 4/15/36	379,884	365,367
*•Benchmark Mortgage Trust 1.27% 2/15/54	6,162,951	353,725
•BHMS Mortgage Trust
A 6.87% (TSFR01M + 1.55%) 7/15/35	697,744	694,311
C 7.52% (TSFR01M + 2.20%) 7/15/35	287,769	284,261
•BOCA Commercial Mortgage Trust 7.09% (TSFR01M + 1.77%) 5/15/39	259,856	260,099
BWAY Mortgage Trust 3.63% 3/10/33	487,544	435,124
BX Commercial Mortgage Trust
A 2.84% 3/9/44	100,708	87,265
• A 6.13% (TSFR01M + 0.80%) 10/15/38	254,909	252,998
• A 6.35% (TSFR01M + 1.02%) 2/15/33	1,388,665	1,363,325
• A 6.69% (TSFR01M + 1.39%) 3/15/41	709,000	709,000
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
BX Commercial Mortgage Trust (continued)
• B 7.59% (TSFR01M + 2.26%) 2/15/33	814,304	$799,619
• F 7.68% (TSFR01M + 2.36%) 10/15/38	1,267,541	1,254,866
• J 8.09% (TSFR01M + 2.76%) 10/15/36	658,532	652,283
• G 8.24% (TSFR01M + 2.91%) 6/15/38	872,621	861,169
• F 8.24% (TSFR01M + 2.92%) 5/15/38	658,327	649,275
• G 8.69% (TSFR01M + 3.36%) 10/15/37	70,000	68,033
• C 9.69% (TSFR01M + 4.36%) 2/15/33	537,575	527,978
•BX Trust
D 3.94% 12/9/41	317,000	279,204
E 3.94% 12/9/41	1,319,000	1,132,079
E 7.68% (TSFR01M + 2.36%) 10/15/36	907,059	888,352
E 7.69% (TSFR01M + 2.36%) 1/15/34	272,918	269,507
F 8.44% (TSFR01M + 3.11%) 1/15/34	419,620	413,730
•CAMB Commercial Mortgage Trust 7.77% (TSFR01M + 2.45%) 12/15/37	160,151	159,751
•CD Mortgage Trust 3.91% 11/13/50	33,602	28,813
•Cold Storage Trust 6.33% (TSFR01M + 1.01%) 11/15/37	658,604	657,163
•Credit Suisse Mortgage Capital Certificates
B 6.60% (TSFR01M + 1.28%) 5/15/36	100,749	100,686
C 6.80% (TSFR01M + 1.48%) 5/15/36	235,414	235,194
D 6.97% (TSFR01M + 1.65%) 5/15/36	666,342	665,718
E 7.52% (TSFR01M + 2.20%) 5/15/36	621,454	620,677
F 8.02% (TSFR01M + 2.70%) 5/15/36	880,809	877,638
•CSAIL Commercial Mortgage Trust 4.64% 11/15/48	68,170	59,432
CSMC Trust 2.26% 8/15/37	435,141	406,857
•DBGS Mortgage Trust
D 6.92% (TSFR01M + 1.60%) 5/15/35	229,024	226,877
F 7.62% (TSFR01M + 2.30%) 5/15/35	760,411	746,054
•ELP Commercial Mortgage Trust 8.11% (TSFR01M + 2.78%) 11/15/38	648,886	642,398
LVIP BlackRock Global Allocation Fund–23

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•Extended Stay America Trust
D 7.69% (TSFR01M + 2.36%) 7/15/38	1,273,558	$1,271,966
E 8.29% (TSFR01M + 2.96%) 7/15/38	886,828	886,828
•GS Mortgage Securities Corp. Trust
A 6.39% (TSFR01M + 1.06%) 10/15/36	163,892	161,587
A 6.59% (TSFR01M + 1.26%) 5/15/26	209,172	193,486
A 7.52% (TSFR01M + 2.19%) 8/15/39	148,848	149,732
E 8.38% (TSFR01M + 3.05%) 11/15/36	1,257,875	1,219,235
GS Mortgage Securities Trust 2.73% 5/12/53	515,232	423,851
Independence Plaza Trust 3.91% 7/10/35	242,000	229,534
•JP Morgan Chase Commercial Mortgage Securities Trust
C 3.45% 1/5/39	310,000	249,474
A 7.50% (TSFR01M + 2.18%) 9/15/39	194,000	194,546
E 7.89% (TSFR01M + 2.56%) 4/15/38	835,000	826,128
F 8.39% (TSFR01M + 3.06%) 4/15/38	364,000	358,876
•Med Trust
A 6.39% (TSFR01M + 1.06%) 11/15/38	174,164	173,729
F 9.44% (TSFR01M + 4.11%) 11/15/38	1,610,726	1,607,708
G 10.69% (TSFR01M + 5.36%) 11/15/38	1,726,399	1,723,164
•MHC Commercial Mortgage Trust
E 7.54% (TSFR01M + 2.22%) 4/15/38	884,424	877,792
F 8.04% (TSFR01M + 2.72%) 4/15/38	104,256	103,214
•MHP Trust 8.19% (TSFR01M + 2.86%) 7/15/38	387,313	381,988
•Morgan Stanley Bank of America Merrill Lynch Trust 4.32% 5/15/48	75,473	68,021
•Morgan Stanley Capital I Trust 4.28% 7/11/40	234,000	207,690
•PKHL Commercial Mortgage Trust 8.79% (TSFR01M + 3.46%) 7/15/38	218,752	155,279
•SREIT Trust
A 6.17% (TSFR01M + 0.85%) 11/15/38	169,370	169,212
F 8.06% (TSFR01M + 2.73%) 11/15/36	420,754	413,128
F 8.06% (TSFR01M + 2.74%) 11/15/38	925,877	918,934
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•STWD Trust 7.36% (TSFR01M + 2.04%) 7/15/36		322,426	$317,899
UBS Commercial Mortgage Trust 2.92% 10/15/52		137,681	122,585
•VNDO Trust 3.90% 1/10/35		267,100	241,546
Wells Fargo Commercial Mortgage Trust
*• XA 1.52% 4/15/54		2,807,229	201,375
*• XA 1.80% 7/15/53		3,375,341	285,951
• A 3.75% 6/15/36		269,000	235,042
• AS 3.87% 5/15/48		383,992	371,425
• B 4.19% 11/15/50		181,742	164,442
			37,811,062
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $39,232,384)			39,176,711
ΔSOVEREIGN BONDS–4.39%
Argentina–0.23%
Argentina Government International Bonds
φ 0.75% 7/9/30		3,813,572	1,999,456
1.00% 7/9/29		397,080	213,748
φ 3.63% 7/9/35		4,657,374	1,933,214
φ 4.25% 1/9/38		572,678	265,604
φ 4.25% 1/9/38		998,945	463,419
			4,875,441
Bahrain–0.01%
Bahrain Government International Bonds 5.45% 9/16/32		200,000	182,980
			182,980
Brazil–1.18%
^Brazil Letras do Tesouro Nacional
0.00% 4/1/24	BRL	28,468,000	5,676,117
0.00% 7/1/24	BRL	53,746,000	10,461,567
Brazil Notas do Tesouro Nacional
10.00% 1/1/25	BRL	13,456,000	2,746,715
10.00% 1/1/27	BRL	31,546,000	6,414,014
			25,298,413
Chile–0.01%
Chile Government International Bonds 4.34% 3/7/42		252,000	219,549
			219,549
China–0.16%
China Government Bonds 2.29% 12/25/24	CNY	24,200,000	3,360,785
			3,360,785
LVIP BlackRock Global Allocation Fund–24

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Colombia–0.41%
Colombia Government International Bonds
3.13% 4/15/31		200,000	$159,584
4.50% 1/28/26		396,000	386,708
8.00% 4/20/33		234,000	247,041
Colombia TES
5.75% 11/3/27	COP	9,145,000,000	2,114,675
6.00% 4/28/28	COP	8,708,400,000	2,003,319
7.00% 3/26/31	COP	4,108,400,000	915,056
13.25% 2/9/33	COP	9,471,600,000	2,882,471
			8,708,854
Czech Republic–0.23%
Czech Republic Government Bonds
2.75% 7/23/29	CZK	61,350,000	2,489,721
5.00% 9/30/30	CZK	51,630,000	2,348,369
			4,838,090
Dominican Republic–0.02%
Dominican Republic International Bonds
4.50% 1/30/30		263,000	239,311
5.95% 1/25/27		230,000	228,839
			468,150
Egypt–0.01%
Egypt Government International Bonds 8.50% 1/31/47		220,000	174,090
			174,090
Guatemala–0.01%
Guatemala Government Bonds 3.70% 10/7/33		200,000	164,800
			164,800
Hungary–0.07%
Hungary Government Bonds 6.75% 10/22/28	HUF	441,570,000	1,208,230
Hungary Government International Bonds
5.25% 6/16/29		244,000	241,072
5.38% 9/12/33	EUR	103,000	117,102
			1,566,404
Indonesia–0.43%
Indonesia Government International Bonds 4.65% 9/20/32		200,000	194,510
Indonesia Treasury Bonds
5.50% 4/15/26	IDR	7,502,000,000	465,294
7.00% 5/15/27	IDR	34,582,000,000	2,210,805
7.13% 6/15/38	IDR	46,708,000,000	2,986,985
8.25% 5/15/36	IDR	35,257,000,000	2,481,755
8.38% 9/15/26	IDR	11,824,000,000	777,341
			9,116,690
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ivory Coast–0.01%
Ivory Coast Government International Bonds 6.38% 3/3/28		200,000	$197,266
			197,266
Mexico–0.29%
Mexico Bonos
7.50% 5/26/33	MXN	42,011,100	2,249,184
8.50% 3/1/29	MXN	10,365,600	602,931
8.50% 11/18/38	MXN	7,999,400	447,003
^Mexico Cetes 0.00% 10/3/24	MXN	40,868,560	2,328,168
Mexico Government International Bonds
2.66% 5/24/31		350,000	291,974
6.35% 2/9/35		200,000	206,181
			6,125,441
Morocco–0.01%
Morocco Government International Bonds 5.95% 3/8/28		200,000	201,984
			201,984
Nigeria–0.01%
Nigeria Government International Bonds 7.63% 11/28/47		223,000	172,669
			172,669
Oman–0.02%
Oman Government International Bonds
6.50% 3/8/47		230,000	232,212
6.75% 1/17/48		200,000	204,460
			436,672
Panama–0.03%
Panama Government International Bonds
6.85% 3/28/54		200,000	181,375
7.50% 3/1/31		200,000	207,308
8.00% 3/1/38		200,000	209,522
			598,205
Peru–0.13%
Corp. Financiera de Desarrollo SA 4.75% 7/15/25		245,000	241,756
Peru Government International Bonds
5.94% 2/12/29	PEN	2,021,000	540,116
6.35% 8/12/28	PEN	2,169,000	597,055
6.95% 8/12/31	PEN	4,453,000	1,202,457
Peruvian Government International Bonds 1.86% 12/1/32		200,000	152,250
			2,733,634
LVIP BlackRock Global Allocation Fund–25

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Philippines–0.00%
Philippines Government International Bonds 6.38% 1/15/32		133,000	$143,972
			143,972
Poland–0.19%
Republic of Poland Government Bonds 2.75% 10/25/29	PLN	17,858,000	3,940,465
Republic of Poland Government International Bonds
4.88% 10/4/33		97,000	95,430
5.50% 4/4/53		147,000	146,350
			4,182,245
Romania–0.02%
Romania Government International Bonds
2.12% 7/16/31	EUR	141,000	124,082
2.50% 2/8/30	EUR	266,000	253,088
5.25% 11/25/27		122,000	120,121
			497,291
Saudi Arabia–0.01%
Saudi Government International Bonds 4.50% 4/17/30		283,000	277,020
			277,020
Senegal–0.01%
Senegal Government International Bonds 6.25% 5/23/33		200,000	170,000
			170,000
South Africa–0.33%
Republic of South Africa Government Bonds
8.75% 1/31/44	ZAR	12,564,932	463,987
9.00% 1/31/40	ZAR	28,708,670	1,118,032
10.50% 12/21/26	ZAR	92,487,367	5,010,139
Republic of South Africa Government International Bonds
5.00% 10/12/46		300,000	201,825
5.88% 4/20/32		200,000	180,000
			6,973,983
Spain–0.21%
Spain Government Bonds
2.90% 10/31/46	EUR	2,535,000	2,436,317
3.45% 7/30/66	EUR	1,982,000	1,988,045
			4,424,362
Ukraine–0.01%
‡πUkraine Government International Bonds
7.25% 3/15/35		338,000	96,554
7.75% 9/1/25		200,000	73,500
			170,054
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Kingdom–0.33%
United Kingdom Gilt 0.50% 10/22/61	GBP	11,798,992	$4,617,836
United Kingdom Inflation-Linked Gilt 3.75% 10/22/53	GBP	2,153,294	2,423,977
			7,041,813
Uruguay–0.01%
Uruguay Government International Bonds 5.75% 10/28/34		251,000	264,680
			264,680
Total Sovereign Bonds (Cost $93,108,167)			93,585,537
ΔSUPRANATIONAL BANKS–0.34%
Cayman Islands–0.26%
FWD Group Holdings Ltd. 8.40% 4/5/29		5,265,000	5,482,445
			5,482,445
United Kingdom–0.08%
Ardonagh Finco Ltd. 6.88% 2/15/31	EUR	1,606,000	1,706,643
			1,706,643
Total Supranational Banks (Cost $6,997,311)			7,189,088
U.S. TREASURY OBLIGATIONS–1.49%
U.S. Treasury Notes
4.00% 12/15/25		14,898,000	14,714,685
4.25% 12/31/24		9,355,000	9,290,410
4.63% 9/30/28		7,722,300	7,833,610
Total U.S. Treasury Obligations (Cost $31,839,816)			31,838,705

	Number of Shares
EXCHANGE-TRADED FUNDS–1.16%
Invesco S&P 500 Equal Weight ETF	44,070	7,464,136
iShares 0-5 Year TIPS Bond ETF	21,886	2,176,125
iShares iBoxx $ Investment Grade Corporate Bond ETF	13,124	1,429,466
iShares J.P. Morgan USD Emerging Markets Bond ETF	13,301	1,192,701
iShares Latin America 40 ETF	39,605	1,126,366
iShares MSCI Brazil ETF	44,366	1,438,346
iShares MSCI China ETF	16,664	662,061
iShares MSCI Emerging Markets ETF	5,642	231,773
LVIP BlackRock Global Allocation Fund–26

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS (continued)
SPDR® Bloomberg Barclays High Yield Bond ETF	7,760	$738,752
VanEck J. P. Morgan EM Local Currency Bond ETF	121,948	2,988,945
VanEck Semiconductor ETF	23,964	5,391,660
Total Exchange-Traded Funds (Cost $23,738,967)		24,840,331
MONEY MARKET FUND–11.23%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.26%)	239,466,650	239,466,650
Total Money Market Fund (Cost $239,466,650)		239,466,650

	Principal Amount°
SHORT-TERM INVESTMENTS–0.33%
DISCOUNTED COMMERCIAL PAPER–0.32%
≠HSBC USA, Inc.
6.58% 8/12/24	1,210,000	1,184,898
6.61% 10/11/24	1,216,000	1,179,182
6.62% 7/1/24	1,280,000	1,260,166
6.64% 6/24/24	750,000	739,970
≠UBS AG
6.13% 6/25/24	1,240,000	1,223,478
6.28% 6/18/24	1,240,000	1,224,784
		6,812,478
U.S. TREASURY OBLIGATION–0.01%
≠U.S. Treasury Bills 5.42% 5/9/24	200,000	198,901
		198,901
Total Short-Term Investments (Cost $7,004,805)		7,011,379

	Notional Amount
OPTIONS PURCHASED–0.45%
Over-The-Counter–0.05%
Call Swaptions–0.04%
10 Year Interest Rate Swap, expiration date 1/23/25, notional amount $28,261,058 GSI	28,261,058	$233,031
10 Year Interest Rate Swap, expiration date 5/28/24, notional amount $14,264,377 CITI	14,264,377	92,416
2 Year Interest Rate Swap, expiration date 5/28/24, notional amount EUR27,127,945 JPMC	27,127,945	29,398
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Swaptions (continued)
2 Year Interest Rate Swap, expiration date 6/3/24, notional amount EUR27,362,729 GSI	27,362,729	$35,274
2 Year Interest Rate Swap, expiration date 10/24/24, notional amount $43,538,712 JPMC	43,538,712	238,973
3 Year Interest Rate Swap, expiration date 5/29/24, notional amount $33,768,180 GSI	33,768,180	72,997
3 Year Interest Rate Swap, expiration date 5/28/24, notional amount $33,768,180 GSI	33,768,180	82,815
		784,904
Put Swaptions–0.00%
2 Year Interest Rate Swap, expiration date 11/18/24, notional amount JPY5,604,705,000 DB	5,604,705,000	15,659
CDX.NA.HY.S41, expiration date 5/15/24, notional amount $1,765,000 GSI	1,765,000	2,379
CDX.NA.HY.S41, expiration date 4/17/24, notional amount $1,725,000 GSI	1,725,000	641
CDX.NA.HY.S41, expiration date 4/17/24, notional amount $2,155,000 BNP	2,155,000	801
ITRAXX Europe.S40, expiration date 6/19/24, notional amount EUR6,554,715 DB	6,554,715	4,388
ITRAXX.XO.S40, expiration date 6/19/24, notional amount EUR2,184,905 DB	2,184,905	7,483
ITRAXX.XO.S41, expiration date 4/17/24, notional amount EUR2,425,000 MSC	2,425,000	2,068
ITRAXX.XO.S41, expiration date 5/15/24, notional amount EUR1,975,000 GSI	1,975,000	5,787
ITRAXX.XO.S41, expiration date 5/15/24, notional amount EUR2,425,000 MSC	2,425,000	7,105
		46,311

Number of Contracts

Call Options–0.00%
USD vs CNH Strike price CNH8.5, expiration date 8/21/24, notional amount CNH479,104,667 HSBC	56,365,255	4,622
LVIP BlackRock Global Allocation Fund–27

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Options (continued)
USD vs ZAR Strike price ZAR19.3, expiration date 4/30/24, notional amount ZAR11,078,200 BOA	574,000	$5,348
		9,970
Put Options–0.01%
EUR vs MXN Strike price MXN18.3, expiration date 5/9/24, notional amount MXN83,760,125 DB	4,577,056	86,997
EUR vs USD Strike price EUR1.075, expiration date 5/30/24, notional amount EUR10,255,899 BOA	9,540,371	59,553
EUR vs USD Strike price EUR1.0775, expiration date 5/2/24, notional amount EUR12,242,359 BNP	11,361,818	60,639
USD vs BRL Strike price BRL4.95, expiration date 4/18/24, notional amount BRL4,247,100 GSI	858,000	1,960
USD vs TRY Strike price TRY42.5, expiration date 12/6/24, notional amount TRY24,395,000 GSI	574,000	30,544
		239,693
Barrier Options–0.00%
EUR vs USD, one touch, barrier price EUR1.06, Strike price EUR1.06, expiration date 4/12/24, notional amount EUR489,710 BOA	461,991	26,193
USD vs JPY, up and out, barrier price JPY156.50, Strike price JPY152.5, expiration date 5/1/24, notional amount JPY714,312,745 BOA	4,684,018	8,773
		34,966
		1,115,844

Centrally Cleared–0.40%
Call Options–0.37%
Adobe Strike price $540, expiration date 5/17/24, notional amount $1,782,000	33	28,380
Adobe Strike price $590, expiration date 4/19/24, notional amount $3,245,000	55	1,870
Adobe Strike price $600, expiration date 5/17/24, notional amount $1,920,000	32	3,968
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Advanced Micro Devices Strike price $200, expiration date 5/17/24, notional amount $2,060,000	103	$72,100
Amazon.com Strike price $180, expiration date 4/19/24, notional amount $5,994,000	333	146,853
Amazon.com Strike price $185, expiration date 4/19/24, notional amount $6,937,500	375	81,375
Amazon.com Strike price $190, expiration date 5/17/24, notional amount $6,251,000	329	176,015
Apple Strike price $220, expiration date 8/16/24, notional amount $12,144,000	552	33,120
AstraZeneca Strike price $67.5, expiration date 4/19/24, notional amount $2,234,250	331	55,277
Bank of America Strike price $39, expiration date 5/17/24, notional amount $2,749,500	705	65,565
Bayerische Motoren Werke AG Strike price EUR110, expiration date 4/19/24, notional amount EUR3,300,000	300	22,979
Caterpillar Strike price $380, expiration date 5/17/24, notional amount $5,358,000	141	132,963
CBOE Volatility Index Strike price $18, expiration date 4/17/24, notional amount $259,200	144	4,464
CBOE Volatility Index Strike price $20, expiration date 4/17/24, notional amount $502,000	251	5,522
CF Industries Holdings Strike price $92.5, expiration date 5/17/24, notional amount $2,025,750	219	16,972
Chevron Strike price $165, expiration date 5/17/24, notional amount $2,343,000	142	26,980
ConocoPhillips Strike price $130, expiration date 5/17/24, notional amount $2,132,000	164	50,840
LVIP BlackRock Global Allocation Fund–28

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Costco Wholesale Strike price $735, expiration date 4/19/24, notional amount $2,278,500	31	$32,705
Costco Wholesale Strike price $825, expiration date 5/17/24, notional amount $2,475,000	30	3,150
Crowdstrike Holdings Strike price $360, expiration date 6/21/24, notional amount $1,836,000	51	76,704
Danaher Strike price $270, expiration date 5/17/24, notional amount $1,755,000	65	16,250
Deckers Outdoor Strike price $900, expiration date 4/19/24, notional amount $900,000	10	52,600
Deckers Outdoor Strike price $960, expiration date 4/19/24, notional amount $2,496,000	26	43,680
Delta Air Lines Strike price $45, expiration date 4/19/24, notional amount $3,118,500	693	243,243
Dexcom Strike price $120, expiration date 5/17/24, notional amount $1,320,000	110	238,920
DR Horton Strike price $155, expiration date 5/17/24, notional amount $1,240,000	80	111,040
DR Horton Strike price $165, expiration date 5/17/24, notional amount $2,293,500	139	111,200
Edwards Lifesciences Strike price $100, expiration date 5/17/24, notional amount $1,640,000	164	43,460
Edwards Lifesciences Strike price $100, expiration date 6/21/24, notional amount $1,640,000	164	60,680
Eli Lilly & Co. Strike price $760, expiration date 5/17/24, notional amount $2,508,000	33	170,115
Eli Lilly & Co. Strike price $820, expiration date 5/17/24, notional amount $1,230,000	15	36,300
Exxon Mobil Strike price $105, expiration date 4/19/24, notional amount $4,672,500	445	517,980
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Freeport-McMoRan Strike price $48, expiration date 5/17/24, notional amount $2,088,000	435	$77,895
iShares China Large-Cap ETF Strike price $26, expiration date 4/19/24, notional amount $4,828,200	1,857	18,570
JPMorgan Chase & Co. Strike price $210, expiration date 6/21/24, notional amount $25,452,000	1,212	444,776
Lam Research Strike price $1,060, expiration date 6/21/24, notional amount $2,120,000	20	76,200
Las Vegas Sands Strike price $57.5, expiration date 4/19/24, notional amount $1,742,250	303	6,363
Mercedes-Benz Group AG Strike price EUR75, expiration date 4/19/24, notional amount EUR3,600,000	480	46,865
Merck & Co. Strike price $125, expiration date 4/19/24, notional amount $3,500,000	280	212,800
Merck & Co. Strike price $130, expiration date 4/19/24, notional amount $5,200,000	400	138,000
Meta Platforms Strike price $495, expiration date 4/19/24, notional amount $3,267,000	66	60,720
Meta Platforms Strike price $500, expiration date 6/21/24, notional amount $3,850,000	77	249,865
Micron Technology Strike price $95, expiration date 4/19/24, notional amount $1,035,500	109	252,880
Microsoft Strike price $425, expiration date 4/19/24, notional amount $2,337,500	55	30,800
Microsoft Strike price $440, expiration date 4/19/24, notional amount $4,444,000	101	15,352
Nikkei 225 Index Strike price JPY41,500, expiration date 6/14/24, notional amount JPY1,245,000,000	30	153,092
LVIP BlackRock Global Allocation Fund–29

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Norfolk Southern Strike price $270, expiration date 4/19/24, notional amount $2,403,000	89	$7,120
Novo Nordisk Strike price $130, expiration date 6/21/24, notional amount $2,873,000	221	172,380
Novo Nordisk Strike price $140, expiration date 4/19/24, notional amount $3,066,000	219	10,731
NVIDIA Strike price $820, expiration date 4/19/24, notional amount $5,412,000	66	627,000
NVIDIA Strike price $840, expiration date 4/19/24, notional amount $8,316,000	99	787,050
NVIDIA Strike price $900, expiration date 4/19/24, notional amount $8,910,000	99	405,405
Oracle Strike price $135, expiration date 5/17/24, notional amount $2,227,500	165	16,005
Paramount Global Strike price $15, expiration date 4/19/24, notional amount $232,500	155	1,550
Paramount Global Strike price $16, expiration date 5/17/24, notional amount $140,800	88	2,220
PNC Financial Services Group Strike price $160, expiration date 4/19/24, notional amount $3,776,000	236	123,192
Sabre Strike price $3.5, expiration date 7/19/24, notional amount $53,900	154	2,079
Sabre Strike price $4, expiration date 4/19/24, notional amount $38,400	96	480
Sabre Strike price $4.5, expiration date 7/19/24, notional amount $86,850	193	1,158
Salesforce Strike price $320, expiration date 4/19/24, notional amount $2,784,000	87	12,615
Salesforce Strike price $330, expiration date 4/19/24, notional amount $2,607,000	79	4,424
Salesforce Strike price $330, expiration date 5/17/24, notional amount $2,904,000	88	23,408
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Shell Strike price GBP26.25, expiration date 5/17/24, notional amount GBP1,548,750	59	$58,084
SPDR S&P 500 ETF Trust Strike price $527, expiration date 4/5/24, notional amount $47,693,500	905	126,700
SPDR S&P 500 ETF Trust Strike price $528, expiration date 4/12/24, notional amount $47,784,000	905	232,585
SPDR S&P 500 ETF Trust Strike price $529, expiration date 4/5/24, notional amount $59,142,200	1,118	91,676
SPDR S&P 500 ETF Trust Strike price $530, expiration date 4/5/24, notional amount $58,777,000	1,109	91,586
Uber Technologies Strike price $80, expiration date 4/19/24, notional amount $5,352,000	669	87,639
VanEck Semiconductor ETF Strike price $220, expiration date 4/19/24, notional amount $3,630,000	165	152,130
Walmart Strike price $65, expiration date 6/21/24, notional amount $2,060,500	317	17,118
Walt Disney Strike price $130, expiration date 5/17/24, notional amount $15,132,000	1,164	356,739
Wells Fargo & Co. Strike price $60, expiration date 4/19/24, notional amount $11,928,000	1,988	155,064
Wynn Resorts Strike price $110, expiration date 4/19/24, notional amount $1,331,000	121	5,687
		8,039,273
Put Options–0.03%
3 Month SOFR Strike price $94.75, expiration date 5/10/24, notional amount $500,753,750	2,114	79,275
Abbott Laboratories Strike price $105, expiration date 5/17/24, notional amount $2,068,500	197	15,957
LVIP BlackRock Global Allocation Fund–30

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Put Options (continued)
Alphabet Strike price $130, expiration date 4/19/24, notional amount $3,432,000	264	$2,640
DAX Index Strike price EUR17,300, expiration date 5/17/24, notional amount EUR19,808,500	229	62,999
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $76, expiration date 6/21/24, notional amount $2,188,800	288	13,536
iShares J.P. Morgan USD Emerging Markets Bond ETF Strike price $87, expiration date 4/19/24, notional amount $939,600	108	810
iShares Russell 2000 ETF Strike price $165, expiration date 5/17/24, notional amount $1,716,000	104	1,768
iShares Russell 2000 ETF Strike price $198, expiration date 4/19/24, notional amount $1,148,400	58	3,132
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Put Options (continued)
iShares Russell 2000 ETF Strike price $202, expiration date 4/19/24, notional amount $1,494,800	74	$7,195
SPDR S&P 500 ETF Trust Strike price $485, expiration date 4/19/24, notional amount $79,540,000	1,640	60,680
Tesla Strike price $170, expiration date 4/19/24, notional amount $4,012,000	236	156,704
Tesla Strike price $190, expiration date 5/17/24, notional amount $1,729,000	91	197,470
		602,166
		8,641,439
Total Options Purchased (Cost $10,881,323)		9,757,283

TOTAL INVESTMENTS–99.98% (Cost $1,831,345,352)	2,132,958,205

	Number of Shares	Value (U.S. $)
COMMON STOCK SOLD SHORT–(0.05)%
United States–(0.05)%
Marriott International Class A	(3,990)	$(1,006,717)
Total Common Stock Sold Short (Proceeds $771,843)		(1,006,717)

Notional Amount
OPTIONS WRITTEN–(0.23)%
Over-The-Counter–(0.09)%
Call Swaptions–(0.01)%
2 Year Interest Rate Swap, expiration date 10/24/24, notional amount $(43,538,712) JPMC	(43,538,712)	(85,377)
10 Year Interest Rate Swap, expiration date 1/23/25, notional amount $(28,261,058) GSI	(28,261,058)	(53,658)
3 Year Interest Rate Swap, expiration date 5/28/24, notional amount $(33,768,180) GSI	(33,768,180)	(40,187)
3 Year Interest Rate Swap, expiration date 5/29/24, notional amount $(33,768,180) GSI	(33,768,180)	(25,998)
2 Year Interest Rate Swap, expiration date 5/28/24, notional amount EUR(27,127,945) GSI	(27,127,945)	(2,160)
2 Year Interest Rate Swap, expiration date 6/3/24, notional amount EUR(27,362,729) GSI	(27,362,729)	(3,067)
(210,447)
Put Swaptions–(0.07)%
2 Year Interest Rate Swap, expiration date 11/21/24, notional amount $(56,514,401) JPMC	(56,514,401)	(69,770)
2 Year Interest Rate Swap, expiration date 11/18/24, notional amount JPY(5,604,705,000) DB	(5,604,705,000)	(5,039)
2 Year Interest Rate Swap, expiration date 5/6/24, notional amount $(28,181,000) GSI	(28,181,000)	(56,790)
5 Year Interest Rate Swap, expiration date 4/4/24, notional amount $(23,978,026) CITI	(23,978,026)	(52,336)
2 Year Interest Rate Swap, expiration date 4/4/24, notional amount $(49,548,381) CITI	(49,548,381)	(139,156)
5 Year Interest Rate Swap, expiration date 4/5/24, notional amount $(18,139,481) GSI	(18,139,481)	(25,596)
2 Year Interest Rate Swap, expiration date 4/5/24, notional amount $(18,139,481) GSI	(18,139,481)	(37,461)
LVIP BlackRock Global Allocation Fund–31

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Notional Amount	Value (U.S. $)
OPTIONS WRITTEN (continued)
Over-The-Counter (continued)
Put Swaptions (continued)
2 Year Interest Rate Swap, expiration date 4/16/24, notional amount $(28,330,866) DB	(28,330,866)	$(248,937)
5 Year Interest Rate Swap, expiration date 4/16/24, notional amount $(28,330,866) DB	(28,330,866)	(98,488)
2 Year Interest Rate Swap, expiration date 7/18/24, notional amount $(55,251,900) DB	(55,251,900)	(202,630)
5 Year Interest Rate Swap, expiration date 7/18/24, notional amount $(19,696,300) CITI	(19,696,300)	(98,771)
2 Year Interest Rate Swap, expiration date 4/22/24, notional amount $(33,863,704) DB	(33,863,704)	(148,768)
5 Year Interest Rate Swap, expiration date 4/22/24, notional amount $(14,109,876) DB	(14,109,876)	(55,191)
5 Year Interest Rate Swap, expiration date 4/26/24, notional amount EUR(19,803,303) JPMC	(19,803,303)	(9,604)
5 Year Interest Rate Swap, expiration date 5/2/24, notional amount $(28,228,500) DB	(28,228,500)	(125,902)
2 Year Interest Rate Swap, expiration date 5/22/24, notional amount $(57,429,161) DB	(57,429,161)	(39,119)
3 Year Interest Rate Swap, expiration date 5/28/24, notional amount $(33,768,180) GSI	(33,768,180)	(29,780)
3 Year Interest Rate Swap, expiration date 5/29/24, notional amount $(33,768,180) GSI	(33,768,180)	(36,999)
2 Year Interest Rate Swap, expiration date 5/28/24, notional amount EUR(27,127,945) JPMC	(27,127,945)	(3,226)
2 Year Interest Rate Swap, expiration date 6/3/24, notional amount EUR(27,362,729) GSI	(27,362,729)	(3,924)
5 Year Interest Rate Swap, expiration date 6/7/24, notional amount EUR(14,337,950) GSI	(14,337,950)	(26,787)
ITRAXX.XO.S41, expiration date 4/17/24, notional amount EUR2,425,000 MSC	2,425,000	(821)
ITRAXX.XO.S41, expiration date 5/15/24, notional amount EUR(1,975,000) GSI	(1,975,000)	(1,835)
(1,516,930)

Number of Contracts

Put Options–(0.01)%
EUR vs MXN Strike price MXN18.3, expiration date 5/09/24, notional amount MXN(83,760,125) HSBC	(4,577,056)	(98,018)
EUR vs USD Strike price EUR1.05, expiration date 5/30/24, notional amount EUR(10,017,389) BOA	(9,540,371)	(12,279)
EUR vs USD Strike price EUR1.055, expiration date 5/02/24, notional amount EUR(11,986,718) BNP	(11,361,818)	(8,115)
USD vs TRY Strike price TRY40.5, expiration date 12/06/24, notional amount TRY(34,951,500) GSI	(863,000)	(25,774)
(144,186)
Call Options–(0.00)%
EUR vs USD Strike price EUR1.105, expiration date 5/30/24, notional amount EUR(10,542,110) BOA	(9,540,371)	(20,050)
USD vs ZAR Strike price ZAR19.75, expiration date 4/30/24, notional amount ZAR(17,044,250) BOA	(863,000)	(3,287)
(23,337)
(1,894,900)
Centrally Cleared–(0.14)%
Call Options–(0.10)%
Advanced Micro Devices Strike price $250, expiration date 4/19/24, notional amount $(2,750,000)	(110)	(880)
Caterpillar Strike price $410, expiration date 5/17/24, notional amount $(5,781,000)	(141)	(33,981)
CBOE Volatility Index Strike price $35, expiration date 4/17/24, notional amount $(1,382,500)	(395)	(3,160)
CF Industries Holdings Strike price $100, expiration date 5/17/24, notional amount $(2,190,000)	(219)	(4,380)
Dexcom Strike price $135, expiration date 5/17/24, notional amount $(1,485,000)	(110)	(119,350)
Eli Lilly & Co. Strike price $700, expiration date 4/19/24, notional amount $(1,330,000)	(19)	(163,780)
Eli Lilly & Co. Strike price $840, expiration date 5/17/24, notional amount $(2,772,000)	(33)	(58,410)
Exxon Mobil Strike price $115, expiration date 4/19/24, notional amount $(5,117,500)	(445)	(123,710)
Freeport-McMoRan Strike price $55, expiration date 5/17/24, notional amount $(2,392,500)	(435)	(14,691)
iShares China Large-Cap ETF Strike price $28, expiration date 4/19/24, notional amount $(5,199,600)	(1,857)	(18,570)
JPMorgan Chase & Co. Strike price $230, expiration date 6/21/24, notional amount $(27,876,000)	(1,212)	(76,081)
Merck & Co. Strike price $135, expiration date 4/19/24, notional amount $(5,400,000)	(400)	(34,800)
Micron Technology Strike price $105, expiration date 4/19/24, notional amount $(2,289,000)	(218)	(297,570)
Nikkei 225 Index Strike price JPY44,000, expiration date 6/14/24, notional amount JPY(1,320,000,000)	(30)	(42,608)
NVIDIA Strike price $850, expiration date 4/19/24, notional amount $(7,480,000)	(88)	(638,000)
NVIDIA Strike price $980, expiration date 4/19/24, notional amount $(12,936,000)	(132)	(191,400)
NVIDIA Strike price $1,050, expiration date 4/19/24, notional amount $(10,395,000)	(99)	(54,945)
NVIDIA Strike price $1,100, expiration date 5/17/24, notional amount $(8,360,000)	(76)	(99,560)
SPDR S&P 500 ETF Trust Strike price $535, expiration date 4/05/24, notional amount $(48,417,500)	(905)	(9,955)
SPDR S&P 500 ETF Trust Strike price $536, expiration date 4/05/24, notional amount $(59,924,800)	(1,118)	(6,708)
LVIP BlackRock Global Allocation Fund–32

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Call Options (continued)
SPDR S&P 500 ETF Trust Strike price $538, expiration date 4/12/24, notional amount $(48,689,000)	(905)	$(33,485)
Uber Technologies Strike price $95, expiration date 4/19/24, notional amount $(6,355,500)	(669)	(2,676)
Valero Energy Strike price $185, expiration date 5/17/24, notional amount $(1,406,000)	(76)	(20,140)
(2,048,840)
Put Options–(0.04)%
Adobe Strike price $450, expiration date 5/17/24, notional amount $(1,485,000)	(33)	(10,230)
Adobe Strike price $500, expiration date 4/19/24, notional amount $(2,750,000)	(55)	(50,545)
Adobe Strike price $520, expiration date 5/17/24, notional amount $(1,664,000)	(32)	(90,720)
Advanced Micro Devices Strike price $170, expiration date 5/17/24, notional amount $(1,751,000)	(103)	(78,795)
Amazon.com Strike price $150, expiration date 5/17/24, notional amount $(3,945,000)	(263)	(23,670)
Bank of America Strike price $34, expiration date 5/17/24, notional amount $(2,397,000)	(705)	(13,395)
Bayerische Motoren Werke AG Strike price EUR100, expiration date 4/19/24, notional amount EUR(3,000,000)	(300)	(6,797)
Caterpillar Strike price $310, expiration date 5/17/24, notional amount $(4,371,000)	(141)	(18,330)
Costco Wholesale Strike price $725, expiration date 5/17/24, notional amount $(2,175,000)	(30)	(39,540)
Crowdstrike Holdings Strike price $290, expiration date 6/21/24, notional amount $(1,479,000)	(51)	(65,535)
Danaher Strike price $230, expiration date 5/17/24, notional amount $(3,013,000)	(131)	(29,475)
DAX Index Strike price EUR16,300, expiration date 5/17/24, notional amount EUR(18,663,500)	(229)	(29,462)
Deckers Outdoor Strike price $800, expiration date 4/19/24, notional amount $(800,000)	(10)	(1,175)
Deckers Outdoor Strike price $850, expiration date 4/19/24, notional amount $(2,210,000)	(26)	(5,460)
DR Horton Strike price $125, expiration date 5/17/24, notional amount $(1,000,000)	(80)	(2,800)
DR Horton Strike price $135, expiration date 5/17/24, notional amount $(1,876,500)	(139)	(6,255)
Edwards Lifesciences Strike price $80, expiration date 5/17/24, notional amount $(656,000)	(82)	(3,280)
Edwards Lifesciences Strike price $80, expiration date 6/21/24, notional amount $(1,312,000)	(164)	(10,660)
Eli Lilly & Co. Strike price $720, expiration date 5/17/24, notional amount $(1,080,000)	(15)	(21,060)
Exxon Mobil Strike price $95, expiration date 4/19/24, notional amount $(4,227,500)	(445)	(890)
Freeport-McMoRan Strike price $40, expiration date 5/17/24, notional amount $(872,000)	(218)	(8,452)
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $74, expiration date 6/21/24, notional amount $(4,262,400)	(576)	(10,080)
iShares Russell 2000 ETF Strike price $180, expiration date 4/19/24, notional amount $(1,044,000)	(58)	(580)
iShares Russell 2000 ETF Strike price $187, expiration date 4/19/24, notional amount $(1,383,800)	(74)	(1,167)
Lam Research Strike price $820, expiration date 6/21/24, notional amount $(1,640,000)	(20)	(27,860)
Las Vegas Sands Strike price $50, expiration date 4/19/24, notional amount $(1,515,000)	(303)	(25,149)
Mercedes-Benz Group AG Strike price EUR65, expiration date 4/19/24, notional amount EUR(780,000)	(120)	(712)
Meta Platforms Strike price $370, expiration date 6/21/24, notional amount $(2,849,000)	(77)	(29,645)
Nikkei 225 Index Strike price JPY37,000, expiration date 6/14/24, notional amount JPY(1,110,000,000)	(30)	(47,662)
Norfolk Southern Strike price $240, expiration date 4/19/24, notional amount $(2,136,000)	(89)	(7,565)
Oracle Strike price $115, expiration date 5/17/24, notional amount $(1,138,500)	(99)	(6,237)
PNC Financial Services Group Strike price $130, expiration date 4/19/24, notional amount $(3,068,000)	(236)	(2,360)
Salesforce Strike price $270, expiration date 5/17/24, notional amount $(2,376,000)	(88)	(14,520)
Salesforce Strike price $290, expiration date 4/19/24, notional amount $(2,291,000)	(79)	(18,249)
SPDR S&P 500 ETF Trust Strike price $475, expiration date 4/19/24, notional amount $(77,900,000)	(1,640)	(49,200)
Tesla Strike price $145, expiration date 4/19/24, notional amount $(3,422,000)	(236)	(24,544)
Walmart Strike price $55, expiration date 6/21/24, notional amount $(1,743,500)	(317)	(11,729)
Walt Disney Strike price $110, expiration date 5/17/24, notional amount $(6,402,000)	(582)	(63,305)
Wells Fargo & Co. Strike price $55, expiration date 4/19/24, notional amount $(2,183,500)	(397)	(18,262)
Wynn Resorts Strike price $95, expiration date 4/19/24, notional amount $(1,149,500)	(121)	(6,534)
(881,886)
(2,930,726)
Total Options Written (Premiums received $(5,294,431))		(4,825,626)

LVIP BlackRock Global Allocation Fund–33

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	6,152,368
NET ASSETS APPLICABLE TO 176,138,623 SHARES OUTSTANDING–100.00%	$2,133,278,230

ΔSecurities have been classified by country of origin.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
+Delayed settlement. Interest rate to be determined upon settlement date.
§Represents an unfunded commitment
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
@PIK. 100% of the income received was in the form of additional par.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2024.
^Zero coupon security. The rate shown is the yield at the time of purchase.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
»Units consist of 1 share of common stock and 1 warrant.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

ΩPerpetual maturity with no stated maturity date.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
†Non-income producing.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2024, the aggregate value of restricted securities was $43,981,775, which represented 2.06% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
10X Future Technologies Ltd. Series D	6/6/2022	$966,416	$903,344
Breeze Aviation Group, Inc. Series B	6/6/2022	814,265	339,001
Bytedance Ltd. Series E	6/6/2022	3,886,481	3,756,960
Caresyntax, Inc.	6/6/2022	240,886	238,763
CML Trigrams	6/6/2022	737,448	737,815
Crown PropTech Acquisitions	2/6/2023	0	0
Cypher Bidco	6/6/2022	1,529,166	1,524,245
Databricks, Inc. Series F	6/6/2022	3,699,434	4,919,337
LVIP BlackRock Global Allocation Fund–34

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Restricted Securities (continued)
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Databricks, Inc. Series G	6/6/2022	$1,010,938	$1,344,298
Dream Finders Homes, Inc.	6/6/2022	2,327,696	2,315,651
Epic Games, Inc.	6/6/2022	2,952,750	1,905,000
Exo Imaging, Inc. Series C	6/6/2022	407,022	298,276
Fanatics Holdings, Inc.	6/6/2022	2,573,239	2,854,687
Farmers Business Network, Inc.	6/6/2022	1,258,125	87,142
Galaxy Universal LLC	6/6/2022	1,318,811	1,315,365
GM Cruise Holdings LLC	6/6/2022	542,495	162,387
Grand Rounds, Inc.	4/29/2019	1,804,027	952,244
Green Plains Operating Co. LLC	6/6/2022	921,654	906,589
Jawbone, Inc.	4/29/2019	0	0
Jumpcloud, Inc. Series E-1	6/6/2022	2,531,915	1,165,173
Jumpcloud, Inc. Series F	6/6/2022	166,530	76,636
Lessen Holdings, Inc.	6/6/2022	514,311	337,483
Loadsmart, Inc. Series C	6/6/2022	1,759,432	665,081
Loadsmart, Inc. Series D	6/6/2022	155,855	88,244
Lookout, Inc.	4/29/2019	153,118	33,984
Lookout, Inc. Series F	4/29/2019	2,322,271	788,336
LUKOIL PJSC	10/31/2018	11,802	0
MCM Trust Series 2006-4 A2B	6/6/2022	416,815	366,158
Mercia A-1	6/6/2022	569,883	571,790
Mercia A-2	6/6/2022	1,737,637	1,743,451
Mercia B-1	6/6/2022	100,093	100,427
MMC Norilsk Nickel PJSC	10/31/2018	8,400	0
Mntn Digital Series D	6/6/2022	377,132	280,661
Mythic AI, Inc.	6/6/2022	391,278	0
Neon Pagamentos SA	6/6/2022	1,403,856	1,872,976
Noodle Partners, Inc. Series C	6/6/2022	424,113	252,663
Novatek PJSC GDR	2/17/2021	6,347	0
OpenDoor	6/6/2022	1,042,080	1,026,403
PsiQuantum Corp. Series D	6/6/2022	379,300	441,359
Quintis Australia Pty. Ltd.	4/29/2019	967,514	0
Relativity Space, Inc. Series E	6/6/2022	555,650	618,460
Salt Pay Co. Ltd. Series C	6/6/2022	465,535	150,075
SambaNova Systems, Inc. Series C	6/6/2022	1,364,826	1,138,280
SambaNova Systems, Inc. Series D	6/6/2022	434,237	362,159
Sheraton Austin	6/6/2022	1,381,201	1,364,549
Snorkel AI, Inc. Series B	6/6/2022	41,487	33,993
Snorkel AI, Inc. Series C	6/6/2022	148,614	121,768
Sonder Secured Notes	6/6/2022	1,326,020	1,225,648
Starwood Property Trust, Inc.	6/6/2022	1,394,132	1,355,784
TVC DSCR 21-1	6/6/2022	578,502	410,151
Ukraine Government International Bonds	9/15/2022	69,390	96,554
Ukraine Government International Bonds	9/1/2022	50,025	73,500
Ursa Major Technologies, Inc.	6/6/2022	470,678	315,159
Verge Genomics, Inc. Series B	6/6/2022	513,271	699,129
Vita Global FinCo Ltd.	6/6/2022	643,853	629,880
Vita Global FinCo Ltd.	6/6/2022	450,309	442,139
Volta Series C	6/6/2022	174,273	0
LVIP BlackRock Global Allocation Fund–35

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Restricted Securities (continued)
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Zero Mass Water, Inc. Series C-1	6/6/2022	$1,583,070	$572,618
Total		$54,075,608	$43,981,775

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	CLP	277,376,000	USD	(285,454)	5/16/24	$—	$(2,733)
BCLY	COP	(2,150,598,787)	USD	548,936	5/16/24	—	(3,059)
BCLY	COP	4,048,938,320	USD	(950,622)	8/15/24	73,972	—
BCLY	EUR	530,240	USD	(575,149)	5/16/24	—	(2,040)
BCLY	GBP	(16,470,106)	USD	21,072,908	6/20/24	276,301	—
BCLY	HUF	(95,200)	USD	262	5/16/24	2	—
BCLY	JPY	43,200,000	USD	(288,337)	5/16/24	—	(886)
BCLY	KRW	340,653,960	USD	(256,990)	5/16/24	—	(3,910)
BCLY	MXN	46,382,223	USD	(2,726,361)	6/20/24	28,216	—
BCLY	MYR	10,610,738	USD	(2,253,959)	5/16/24	—	(26,342)
BCLY	TRY	8,934,282	USD	(223,142)	12/4/24	—	(14,536)
BNP	AUD	49,240,969	USD	(32,592,056)	6/20/24	—	(431,287)
BNP	CAD	18,883,475	USD	(14,013,163)	6/20/24	—	(56,116)
BNP	CHF	20,515,402	USD	(23,620,153)	6/20/24	—	(666,842)
BNP	COP	(5,461,799,000)	USD	1,402,907	4/22/24	—	(4,688)
BNP	COP	(3,154,010,330)	USD	795,094	5/16/24	—	(14,447)
BNP	COP	5,461,799,000	USD	(1,244,429)	5/17/24	157,209	—
BNP	COP	10,411,555,680	USD	(2,407,797)	8/15/24	226,875	—
BNP	COP	14,752,000,000	USD	(3,546,276)	10/23/24	149,616	—
BNP	CZK	(79,003,984)	USD	3,395,137	5/16/24	27,134	—
BNP	IDR	343,036,911	USD	(22,012)	6/20/24	—	(448)
BNP	INR	88,991,760	USD	(1,072,332)	5/16/24	—	(6,533)
BNP	KRW	10,019,653,661	USD	(7,654,024)	6/20/24	—	(197,649)
BNP	PEN	(2,207,000)	USD	597,331	5/16/24	4,576	—
BNP	PLN	13,207,782	USD	(3,356,477)	6/20/24	—	(52,673)
BNP	SGD	5,198,914	USD	(3,920,129)	6/20/24	—	(55,594)
BNP	TRY	12,613,000	USD	(294,885)	12/6/24	—	(988)
BNP	TWD	221,480,187	USD	(7,079,890)	6/20/24	—	(132,218)
BNP	ZAR	81,013,060	USD	(4,310,948)	6/20/24	—	(62,130)
BOA	GBP	(5,029,228)	USD	6,382,493	6/20/24	32,146	—
BOA	ZAR	(8,033,000)	USD	425,447	5/16/24	2,905	—
CITI	BRL	(18,084,091)	USD	3,453,772	4/2/24	—	(151,170)
CITI	BRL	18,084,090	USD	(3,619,569)	4/2/24	—	(14,627)
CITI	CLP	152,347,000	USD	(154,401)	5/16/24	881	—
CITI	COP	(18,179,665,012)	USD	4,628,048	4/19/24	—	(59,422)
CITI	COP	(17,561,844,000)	USD	4,480,405	4/22/24	—	(45,570)
CITI	EUR	(1,871,463)	USD	2,050,296	6/20/24	24,632	—
CITI	EUR	14,270,555	USD	(15,651,355)	6/20/24	—	(204,961)
CITI	INR	12,135,240	USD	(146,165)	5/16/24	—	(829)
CITI	KRW	2,498,129,040	USD	(1,884,243)	5/16/24	—	(28,326)
CITI	PEN	(6,252,000)	USD	1,700,483	5/16/24	21,324	—
CITI	THB	72,929,042	USD	(2,050,296)	6/20/24	—	(38,114)
DB	AUD	(2,640)	USD	1,737	5/16/24	15	—
DB	CHF	(256,000)	USD	288,270	5/16/24	2,943	—
DB	EUR	(2,100,682)	USD	2,297,852	5/16/24	27,335	—
DB	EUR	(4,402,448)	USD	4,869,958	6/20/24	104,766	—
DB	HUF	64,391,426	USD	(177,350)	5/16/24	—	(1,462)
DB	PLN	7,767,972	USD	(1,965,574)	5/16/24	—	(21,658)
DB	ZAR	(83,849,303)	USD	4,425,353	5/16/24	14,807	—
DB	ZAR	90,916,037	USD	(4,869,958)	6/20/24	—	(101,768)
GSI	AUD	869,000	USD	(572,541)	5/16/24	—	(5,500)
LVIP BlackRock Global Allocation Fund–36

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSI	BRL	(26,653,384)	USD	5,355,079	5/16/24	$64,317	$—
GSI	BRL	(23,989,784)	USD	4,779,984	6/20/24	33,307	—
GSI	EUR	1,760	USD	(1,918)	5/16/24	—	(16)
GSI	HUF	(698,745)	USD	1,918	5/16/24	10	—
GSI	HUF	472,203,790	USD	(1,299,421)	5/16/24	—	(9,579)
GSI	JPY	623,918,370	USD	(4,202,829)	6/20/24	—	(29,812)
GSI	PEN	(659,000)	USD	176,351	5/16/24	—	(642)
GSI	TRY	20,747,718	USD	(533,583)	12/4/24	—	(49,143)
HSBC	AUD	(360)	USD	237	5/16/24	2	—
HSBC	BRL	21,224,814	USD	(4,260,385)	4/2/24	—	(29,361)
HSBC	BRL	(21,224,814)	USD	4,248,191	4/2/24	17,167	—
HSBC	BRL	(21,224,814)	USD	4,258,248	4/5/24	28,579	—
HSBC	BRL	35,843,148	USD	(7,205,377)	6/20/24	—	(113,365)
HSBC	COP	7,455,172,000	USD	(1,797,293)	2/24/25	40,085	—
HSBC	DKK	52,490,575	USD	(7,729,791)	6/20/24	—	(106,349)
HSBC	EUR	698,000	USD	(760,785)	5/16/24	—	(6,353)
HSBC	EUR	(6,517,410)	USD	7,205,377	6/20/24	150,957	—
HSBC	GBP	(598,433)	USD	760,785	5/16/24	5,281	—
HSBC	HKD	(146,635,780)	USD	18,793,435	6/20/24	15,116	—
HSBC	HUF	770,101,997	USD	(2,108,980)	6/20/24	—	(8,807)
HSBC	NOK	(87,192,057)	USD	8,310,496	6/20/24	263,700	—
HSBC	SEK	(6,077,000)	USD	574,864	5/16/24	6,053	—
HSBC	THB	84,575,665	USD	(2,384,764)	5/16/24	—	(57,890)
JPMC	CHF	(9,025,011)	USD	10,352,935	6/20/24	255,454	—
JPMC	CNH	121,846,362	USD	(17,074,883)	6/20/24	—	(233,937)
JPMC	CNY	(24,306,994)	USD	3,431,253	4/29/24	18,954	—
JPMC	EUR	(696,000)	USD	759,669	5/16/24	7,398	—
JPMC	EUR	(10,411,558)	USD	11,526,910	6/20/24	257,480	—
JPMC	EUR	9,475,938	USD	(10,352,935)	6/20/24	—	(96,216)
JPMC	GBP	3,357,828	USD	(4,296,172)	6/20/24	—	(56,283)
JPMC	JPY	56,982,923	USD	(381,000)	5/16/24	—	(1,837)
JPMC	JPY	9,620,229,659	USD	(66,136,144)	6/20/24	—	(1,792,176)
JPMC	MXN	121,472,780	USD	(7,230,738)	6/20/24	—	(16,633)
JPMC	NOK	7,970,634	USD	(759,669)	5/16/24	—	(24,639)
JPMC	THB	11,533,045	USD	(325,161)	5/16/24	—	(7,860)
JPMC	TWD	(12,075,414)	USD	381,000	5/16/24	3,147	—
MSC	AUD	4,900,000	USD	(3,242,877)	6/20/24	—	(42,538)
MSC	BRL	(8,976,723)	USD	1,747,838	4/2/24	—	(41,611)
MSC	BRL	8,976,723	USD	(1,796,710)	4/2/24	—	(7,260)
MSC	CAD	13,968,152	USD	(10,363,526)	6/20/24	—	(39,465)
MSC	CHF	(8,421,928)	USD	9,679,150	6/20/24	256,417	—
MSC	COP	(25,223,737,865)	USD	6,362,251	5/16/24	—	(111,932)
MSC	GBP	454,000	USD	(573,871)	5/16/24	—	(708)
MSC	INR	(28,225,098)	USD	339,873	6/20/24	2,232	—
MSC	MXN	(21,545,904)	USD	1,261,765	5/16/24	—	(24,709)
MSC	NOK	101,774,806	USD	(9,679,150)	6/20/24	—	(286,539)
MSC	NZD	1,752,447	USD	(1,077,934)	6/20/24	—	(30,881)
MSC	SEK	69,439,192	USD	(6,811,126)	6/20/24	—	(302,122)
MSC	ZAR	21,951,430	USD	(1,156,651)	5/16/24	—	(1,986)
UBS	BRL	5,836,000	USD	(1,170,008)	4/2/24	—	(6,641)
UBS	BRL	(5,836,000)	USD	1,168,088	4/2/24	4,720	—
UBS	EUR	37,420,198	USD	(41,024,249)	6/20/24	—	(520,770)
UBS	EUR	(12,472,200)	USD	13,476,555	6/20/24	—	(23,307)
UBS	GBP	2,400,000	USD	(3,069,804)	6/20/24	—	(39,353)
UBS	IDR	(72,828,203,364)	USD	4,642,924	5/16/24	60,651	—
UBS	JPY	1,990,284,989	USD	(13,476,555)	6/20/24	—	(164,728)
UBS	MXN	(2,938,078)	USD	172,286	5/16/24	—	(3,143)
Total Foreign Currency Exchange Contracts						$2,666,682	$(6,697,117)
LVIP BlackRock Global Allocation Fund–37

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
358	Australia 10 yr Bonds	$27,196,054	$27,098,727	6/17/24	$97,327	$—
896	EURO-BOBL	114,306,305	113,930,230	6/6/24	376,075	—
34	Euro-BTP	4,365,394	4,293,167	6/6/24	72,227	—
405	Euro-Bund	58,278,285	57,867,982	6/6/24	410,303	—
(9)	Euro-Buxl	(1,318,570)	(1,293,900)	6/6/24	—	(24,670)
87	Euro-O.A.T.	12,030,029	11,967,707	6/6/24	62,322	—
123	Euro-Schatz	14,026,235	14,028,332	6/6/24	—	(2,097)
(40)	Japan 10 yr Bonds (OSE)	(38,491,214)	(38,456,833)	6/13/24	—	(34,381)
91	Long Gilt	11,478,672	11,256,600	6/26/24	222,072	—
(617)	U.S. Treasury 10 yr Notes	(68,361,672)	(68,185,108)	6/18/24	—	(176,564)
(1,919)	U.S. Treasury 10 yr Ultra Notes	(219,935,391)	(217,866,321)	6/18/24	—	(2,069,070)
(2,277)	U.S. Treasury 2 yr Notes	(465,610,924)	(466,149,221)	6/28/24	538,297	—
2,501	U.S. Treasury 5 yr Notes	267,646,078	267,733,471	6/28/24	—	(87,393)
130	U.S. Treasury Long Bonds	15,656,875	15,327,657	6/18/24	329,218	—
94	U.S. Treasury Ultra Bonds	12,126,000	11,980,137	6/18/24	145,863	—
					2,253,704	(2,394,175)
Equity Contracts:
1	DAX Index	506,412	486,038	6/21/24	20,374	—
6	E-mini MSCI Emerging Markets Index	314,700	317,738	6/21/24	—	(3,038)
(38)	E-mini NASDAQ 100	(14,041,000)	(13,845,321)	6/21/24	—	(195,679)
23	E-mini Russell 2000 Index	2,467,785	2,406,666	6/21/24	61,119	—
199	E-mini S&P 500 Index	52,819,575	52,554,183	6/21/24	265,392	—
(102)	Euro STOXX 50 Index	(5,551,654)	(5,437,643)	6/21/24	—	(114,011)
226	Euro STOXX Bank Index	1,650,662	1,526,758	6/21/24	123,904	—
(17)	FTSE 100 Index	(1,713,949)	(1,669,288)	6/21/24	—	(44,661)
94	IFSC Nifty 50 Index	4,227,744	4,207,224	4/25/24	20,520	—
(16)	Japanese Yen	(2,132,911)	(2,106,433)	6/13/24	—	(26,478)
166	Nikkei 225 Index (OSE)	44,290,791	43,659,716	6/13/24	631,075	—
4	S&P / TSX 60 Index	792,234	778,682	6/20/24	13,552	—
					1,135,936	(383,867)
Total Futures Contracts					$3,389,640	$(2,778,042)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
AVIS Budget Group 4.75 - 04/01/2028- Quarterly	431,000	(5.00%)	12/20/26	$(35,579)	$(33,849)	$—	$(1,730)
ITRAXX Europe- Quarterly[3]	EUR 218,925	(1.00%)	12/20/28	(5,191)	(4,943)	—	(248)
ITRAXX.XO- Quarterly[4]	EUR 7,765,337	(5.00%)	12/20/28	(654,099)	(601,687)	—	(52,412)
ITRAXX.XO.38- Quarterly[4]	EUR 554,970	(5.00%)	12/20/27	(57,532)	(6,857)	—	(50,675)
					(647,336)	—	(105,065)
Protection Sold
CDX.NA.HY.39- Quarterly[5]	1,974,988	(5.00%)	12/20/27	149,031	(21,750)	170,781	—
CDX.NA.HY.41- Quarterly[5]	3,094,938	(5.00%)	12/20/28	233,009	88,446	144,563	—
CDX.NA.IG.39- Quarterly[6]	1,578,595	(1.00%)	12/20/27	34,836	1,826	33,010	—
					68,522	348,354	—

LVIP BlackRock Global Allocation Fund–38

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPMC American Airlines Group, Inc. 3.75 - 03/01/2025 - Quarterly	105,000	(5.00%)	12/20/24	$(3,428)	$(883)	$—	$(2,545)
DB Boeing Co. 2.60 - 10/30/2025 - Quarterly	900,000	(1.00%)	12/20/28	(549)	(4,162)	3,613	—
BNP BorgWarner, Inc. 3.38 - 03/15/2025 - Quarterly	45,000	(1.00%)	12/20/27	(740)	466	—	(1,206)
GSI Community Health Sys- tems, Inc. 6.88 - 04/01/2028 - Quarterly	30,000	(5.00%)	6/20/26	2,466	2,400	66	—
JPMC Credit Suisse Group 5.00 - 07/29/2019 - Quarterly	EUR 840,000	(1.00%)	6/20/28	(18,143)	24,447	—	(42,590)
MSC General Electric Co. 6.75 - 03/15/2032 -Quarterly	107,914	(1.00%)	6/20/27	(2,546)	1,463	—	(4,009)
MSC General Electric Co. 6.75 - 03/15/2032 -Quarterly	107,914	(1.00%)	6/20/27	(2,546)	1,463	—	(4,009)
MSC General Electric Co. 6.75 - 03/15/2032 -Quarterly	144,172	(1.00%)	6/20/27	(3,401)	1,833	—	(5,234)
BOA Panama Government International Bonds 8.88 - 09/30/2027 - Quarterly	505,000	(1.00%)	6/20/29	19,155	19,916	—	(761)
JPMC Paramount Global 4.75 - 05/15/2025 - Quarterly	220,000	(1.00%)	6/20/28	7,844	8,240	—	(396)
BCLY Paramount Global 4.75 - 05/15/2025 - Quarterly	48,951	(1.00%)	6/20/28	1,745	1,750	—	(5)
BCLY Paramount Global 4.75 - 05/15/2025 - Quarterly	45,524	(1.00%)	6/20/28	1,623	1,627	—	(4)
GSI Paramount Global 4.75 - 05/15/2025 - Quarterly	170,000	(1.00%)	12/20/28	8,850	7,794	1,056	—
JPMC Paramount Global 4.75 - 05/15/2025 - Quarterly	40,000	(1.00%)	12/20/28	2,082	2,723	—	(641)
JPMC Paramount Global 4.75 - 05/15/2025 - Quarterly	40,000	(1.00%)	12/20/28	2,082	2,795	—	(713)
BCLY Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	50,000	(1.00%)	6/20/24	61	736	—	(675)
BCLY Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	50,000	(1.00%)	12/20/27	5,980	9,678	—	(3,698)
GSI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	85,000	(1.00%)	6/20/25	926	10,853	—	(9,927)
GSI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	55,000	(1.00%)	12/20/27	6,578	10,652	—	(4,074)
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	30,000	(1.00%)	12/20/27	3,588	6,112	—	(2,524)
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	40,000	(1.00%)	12/20/27	4,784	8,387	—	(3,603)
BOA Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	80,000	(1.00%)	12/20/27	9,568	15,913	—	(6,345)
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	135,000	(1.00%)	6/20/25	1,471	14,434	—	(12,963)
JPMC Simon Property Group LP 2.65 - 07/15/2030 - Quarterly	460,000	(1.00%)	6/20/28	(8,543)	8,932	—	(17,475)
LVIP BlackRock Global Allocation Fund–39

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Purchased (continued)
CITI Southwest Airlines Co. 5.13 - 06/15/2027 - Quarterly	655,000	(1.00%)	6/20/29	$(4,350)	$(4,955)	$605	$—
BCLY Staples, Inc. 10.75 - 04/15/2027 - Quarterly	85,000	(5.00%)	6/20/24	(688)	1,094	—	(1,782)
JPMC Xerox Corp. 3.80 - 05/15/2024 - Quarterly	90,000	(1.00%)	12/20/27	3,579	7,847	—	(4,268)
CITI Xerox Corp. 3.80 - 05/15/2024 - Quarterly	50,000	(1.00%)	12/20/27	1,988	4,344	—	(2,356)
MSC Xerox Corp. 3.80 - 05/15/2024 - Quarterly	30,000	(1.00%)	12/20/28	2,189	3,438	—	(1,249)
JPMC Xerox Corp. 3.80 - 05/15/2024 - Quarterly	15,000	(1.00%)	12/20/28	1,094	1,718	—	(624)
					171,055	5,340	(133,676)
Protection Sold
JPMC Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	239,000	(5.00%)	12/20/25	17,216	7,278	9,938	—
					178,333	15,278	(133,676)
Total CDS Contracts					$(400,481)	$363,632	$(238,741)
Swap Contract
Inflation Swap Contract
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]
Centrally Cleared:
Pay amounts based on Inflation EU- CPI-U Index and receive fixed rate coupon at maturity	EUR 1,585,000	(2.69%)	8/15/32	$20,994	$20,994
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
GBP28,459,891	(4.26)	5.19[7]	At Maturity	9/6/24	$(344,336)	$25	$—	$(344,361)
GBP95,425,000	(3.18)	1.00[7]	At Maturity	2/10/28	(192,291)	400	—	(192,691)
GBP18,065,380	2.47	(5.19)[7]	At Maturity	4/3/24	576,604	7	576,597	—
GBP36,130,761	(3.22)	5.19[7]	At Maturity	4/3/24	(809,073)	(8)	—	(809,065)
EUR76,731,282	1.00	(4.06)[8]	Annual/Semiannual	5/4/24	902,006	30	901,976	—
EUR153,462,565	(1.75)	4.06[8]	At Maturity	5/4/24	(545,284)	59	—	(545,343)
EUR3,655,837	0.02	(3.90)[8]	Annual/Semiannual	8/26/31	691,229	57	691,172	—
ZAR32,110,438	(9.90)	8.35[9]	Quarterly	9/20/33	22,503	29	22,474	—
MXN110,256,953	(8.17)	11.25[10]	Monthly	6/10/33	(246,399)	95	—	(246,494)
ZAR16,055,219	(9.92)	8.35[9]	Quarterly	9/20/33	12,464	15	12,449	—
ZAR16,055,220	(9.90)	8.35[9]	Quarterly	9/20/33	11,305	15	11,290	—
MXN161,440,694	(9.79)	11.25[10]	Monthly	2/4/25	(92,306)	14	—	(92,320)
MXN161,440,698	(9.80)	11.25[10]	Monthly	2/4/25	(90,994)	14	—	(91,008)
LVIP BlackRock Global Allocation Fund–40

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
11,013,000	(3.47)	1.00[11]	Annual	3/10/27	$(78,078)	$36	$—	$(78,114)
KRW3,832,574,953	(3.38)	3.64[12]	Quarterly	9/20/26	3,402	23	3,379	—
MXN20,296,160	(6.48)	11.25[10]	Monthly	8/12/26	(80,558)	4	—	(80,562)
MXN27,869,289	(6.47)	11.25[10]	Monthly	8/13/26	(110,996)	4	—	(111,000)
MXN13,784,000	(6.44)	11.25[10]	Monthly	8/14/26	(55,257)	5	—	(55,262)
MXN22,719,389	(6.42)	11.25[10]	Monthly	8/14/26	(91,811)	2	—	(91,813)
MXN20,466,582	(6.42)	11.25[10]	Monthly	8/17/26	(86,995)	3	—	(86,998)
EUR8,364,000	(2.34)	1.00[13]	Annual	1/19/33	20,429	103	20,326	—
15,341,328	(3.14)	1.00[11]	Annual	5/12/33	(288,061)	128	—	(288,189)
GBP7,195,000	(4.86)	5.19[7]	Annual	6/20/28	308,396	(16)	308,412	—
ZAR94,453,000	8.02	(1.00)[9]	Quarterly	3/26/26	(501)	3	—	(504)
PLN32,289,000	(5.68)	5.76[14]	At Maturity	3/20/25	(14,714)	19	—	(14,733)
39,734,387	(3.79)	5.32[11]	Annual	3/29/29	(348,205)	359	—	(348,564)
348,543,600	(5.45)	5.32[11]	At Maturity	10/2/24	176,049	7,521	168,528	—
139,790,300	(4.31)	5.32[11]	Annual	9/29/33	4,420,833	11,509	4,409,324	—
MXN76,273,000	(10.84)	11.47[10]	Monthly	9/25/25	40,267	14	40,253	—
124,983,600	(5.00)	5.32[11]	Annual	10/2/25	176,973	15,638	161,335	—
1,669,600	4.25	(5.32)[11]	Annual	9/29/43	(90,021)	1,113	—	(91,134)
19,372,700	(4.69)	5.32[11]	Annual	10/2/26	72,126	3,755	68,371	—
47,186,200	4.03	(5.32)[11]	Annual	9/29/53	(3,029,963)	14,687	—	(3,044,650)
37,434,700	(4.42)	5.32[11]	Annual	10/2/28	419,894	7,993	411,901	—
27,046,000	3.27	(1.00)[11]	Annual	2/5/28	158,653	117	158,536	—
26,837,722	3.45	(1.00)[11]	Annual	1/26/28	75,337	116	75,221	—
MXN115,628,000	10.76	(11.48)[10]	Monthly	1/23/25	5,464	6	5,458	—
27,046,000	(3.87)	1.00[11]	Annual	2/5/28	128,542	112	128,430	—
10,848,500	(4.00)	5.32[11]	Annual	1/12/34	108,096	168	107,928	—
3,137,625	(4.00)	5.32[11]	Annual	1/17/34	31,933	49	31,884	—
30,426,209	(3.48)	1.00[11]	Annual	1/23/28	(67,212)	126	—	(67,338)
26,837,722	(4.00)	1.00[11]	Annual	1/26/28	185,476	111	185,365	—
MXN51,605,000	(8.67)	11.48[10]	Monthly	1/18/29	(26,944)	26	—	(26,970)
COP6,976,750,524	10.18	(11.39)[15]	Annual	6/20/25	9,613	—	9,613	—
MXN117,201,000	(9.13)	11.25[10]	Monthly	8/15/28	43,600	56	43,544	—
12,576,416	4.40	(5.32)[11]	Annual	11/1/33	(507,423)	199	—	(507,622)
5,872,019	3.65	(5.32)[11]	Annual	11/3/53	14,130	186	13,944	—
MXN145,360,000	10.95	(11.25)[10]	Monthly	12/3/24	(696)	8	—	(704)
5,476,382	3.46	(1.00)[11]	Annual	12/15/36	84,587	91	84,496	—
7,951,817	(3.30)	1.00[11]	Annual	10/23/27	(49,593)	33	—	(49,626)
21,582,000	(4.17)	1.00[11]	At Maturity	10/23/26	85,530	24	85,506	—
11,231,000	(4.20)	1.00[11]	Annual	10/23/27	110,581	45	110,536	—
43,180,700	(4.21)	1.00[11]	At Maturity	10/27/26	189,235	49	189,186	—
14,868,517	(4.40)	5.32[11]	Annual	10/31/28	171,243	129	171,114	—
21,625,475	(4.07)	1.00[11]	Annual	11/3/27	165,903	88	165,815	—
5,872,019	(4.00)	5.32[11]	Annual	11/3/53	360,471	186	360,285	—
5,334,575	(3.95)	1.00[11]	Annual	11/3/27	29,502	22	29,480	—
5,334,575	(3.92)	1.00[11]	Annual	11/3/27	26,651	22	26,629	—
10,669,150	(3.99)	1.00[11]	Annual	11/3/27	65,657	44	65,613	—
22,360,600	(3.86)	1.00[11]	Annual	11/10/27	90,018	91	89,927	—
23,960,835	(3.25)	1.00[11]	Annual	12/15/28	(122,469)	103	—	(122,572)
CZK46,849,000	4.10	(5.54)[16]	Annual/Semiannual	3/20/26	(1,599)	9	—	(1,608)
CZK88,665,000	4.68	(5.88)[17]	At Maturity	3/20/25	(2,535)	9	—	(2,544)
JPY3,223,089,028	0.28	(0.08)[18]	Annual	3/9/26	(2,616)	101	—	(2,717)
GBP6,812,320	(4.12)	5.19[7]	Annual	11/17/28	60,048	306	59,742	—
GBP6,858,000	(4.12)	5.19[7]	Annual	11/21/28	62,466	310	62,156	—
EUR17,369,716	(3.00)	3.91[8]	Annual/Semiannual	3/5/29	257,038	—	257,038	—
JPY327,470,000	(1.45)	0.08[18]	Annual	3/6/54	(16,685)	77	—	(16,762)
JPY327,470,000	(1.45)	0.08[18]	Annual	3/11/54	(16,095)	79	—	(16,174)
						$66,753	$10,325,233	$(7,427,442)

LVIP BlackRock Global Allocation Fund–41

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Counterparty	Notional Amount	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter
BCLY	BRL3,948,031	(11.82)	1.00[19]	At Maturity	1/2/26	$22,791	$—	$22,791	$—
BCLY	BRL2,939,291	(11.56)	1.00[19]	At Maturity	1/2/26	12,868	—	12,868	—
BCLY	BRL32,556,000	(10.32)	1.00[19]	At Maturity	1/4/27	(17,814)	—	—	(17,814)
BNP	BRL2,914,185	(11.27)	1.00[19]	At Maturity	1/2/26	8,789	—	8,789	—
BNP	BRL19,423,774	(10.12)	1.00[19]	At Maturity	1/4/27	(46,368)	—	—	(46,368)
BNP	BRL108,408	(10.12)	1.00[19]	At Maturity	1/4/27	(261)	—	—	(261)
BNP	BRL14,282,031	(10.03)	1.00[19]	At Maturity	1/4/27	(42,478)	—	—	(42,478)
BNP	BRL9,961,000	(9.79)	1.00[19]	At Maturity	1/4/27	(20,835)	—	—	(20,835)
BOA	BRL20,244,680	(10.12)	1.00[19]	At Maturity	1/4/27	(48,675)	—	—	(48,675)
BOA	BRL15,193,012	(10.10)	1.00[19]	At Maturity	1/4/27	(38,612)	—	—	(38,612)
BOA	BRL16,337,393	(9.97)	1.00[19]	At Maturity	1/4/27	(49,191)	—	—	(49,191)
CITI	BRL25,721,643	(13.22)	1.00[19]	At Maturity	1/2/25	166,811	—	166,811	—
CITI	BRL2,209,004	(11.76)	1.00[19]	At Maturity	1/2/26	11,995	—	11,995	—
CITI	BRL15,903,253	(9.95)	1.00[19]	At Maturity	1/4/27	(49,474)	—	—	(49,474)
CITI	COP9,660,613,000	10.30	(1.00)[15]	At Maturity	1/29/25	6,732	—	6,732	—
GSI	BRL4,311,444	(10.11)	1.00[19]	At Maturity	1/2/26	(4,191)	—	—	(4,191)
JPMC	BRL48,919,908	(13.15)	1.00[19]	At Maturity	1/2/25	303,656	—	303,656	—
JPMC	BRL48,895,263	(13.18)	1.00[19]	At Maturity	1/2/25	309,328	—	309,328	—
JPMC	BRL10,128,697	(9.39)	1.00[19]	At Maturity	1/2/25	(157,910)	—	—	(157,910)
JPMC	BRL11,049,648	(9.42)	1.00[19]	At Maturity	1/2/25	(169,658)	—	—	(169,658)
JPMC	BRL2,306,349	(11.78)	1.00[19]	At Maturity	1/2/26	12,721	—	12,721	—
JPMC	BRL15,866,631	(10.03)	1.00[19]	At Maturity	1/4/27	(41,422)	—	—	(41,422)
=JPMC	CLP1,632,257,119	4.92	(1.00)[20]	Semiannual	4/1/28	—	—	—	—
MSC	BRL4,055,900	(11.83)	1.00[19]	At Maturity	1/2/26	23,646	—	23,646	—
MSC	BRL15,883,708	(9.99)	1.00[19]	At Maturity	1/4/27	(45,177)	—	—	(45,177)
							—	879,337	(732,066)
Total IRS Contracts							$66,753	$11,204,570	$(8,159,508)
Swap Contracts
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
CITI- Receive variable amounts based on SOFR12M and pay quarterly payments based on Citi Equity U.S. 1W Volatility Carry Index	4,500	0.01%	9/16/24	$2,205	$2,205	$—
BNP- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	98,085	5.03%	6/17/24	51,060	51,060	—
JPMC- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	81,885	5.03%	6/17/24	42,627	42,627	—
Total TRS Contracts					$95,892	$—
LVIP BlackRock Global Allocation Fund–42

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[21]	Termination Date[22]	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
United States
JPM - BankUnited, Inc. - Monthly	3,560	5.52%	4/12/2024	98,042	$1,638	$1,638	$—
JPM - Customers Bancorp, Inc. - Monthly	585	5.52%	4/12/2024	32,046	(1,006)	—	(1,006)
CITI - Dollar General Corp. - Monthly	11	5.52%	4/23/2024	1,658	59	59	—
JPM - Eagle Bancorp, Inc. - Monthly	3,766	5.52%	4/12/2024	89,179	(716)	—	(716)
JPM - New York Community Bancorp, Inc. - Monthly	57,164	5.52%	4/12/2024	212,719	(28,651)	—	(28,651)
Short Equities
Australia
JPM - AGL Energy Ltd. - Monthly	(8,066)	5.07%	4/12/2024	(46,742)	2,905	2,905	—
JPM - Altium Ltd. - Monthly	(16,306)	5.07%	4/12/2024	(700,115)	7,100	7,100	—
JPM - CAR Group Ltd. - Monthly	(4,887)	5.07%	4/12/2024	(114,085)	(816)	—	(816)
JPM - Computershare Ltd. - Monthly	(55,835)	5.07%	4/12/2024	(942,052)	(7,957)	—	(7,957)
JPM - Endeavour Group Ltd. - Monthly	(8,992)	5.07%	4/12/2024	(31,592)	(694)	—	(694)
JPM - Goodman Group - Monthly	(1,974)	5.07%	4/12/2024	(40,215)	(3,277)	—	(3,277)
JPM - Lendlease Corp. Ltd. - Monthly	(8,728)	5.07%	4/12/2024	(37,350)	779	779	—
CITI - Liontown Resources Ltd. - Monthly	(9,865)	3.85%	4/23/2024	(7,779)	257	257	—
JPM - Liontown Resources Ltd. - Monthly	(21,432)	4.08%	4/12/2024	(18,435)	2,094	2,094	—
JPM - Lynas Rare Earths Ltd. - Monthly	(212,701)	5.07%	4/12/2024	(837,585)	48,913	48,913	—
JPM - Mineral Resources Ltd. - Monthly	(38,764)	5.07%	4/12/2024	(1,720,969)	(69,247)	—	(69,247)
JPM - Perpetual Ltd. - Monthly	(2,534)	5.07%	4/12/2024	(41,404)	(27)	—	(27)
JPM - Pilbara Minerals Ltd. - Monthly	(10,363)	5.07%	4/12/2024	(26,689)	824	824	—
JPM - Pro Medicus Ltd. - Monthly	(770)	5.07%	4/12/2024	(51,551)	(507)	—	(507)
JPM - SEEK Ltd. - Monthly	(6,055)	5.07%	4/12/2024	(100,608)	1,767	1,767	—
JPM - Suncorp Group Ltd. - Monthly	(788)	5.07%	4/12/2024	(8,118)	(293)	—	(293)
JPM - WiseTech Global Ltd. - Monthly	(592)	5.07%	4/12/2024	(37,539)	1,295	1,295	—
Belgium
JPM - D'ieteren Group - Monthly	(1,544)	5.06%	4/12/2024	(323,045)	(19,432)	—	(19,432)
CITI - UCB SA - Monthly	(1,560)	5.06%	4/23/2024	(192,624)	89	89	—
Brazil
JPM - Alpargatas SA - Monthly	(18,970)	4.57%	4/12/2024	(37,127)	892	892	—
JPM - BRF SA - Monthly	(105,106)	4.73%	4/12/2024	(349,920)	7,488	7,488	—
CITI - Cia de Saneamento Basico do Estado de Sao Paulo SABESP - Monthly	(28,735)	4.92%	4/23/2024	(462,594)	(23,656)	—	(23,656)
JPM - Cia de Saneamento Basico do Estado de Sao Paulo SABESP - Monthly	(19,436)	4.92%	4/12/2024	(312,376)	(16,518)	—	(16,518)
CITI - Hapvida Participacoes e Investimentos SA - Monthly	(117,596)	4.65%	4/23/2024	(91,474)	4,486	4,486	—
JPM - Hapvida Participacoes e Investimentos SA - Monthly	(1,910,091)	4.92%	4/12/2024	(1,490,698)	77,762	77,762	—
JPM - Localiza Rent a Car SA - Monthly	(94,498)	4.92%	4/12/2024	(1,010,252)	(25,657)	—	(25,657)
JPM - Natura & Co. Holding SA - Monthly	(32,424)	4.92%	4/12/2024	(118,773)	3,763	3,763	—
Canada
CITI - Brookfield Corp. - Monthly	(963)	5.12%	4/23/2024	(40,288)	(8)	—	(8)
CITI - Manulife Financial Corp. - Monthly	(2,395)	5.12%	4/23/2024	(57,532)	(2,283)	—	(2,283)
JPM - Power Corp. of Canada - Monthly	(2,701)	5.07%	4/12/2024	(79,064)	3,332	3,332	—
CITI - Rogers Communications, Inc. - Monthly	(18,454)	5.12%	4/23/2024	(762,537)	6,421	6,421	—
Cayman Islands
JPM - Sea Ltd. - Monthly	(11,633)	5.17%	4/12/2024	(671,457)	46,648	46,648	—
China
CITI - Avolta AG - Monthly	(607)	5.06%	4/23/2024	(22,868)	(2,392)	—	(2,392)
JPM - Bachem Holding AG - Monthly	(5,922)	5.06%	4/12/2024	(555,705)	(11,640)	—	(11,640)
CITI - Baloise Holding AG - Monthly	(1,638)	5.06%	4/23/2024	(259,673)	3,034	3,034	—
JPM - Baloise Holding AG - Monthly	(197)	5.06%	4/12/2024	(32,674)	1,808	1,808	—
CITI - Cie Financiere Richemont SA - Monthly	(256)	5.06%	4/23/2024	(38,261)	(770)	—	(770)
CITI - Helvetia Holding AG - Monthly	(487)	5.06%	4/23/2024	(67,328)	205	205	—
CITI - Partners Group Holding AG - Monthly	(51)	5.06%	4/23/2024	(74,009)	1,172	1,172	—
CITI - SIG Group AG - Monthly	(4,049)	2.95%	4/23/2024	(88,305)	(1,488)	—	(1,488)
CITI - Straumann Holding AG - Monthly	(856)	4.22%	4/23/2024	(135,273)	(1,406)	—	(1,406)
CITI - Swiss Life Holding AG - Monthly	(3,216)	5.06%	4/23/2024	(2,293,458)	39,030	39,030	—
JPM - Tecan Group AG - Monthly	(1,583)	5.06%	4/12/2024	(668,523)	12,399	12,399	—
Denmark
JPM - Delivery Hero SE - Monthly	(19,389)	5.06%	4/12/2024	(518,702)	(35,934)	—	(35,934)
CITI - DSV AS - Monthly	(1,346)	0.01%	4/23/2024	(217,641)	(791)	—	(791)
JPM - HelloFresh SE - Monthly	(6,101)	5.06%	4/12/2024	(45,458)	2,069	2,069	—
CITI - Puma SE - Monthly	(2,140)	4.22%	4/23/2024	(90,733)	(6,280)	—	(6,280)
CITI - Rheinmetall AG - Monthly	(274)	3.96%	4/23/2024	(148,298)	(5,712)	—	(5,712)
LVIP BlackRock Global Allocation Fund–43

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[21]	Termination Date[22]	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation

Denmark (continued)
CITI - Sartorius AG - Monthly	(210)	5.06%	4/23/2024	(86,698)	$3,188	$3,188	$—
JPM - Sartorius AG - Monthly	(2,787)	5.05%	4/12/2024	(1,118,271)	9,981	9,981	—
CITI - Siemens Energy AG - Monthly	(35,386)	5.07%	4/23/2024	(632,162)	(17,024)	—	(17,024)
CITI - Vonovia SE - Monthly	(11,550)	5.06%	4/23/2024	(333,925)	(7,499)	—	(7,499)
Finland
CITI - Metso OYJ - Monthly	(3,473)	5.06%	4/23/2024	(41,583)	349	349	—
JPM - Metso OYJ - Monthly	(18,457)	5.06%	4/12/2024	(202,693)	(16,442)	—	(16,442)
CITI - Nokia OYJ - Monthly	(124,617)	5.06%	4/23/2024	(442,973)	521	521	—
France
CITI - Kering SA - Monthly	(96)	5.06%	4/23/2024	(37,178)	(765)	—	(765)
JPM - Sartorius Stedim Biotech - Monthly	(3,994)	5.06%	4/12/2024	(1,181,466)	42,617	42,617	—
CITI - Worldline SA - Monthly	(2,089)	5.06%	4/23/2024	(24,407)	(1,466)	—	(1,466)
Hong Kong
CITI - Anhui Conch Cement Co. Ltd. - Monthly	(26,000)	5.02%	4/23/2024	(55,519)	1,438	1,438	—
CITI - China Overseas Land & Investment Ltd. - Monthly	(67,000)	5.02%	4/23/2024	(91,180)	(5,208)	—	(5,208)
CITI - China Resources Power Holdings Co. Ltd. - Monthly	(108,000)	5.02%	4/23/2024	(247,795)	(4,166)	—	(4,166)
JPM - China Resources Power Holdings Co. Ltd. - Monthly	(2,000)	5.02%	4/12/2024	(4,670)	4	4	—
JPM - China Southern Airlines Co. Ltd. - Monthly	(128,000)	4.57%	4/12/2024	(45,663)	(291)	—	(291)
CITI - China Vanke Co. Ltd. - Monthly	(8,990)	5.02%	4/23/2024	(6,186)	(39)	—	(39)
JPM - China Vanke Co. Ltd. - Monthly	(4,200)	5.02%	4/12/2024	(2,964)	56	56	—
CITI - CSPC Pharmaceutical Group Ltd. - Monthly	(344,000)	5.02%	4/23/2024	(282,914)	12,615	12,615	—
JPM - Flat Glass Group Co. Ltd. - Monthly	(79,000)	3.67%	4/12/2024	(187,279)	(4,698)	—	(4,698)
CITI - Fuyao Glass Industry Group Co. Ltd. - Monthly	(8,400)	5.02%	4/23/2024	(41,203)	(1,082)	—	(1,082)
JPM - Fuyao Glass Industry Group Co. Ltd. - Monthly	(4,000)	5.02%	4/12/2024	(21,200)	1,064	1,064	—
CITI - Lenovo Group Ltd. - Monthly	(226,000)	5.02%	4/23/2024	(281,259)	19,365	19,365	—
JPM - Lenovo Group Ltd. - Monthly	(48,000)	5.02%	4/12/2024	(58,920)	3,297	3,297	—
JPM - PICC Property & Casualty Co. Ltd. - Monthly	(244,000)	5.02%	4/12/2024	(343,814)	22,092	22,092	—
JPM - Shandong Gold Mining Co. Ltd. - Monthly	(106,000)	5.02%	4/12/2024	(200,052)	(15,011)	—	(15,011)
JPM - Sino Biopharmaceutical Ltd. - Monthly	(214,000)	5.02%	4/12/2024	(79,353)	(3,219)	—	(3,219)
CITI - Sinopharm Group Co. Ltd. - Monthly	(19,600)	5.02%	4/23/2024	(51,745)	1,536	1,536	—
JPM - Xiaomi Corp. - Monthly	(29,000)	5.02%	4/12/2024	(48,502)	(6,854)	—	(6,854)
CITI - XPeng, Inc. - Monthly	(103,700)	4.52%	4/23/2024	(458,260)	32,961	32,961	—
JPM - XPeng, Inc. - Monthly	(25,200)	4.38%	4/12/2024	(117,546)	14,195	14,195	—
Italy
CITI - Moncler SpA - Monthly	(405)	5.06%	4/23/2024	(29,857)	(370)	—	(370)
CITI - Nexi SpA - Monthly	(69,867)	5.07%	4/23/2024	(447,224)	4,465	4,465	—
CITI - Telecom Italia SpA - Monthly	(2,942,900)	5.06%	4/23/2024	(684,990)	(29,690)	—	(29,690)
JPM - Telecom Italia SpA - Monthly	(958,716)	5.06%	4/12/2024	(232,733)	(90)	—	(90)
Japan
CITI - Ajinomoto Co., Inc. - Monthly	(7,200)	5.07%	4/23/2024	(260,781)	(7,091)	—	(7,091)
CITI - Bandai Namco Holdings, Inc. - Monthly	(2,400)	5.07%	4/23/2024	(46,069)	1,709	1,709	—
CITI - Dai-ichi Life Holdings, Inc. - Monthly	(3,300)	5.07%	4/23/2024	(85,545)	1,617	1,617	—
CITI - DeNA Co. Ltd. - Monthly	(6,700)	1.27%	4/23/2024	(67,305)	1,204	1,204	—
CITI - DMG Mori Co. Ltd. - Monthly	(1,700)	5.07%	4/23/2024	(45,697)	990	990	—
CITI - Fujitsu Ltd. - Monthly	(4,000)	5.07%	4/23/2024	(65,375)	1,496	1,496	—
CITI - Hino Motors Ltd. - Monthly	(16,600)	5.07%	4/23/2024	(58,107)	2,719	2,719	—
JPM - Hitachi Construction Machinery Co. Ltd. - Monthly	(1,100)	5.07%	4/12/2024	(32,828)	(220)	—	(220)
CITI - Kansai Electric Power Co., Inc. - Monthly	(5,600)	5.07%	4/23/2024	(80,232)	735	735	—
CITI - Kawasaki Kisen Kaisha Ltd. - Monthly	(11,400)	5.07%	4/23/2024	(159,067)	6,006	6,006	—
JPM - Kawasaki Kisen Kaisha Ltd. - Monthly	(15,900)	5.07%	4/12/2024	(245,788)	32,307	32,307	—
CITI - Lasertec Corp. - Monthly	(1,600)	5.07%	4/23/2024	(453,550)	(196)	—	(196)
JPM - Macnica Holdings, Inc. - Monthly	(4,300)	5.07%	4/12/2024	(228,410)	18,893	18,893	—
CITI - Marui Group Co. Ltd. - Monthly	(4,000)	5.07%	4/23/2024	(65,980)	2,022	2,022	—
JPM - Marui Group Co. Ltd. - Monthly	(100)	5.07%	4/12/2024	(1,602)	3	3	—
CITI - MatsukiyoCocokara & Co. - Monthly	(17,800)	5.07%	4/23/2024	(288,908)	3,823	3,823	—
CITI - Mercari, Inc. - Monthly	(28,400)	5.07%	4/23/2024	(373,671)	11,870	11,870	—
JPM - Mercari, Inc. - Monthly	(42,500)	5.07%	4/12/2024	(568,761)	27,334	27,334	—
CITI - Mitsubishi Heavy Industries Ltd. - Monthly	(3,000)	5.07%	4/23/2024	(26,917)	(134)	—	(134)
CITI - Mitsubishi Motors Corp. - Monthly	(4,900)	5.07%	4/23/2024	(16,230)	191	191	—
CITI - Mitsui Fudosan Co. Ltd. - Monthly	(5,100)	5.07%	4/23/2024	(55,398)	702	702	—
JPM - Nikon Corp. - Monthly	(47,400)	5.07%	4/12/2024	(502,349)	24,842	24,842	—
CITI - OKUMA Corp. - Monthly	(1,300)	5.07%	4/23/2024	(63,450)	1,928	1,928	—
CITI - Olympus Corp. - Monthly	(8,100)	5.07%	4/23/2024	(119,004)	2,705	2,705	—
LVIP BlackRock Global Allocation Fund–44

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[21]	Termination Date[22]	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation

Japan (continued)
JPM - Olympus Corp. - Monthly	(60,400)	5.07%	4/12/2024	(872,934)	$5,716	$5,716	$—
JPM - ORIX Corp. - Monthly	(2,900)	5.07%	4/12/2024	(63,720)	540	540	—
JPM - Rakuten Group, Inc. - Monthly	(290,400)	5.03%	4/12/2024	(1,618,463)	(23,645)	—	(23,645)
CITI - Recruit Holdings Co. Ltd. - Monthly	(6,200)	5.07%	4/23/2024	(276,156)	4,655	4,655	—
JPM - SBI Holdings, Inc. - Monthly	(3,300)	5.07%	4/12/2024	(88,058)	1,841	1,841	—
CITI - Socionext, Inc. - Monthly	(400)	5.07%	4/23/2024	(10,657)	(182)	—	(182)
JPM - Socionext, Inc. - Monthly	(15,800)	5.07%	4/12/2024	(409,132)	(19,007)	—	(19,007)
JPM - Square Enix Holdings Co. Ltd. - Monthly	(5,300)	5.07%	4/12/2024	(209,081)	5,245	5,245	—
CITI - SUMCO Corp. - Monthly	(30,800)	5.07%	4/23/2024	(508,553)	24,009	24,009	—
JPM - SUMCO Corp. - Monthly	(1,100)	5.07%	4/12/2024	(18,363)	1,058	1,058	—
CITI - Sumitomo Chemical Co. Ltd. - Monthly	(297,100)	5.07%	4/23/2024	(667,303)	22,978	22,978	—
CITI - Suzuki Motor Corp. - Monthly	(32,000)	5.07%	4/23/2024	(360,399)	(3,401)	—	(3,401)
CITI - Taisho Pharmaceutical Holdings Co. Ltd. - Monthly	(2,900)	0.01%	4/23/2024	(164,105)	(71)	—	(71)
JPM - Taisho Pharmaceutical Holdings Co. Ltd. - Monthly	(4,500)	5.07%	4/12/2024	(260,996)	6,240	6,240	—
CITI - Terumo Corp. - Monthly	(3,600)	5.07%	4/23/2024	(67,062)	1,437	1,437	—
CITI - Tokyo Electric Power Co. Holdings, Inc. - Monthly	(60,600)	5.07%	4/23/2024	(349,328)	(18,244)	—	(18,244)
CITI - Tokyo Ohka Kogyo Co. Ltd. - Monthly	(7,900)	5.07%	4/23/2024	(240,090)	2,276	2,276	—
JPM - Tokyo Ohka Kogyo Co. Ltd. - Monthly	(100)	5.07%	4/12/2024	(3,017)	7	7	—
CITI - Tokyo Tatemono Co. Ltd. - Monthly	(2,700)	5.07%	4/23/2024	(43,395)	(2,006)	—	(2,006)
Netherlands
CITI - Adyen NV - Monthly	(24)	5.06%	4/23/2024	(38,938)	(1,662)	—	(1,662)
CITI - ASR Nederland NV - Monthly	(1,416)	5.06%	4/23/2024	(66,959)	(2,381)	—	(2,381)
CITI - DSM-Firmenich AG - Monthly	(741)	4.43%	4/23/2024	(85,068)	808	808	—
JPM - DSM-Firmenich AG - Monthly	(12,239)	5.06%	4/12/2024	(1,378,644)	(13,062)	—	(13,062)
CITI - Heineken Holding NV - Monthly	(5,131)	4.92%	4/23/2024	(401,520)	(12,541)	—	(12,541)
JPM - InPost SA - Monthly	(30,786)	5.06%	4/12/2024	(489,926)	15,471	15,471	—
CITI - OCI NV - Monthly	(6,659)	5.07%	4/23/2024	(182,612)	208	208	—
CITI - Universal Music Group NV - Monthly	(1,024)	0.01%	4/23/2024	(30,425)	(376)	—	(376)
Norway
JPM - Adevinta ASA - Monthly	(3,325)	5.06%	4/12/2024	(35,781)	928	928	—
CITI - Aker BP ASA - Monthly	(11,216)	5.05%	4/23/2024	(282,143)	3,409	3,409	—
CITI - Salmar ASA - Monthly	(9,364)	5.06%	4/23/2024	(622,222)	5,171	5,171	—
CITI - Schibsted ASA - Monthly	(929)	5.06%	4/23/2024	(29,171)	(505)	—	(505)
Poland
JPM - Bank Polska Kasa Opieki SA - Monthly	(1,050)	4.82%	4/12/2024	(44,741)	(3,063)	—	(3,063)
CITI - KGHM Polska Miedz SA - Monthly	(1,974)	4.82%	4/23/2024	(57,930)	1,517	1,517	—
JPM - ORLEN SA - Monthly	(4,312)	4.82%	4/12/2024	(69,293)	(963)	—	(963)
Republic of Korea
CITI - Kakao Corp. - Monthly	(9,547)	4.97%	4/23/2024	(382,351)	(3,430)	—	(3,430)
JPM - Kakao Corp. - Monthly	(370)	4.97%	4/12/2024	(14,921)	(30)	—	(30)
CITI - LG Energy Solution Ltd. - Monthly	(1,818)	4.97%	4/23/2024	(561,694)	19,501	19,501	—
JPM - Lotte Energy Materials Corp. - Monthly	(2,440)	4.48%	4/12/2024	(70,283)	(20,248)	—	(20,248)
CITI - POSCO Future M Co. Ltd. - Monthly	(1,408)	4.32%	4/23/2024	(335,075)	18,700	18,700	—
JPM - POSCO Future M Co. Ltd. - Monthly	(2,000)	4.07%	4/12/2024	(485,889)	36,493	36,493	—
JPM - POSCO Holdings, Inc. - Monthly	(895)	4.97%	4/12/2024	(301,560)	21,676	21,676	—
South Africa
JPM - Growthpoint Properties Ltd. - Monthly	(94,122)	4.92%	4/12/2024	(60,434)	4,477	4,477	—
JPM - Harmony Gold Mining Co. Ltd. - Monthly	(4,809)	4.92%	4/12/2024	(34,320)	(5,800)	—	(5,800)
JPM - Reinet Investments SCA - Monthly	(1,532)	4.92%	4/12/2024	(38,480)	1,415	1,415	—
Sweden
CITI - Beijer Ref AB - Monthly	(4,569)	5.06%	4/23/2024	(61,102)	(6,768)	—	(6,768)
JPM - Beijer Ref AB - Monthly	(18,265)	5.06%	4/12/2024	(248,908)	(22,405)	—	(22,405)
CITI - EQT AB - Monthly	(20,207)	5.06%	4/23/2024	(668,121)	28,912	28,912	—
CITI - Fastighets AB Balder - Monthly	(1,335)	0.01%	4/23/2024	(9,776)	(37)	—	(37)
CITI - Nibe Industrier AB - Monthly	(5,200)	4.64%	4/23/2024	(25,480)	(54)	—	(54)
JPM - Nibe Industrier AB - Monthly	(258)	5.06%	4/12/2024	(1,489)	223	223	—
CITI - Sagax AB - Monthly	(2,429)	5.06%	4/23/2024	(63,764)	(319)	—	(319)
JPM - Securitas AB - Monthly	(5,034)	5.06%	4/12/2024	(53,972)	2,075	2,075	—
CITI - Skanska AB - Monthly	(3,207)	5.06%	4/23/2024	(58,921)	1,846	1,846	—
Taiwan
CITI - Cathay Financial Holding Co. Ltd. - Monthly	(35,000)	4.97%	4/23/2024	(53,061)	294	294	—
CITI - Chailease Holding Co. Ltd. - Monthly	(55,000)	4.97%	4/23/2024	(295,111)	378	378	—
CITI - Unimicron Technology Corp. - Monthly	(7,000)	3.82%	4/23/2024	(43,803)	2,245	2,245	—
LVIP BlackRock Global Allocation Fund–45

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[21]	Termination Date[22]	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation

United Kingdom
JPM - Centrica PLC - Monthly	(18,876)	5.07%	4/12/2024	(32,278)	$1,867	$1,867	$—
CITI - Haleon PLC - Monthly	(102,092)	5.07%	4/23/2024	(422,717)	(6,500)	—	(6,500)
CITI - Legal & General Group PLC - Monthly	(10,291)	5.07%	4/23/2024	(33,153)	110	110	—
JPM - Ocado Group PLC - Monthly	(52,136)	5.07%	4/12/2024	(301,825)	2,353	2,353	—
CITI - Rentokil Initial PLC - Monthly	(13,509)	5.07%	4/23/2024	(79,999)	(427)	—	(427)
CITI - St. James's Place PLC - Monthly	(5,361)	5.07%	4/23/2024	(30,984)	(446)	—	(446)
United States
JPM - Air Transport Services Group, Inc. - Monthly	(2,744)	5.17%	4/12/2024	(36,084)	(1,674)	—	(1,674)
CITI - Airbnb, Inc. - Monthly	(2,651)	5.17%	4/23/2024	(444,997)	7,688	7,688	—
JPM - Airbnb, Inc. - Monthly	(892)	5.17%	4/12/2024	(147,100)	(45)	—	(45)
CITI - Albemarle Corp. - Monthly	(3,895)	5.17%	4/23/2024	(471,547)	(41,580)	—	(41,580)
CITI - American International Group, Inc. - Monthly	(875)	5.17%	4/23/2024	(66,832)	(1,566)	—	(1,566)
CITI - Apollo Global Management, Inc. - Monthly	(11,544)	4.52%	4/23/2024	(1,299,624)	1,501	1,501	—
JPM - Atlantic Union Bankshares Corp. - Monthly	(1,685)	5.17%	4/12/2024	(59,059)	(438)	—	(438)
JPM - Avery Dennison Corp. - Monthly	(2,044)	5.17%	4/12/2024	(440,952)	(15,371)	—	(15,371)
CITI - Bath & Body Works, Inc. - Monthly	(4,982)	5.17%	4/23/2024	(234,184)	(15,016)	—	(15,016)
CITI - Best Buy Co., Inc. - Monthly	(4,001)	5.17%	4/23/2024	(326,722)	(1,480)	—	(1,480)
CITI - Blackstone, Inc. - Monthly	(346)	5.17%	4/23/2024	(44,240)	(1,214)	—	(1,214)
CITI - Boston Properties, Inc. - Monthly	(273)	5.17%	4/23/2024	(17,273)	(557)	—	(557)
JPM - Boston Properties, Inc. - Monthly	(15,157)	5.17%	4/12/2024	(969,139)	(20,765)	—	(20,765)
JPM - Brandywine Realty Trust - Monthly	(574)	5.17%	4/12/2024	(2,577)	(178)	—	(178)
CITI - Broadcom, Inc. - Monthly	(33)	0.01%	4/23/2024	(44,042)	304	304	—
JPM - Brookline Bancorp, Inc. - Monthly	(6,216)	5.17%	4/12/2024	(61,538)	(373)	—	(373)
CITI - Celanese Corp. - Monthly	(10,840)	5.17%	4/23/2024	(1,793,044)	(69,918)	—	(69,918)
JPM - Celanese Corp. - Monthly	(1,294)	5.17%	4/12/2024	(201,204)	(21,183)	—	(21,183)
CITI - Charles River Laboratories International, Inc. - Monthly	(157)	5.17%	4/23/2024	(42,793)	254	254	—
JPM - Charles River Laboratories International, Inc. - Monthly	(4,976)	5.17%	4/12/2024	(1,328,443)	(19,804)	—	(19,804)
CITI - Charter Communications, Inc. - Monthly	(4,041)	5.17%	4/23/2024	(1,174,376)	(60)	—	(60)
CITI - Coca-Cola Europacific Partners PLC - Monthly	(708)	5.17%	4/23/2024	(50,499)	975	975	—
CITI - Cognizant Technology Solutions Corp. - Monthly	(1,932)	5.17%	4/23/2024	(138,911)	(2,685)	—	(2,685)
JPM - Community Bank System, Inc. - Monthly	(1,576)	5.17%	4/12/2024	(74,419)	(1,277)	—	(1,277)
CITI - Constellation Energy Corp. - Monthly	(1,658)	5.17%	4/23/2024	(295,522)	(10,959)	—	(10,959)
CITI - Corning, Inc. - Monthly	(35,474)	5.17%	4/23/2024	(1,155,389)	(13,834)	—	(13,834)
CITI - CoStar Group, Inc. - Monthly	(351)	5.17%	4/23/2024	(33,556)	(350)	—	(350)
CITI - Crown Castle, Inc. - Monthly	(412)	5.17%	4/23/2024	(42,354)	(1,248)	—	(1,248)
JPM - CVB Financial Corp. - Monthly	(4,077)	5.17%	4/12/2024	(72,163)	(571)	—	(571)
CITI - CVS Health Corp. - Monthly	(2,111)	0.01%	4/23/2024	(165,671)	(2,702)	—	(2,702)
JPM - Dime Community Bancshares, Inc. - Monthly	(231)	5.17%	4/12/2024	(4,306)	(143)	—	(143)
CITI - Discover Financial Services - Monthly	(198)	0.01%	4/23/2024	(24,900)	(1,055)	—	(1,055)
JPM - Dollar General Corp. - Monthly	(10,849)	5.17%	4/12/2024	(1,706,648)	13,554	13,554	—
CITI - Dollar Tree, Inc. - Monthly	(1,412)	1.72%	4/23/2024	(181,572)	(6,436)	—	(6,436)
CITI - Enphase Energy, Inc. - Monthly	(5,137)	5.17%	4/23/2024	(588,752)	(32,723)	—	(32,723)
JPM - Enphase Energy, Inc. - Monthly	(265)	5.17%	4/12/2024	(34,405)	2,346	2,346	—
CITI - EQT Corp. - Monthly	(25,246)	5.17%	4/23/2024	(871,304)	(64,565)	—	(64,565)
CITI - Extra Space Storage, Inc. - Monthly	(206)	5.17%	4/23/2024	(29,120)	(1,162)	—	(1,162)
JPM - First Bancorp/Southern Pines NC - Monthly	(1,865)	5.17%	4/12/2024	(65,760)	(1,604)	—	(1,604)
JPM - Frontier Communications Parent, Inc. - Monthly	(4,651)	5.17%	4/12/2024	(114,322)	372	372	—
CITI - GE HealthCare Technologies, Inc. - Monthly	(20,085)	5.17%	4/23/2024	(1,802,226)	(23,702)	—	(23,702)
CITI - Gen Digital, Inc. - Monthly	(33,999)	5.17%	4/23/2024	(751,378)	(10,200)	—	(10,200)
JPM - Glacier Bancorp, Inc. - Monthly	(1,842)	5.17%	4/12/2024	(74,546)	350	350	—
CITI - Hasbro, Inc. - Monthly	(10,783)	5.17%	4/23/2024	(591,340)	(18,115)	—	(18,115)
CITI - Illumina, Inc. - Monthly	(1,091)	1.48%	4/23/2024	(149,729)	(87)	—	(87)
JPM - Independent Bank Group, Inc. - Monthly	(1,978)	5.17%	4/12/2024	(89,900)	(396)	—	(396)
CITI - Iron Mountain, Inc. - Monthly	(810)	5.17%	4/23/2024	(64,363)	(607)	—	(607)
JPM - Iron Mountain, Inc. - Monthly	(3,344)	5.17%	4/12/2024	(272,101)	3,879	3,879	—
JPM - iShares iBoxx $ High Yield Corporate Bond ETF - Monthly	(26,477)	4.50%	4/12/2024	(2,049,320)	(8,737)	—	(8,737)
JPM - iShares iBoxx $ Investment Grade Corporate Bond ETF - Monthly	(24,355)	4.92%	4/12/2024	(2,655,182)	2,436	2,436	—
CITI - Jabil, Inc. - Monthly	(2,908)	0.01%	4/23/2024	(381,501)	(8,026)	—	(8,026)
CITI - KKR & Co., Inc. - Monthly	(1,832)	5.17%	4/23/2024	(184,592)	330	330	—
CITI - Lamb Weston Holdings, Inc. - Monthly	(1,892)	1.29%	4/23/2024	(195,198)	(6,357)	—	(6,357)
JPM - Lamb Weston Holdings, Inc. - Monthly	(1,230)	5.17%	4/12/2024	(124,464)	(6,568)	—	(6,568)
CITI - Lowe's Cos., Inc. - Monthly	(1,603)	5.17%	4/23/2024	(414,375)	6,043	6,043	—
CITI - MetLife, Inc. - Monthly	(650)	1.72%	4/23/2024	(47,210)	(962)	—	(962)
LVIP BlackRock Global Allocation Fund–46

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[21]	Termination Date[22]	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation

United States (continued)
CITI - NRG Energy, Inc. - Monthly	(21,865)	5.17%	4/23/2024	(1,468,305)	(11,737)	$—	$(11,737)
JPM - NRG Energy, Inc. - Monthly	(974)	5.17%	4/12/2024	(59,151)	(6,779)	—	(6,779)
JPM - OceanFirst Financial Corp. - Monthly	(5,080)	5.17%	4/12/2024	(77,826)	(5,537)	—	(5,537)
CITI - ON Semiconductor Corp. - Monthly	(8,497)	4.66%	4/23/2024	(634,556)	9,602	9,602	—
CITI - ONEOK, Inc. - Monthly	(3,499)	5.17%	4/23/2024	(276,526)	(3,989)	—	(3,989)
CITI - Paycom Software, Inc. - Monthly	(255)	5.17%	4/23/2024	(49,083)	(1,664)	—	(1,664)
JPM - Provident Financial Services, Inc. - Monthly	(5,739)	5.17%	4/12/2024	(87,520)	3,903	3,903	—
CITI - Revvity, Inc. - Monthly	(577)	5.17%	4/23/2024	(59,575)	(1,010)	—	(1,010)
JPM - Revvity, Inc. - Monthly	(12,082)	5.17%	4/12/2024	(1,320,925)	52,315	52,315	—
JPM - Sandy Spring Bancorp, Inc. - Monthly	(4,040)	5.17%	4/12/2024	(90,456)	(3,192)	—	(3,192)
JPM - Simon Property Group, Inc. - Monthly	(621)	5.17%	4/12/2024	(93,873)	(3,307)	—	(3,307)
JPM - SouthState Corp. - Monthly	(730)	5.17%	4/12/2024	(61,159)	(912)	—	(912)
CITI - Southwest Airlines Co. - Monthly	(40,293)	4.52%	4/23/2024	(1,146,336)	(29,817)	—	(29,817)
CITI - STERIS PLC - Monthly	(139)	1.72%	4/23/2024	(31,831)	581	581	—
JPM - STERIS PLC - Monthly	(1,470)	5.17%	4/12/2024	(343,539)	13,054	13,054	—
CITI - Super Micro Computer, Inc. - Monthly	(17)	5.17%	4/23/2024	(17,726)	556	556	—
CITI - Take-Two Interactive Software, Inc. - Monthly	(12,271)	5.09%	4/23/2024	(1,870,837)	48,716	48,716	—
CITI - Targa Resources Corp. - Monthly	(401)	4.60%	4/23/2024	(44,471)	(437)	—	(437)
CITI - Tesla, Inc. - Monthly	(200)	5.47%	4/23/2024	(35,416)	258	258	—
CITI - Tractor Supply Co. - Monthly	(708)	2.59%	4/23/2024	(186,183)	885	885	—
JPM - Valley National Bancorp - Monthly	(12,559)	5.17%	4/12/2024	(99,970)	—	—	—
CITI - Veeva Systems, Inc. - Monthly	(985)	5.17%	4/23/2024	(228,125)	(89)	—	(89)
CITI - Ventas, Inc. - Monthly	(1,606)	5.17%	4/23/2024	(69,536)	(389)	—	(389)
JPM - VF Corp. - Monthly	(32,323)	5.17%	4/12/2024	(520,400)	24,565	24,565	—
CITI - Viatris, Inc. - Monthly	(86,785)	5.17%	4/23/2024	(1,026,599)	(9,614)	—	(9,614)
CITI - Walgreens Boots Alliance, Inc. - Monthly	(14,226)	5.17%	4/23/2024	(292,771)	(15,791)	—	(15,791)
CITI - Waters Corp. - Monthly	(5,169)	4.93%	4/23/2024	(1,795,245)	15,921	15,921	—
CITI - Western Digital Corp. - Monthly	(19,179)	5.17%	4/23/2024	(1,226,305)	(82,471)	—	(82,471)
CITI - Westrock Co. - Monthly	(2,727)	5.17%	4/23/2024	(132,516)	(2,334)	—	(2,334)
Total Short Equities						$1,045,839	$(1,141,275)
Total CFD Swap Contracts						$1,047,536	$(1,171,648)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2024.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] The Markit iTraxx Europe index, or ITRAXX Europe comprises 125 equally-weighted European names. Constituents for the index can be found at www.markit.com/Documentation.
[4] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[5] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[6] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[7] Rate resets based on SONIA12M.
[8] Rate resets based on EURIBOR06M.
[9] Rate resets based on JIBAR03M.
[10] Rate resets based on Mexican Interbank Equilibrium Interest Rate 01M.
LVIP BlackRock Global Allocation Fund–47

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
[11] Rate resets based on SOFR12M-Secured Overnight Financing Rate
[12] Rate resets based on KORIBOR03M.
[13] Rate resets based on ESTR12M.
[14] Rate resets based on WIBOR03M.
[15] Rate resets based on Colombia Interbank Rate.
[16] Rate resets based on PRIBOR06M.
[17] Rate resets based on PRIBOR03M.
[18] Rate resets based on TONAR12M.
[19] Rate resets based on Brazilian Interbank Deposit (Certificado de Depósito Interbancário) Rate.
[20] Rate resets based on Chile Interbank Rate Average.
[21] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-150 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the
1-Day USD Overnight Bank Funding Rate.

[22] Date reflected is the next payment date. Contracts have an open-ended maturity date.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BOBL–Bundesobligationen
BRL–Brazilian Real
BTP–Buoni del Tesoro Poliennali
CAD–Canadian Dollar
CDI–Chess Depository Interest
CDX.NA.HY–Credit Default Swap Index North America High Yield
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CLP–Chilean Peso
CNH–Chinese Yuan Renminbi
CNY–Chinese Yuan
COP–Colombia Peso
CZK–Czech Koruna
DAX–Deutscher Aktien Index
DB–Deutsche Bank
DKK–Danish Krone
ETF–Exchange-Traded Fund
EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers
EUR–Euro
EURIBOR01M–Euro InterBank Offered Rate EUR 1 Month
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
ESTR12M–Euro short-term rate 12 Month
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GDR–Global Depository Receipt
GS–Goldman Sachs
GSI–Goldman Sachs International
LVIP BlackRock Global Allocation Fund–48

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
HUF–Hungarian Forint
IDR–Indonesia Rupiah
INR–Indian Rupee
IRS–Interest Rate Swap
ITRAXX.XO–Markit iTraxx Crossover Index
JIBAR03M–Johannesburg Interbank Average Rate ZAR 3 Month
JPM–JPMorgan
JPMC–JPMorgan Chase
JPY–Japanese Yen
KORIBOR03M–Korea Interbank Offered Rates KRW 3 Month
KRW–South Korean Won
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NVDR–Non-Voting Depository Receipt
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
PEN–Peruvian Nuevo Sol
PIK–Payment-in-kind
PJSC–Public Joint Stock Company
PLN–Polish Zloty
PRIBOR03M–Prague Interbank Offered Rate 3 Month
PRIBOR06M–Prague Interbank Offered Rate 6 Month
PRIME–Federal Reserve Prime Lending Rate
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
SEK–Swedish Krona
SGD–Singapore Dollar
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SONIA–Sterling Overnight Index Average
SPDR–Standard & Poor’s Depositary Receipt
STACR–Structured Agency Credit Risk
TBA–To be announced
THB–Thailand Baht
TIPS–Treasury Inflation-Protected Securities
TONAR12M–Tokyo Overnight Average Rate 12 Month
TRY–Turkish New Lira
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
TSX–Toronto Stock Exchange
TWD–Taiwan New Dollar
USD–United States Dollar
WIBOR03M–Warsaw Interbank Offered Rate 3 Month.
yr–Year
ZAR–South African Rand
See accompanying notes.
LVIP BlackRock Global Allocation Fund–49

LVIP BlackRock Global Allocation Fund
Consolidated Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Allocation Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
LVIP BlackRock Global Allocation Fund Cayman, Ltd. is a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in this consolidated schedule of investments. The Fund may invest up to 25% of its total assets in the shares of the Subsidiary. Accordingly, the consolidated schedule of investments include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of March 31, 2024, the net assets of the Subsidiary were $9,610,082 which represented 0.45% of the Fund's net assets.
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund
LVIP BlackRock Global Allocation Fund–50

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 1. Significant Accounting Policies (continued)
may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Schedule of Investments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$5,580,331	$—	$— *	$5,580,331
Belgium	1,215,151	—	—	1,215,151
Brazil	4,749,549	—	—	4,749,549
Canada	30,314,960	—	—	30,314,960
Cayman Islands	242,569	—	—	242,569
China	20,375,892	—	—	20,375,892
Colombia	42,433	—	—	42,433
Denmark	—	11,623,025	—	11,623,025
Faeroe Islands	—	994,881	—	994,881
Finland	1,312,620	—	—	1,312,620
France	53,122,963	—	—	53,122,963
Germany	21,762,586	—	—	21,762,586
Greece	317,415	—	—	317,415
Greenland	429,244	—	—	429,244
Hong Kong	4,006,459	—	—	4,006,459
Hungary	230,413	—	—	230,413
India	3,398,881	—	—	3,398,881
Indonesia	1,153,258	—	—	1,153,258
Ireland	8,104,851	—	—	8,104,851
LVIP BlackRock Global Allocation Fund–51

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Israel	$8,496,994	$—	$—	$8,496,994
Italy	22,144,684	—	—	22,144,684
Japan	101,939,602	—	—	101,939,602
Jordan	296,408	—	—	296,408
Luxembourg	1,367,306	—	—	1,367,306
Macau	1,198,123	—	—	1,198,123
Malaysia	—	109,854	—	109,854
Mexico	—	1,006,604	—	1,006,604
Netherlands	28,090,199	—	—	28,090,199
New Zealand	522,571	—	—	522,571
Norway	—	1,090,729	—	1,090,729
Peru	544,216	—	—	544,216
Philippines	91,498	250,570	—	342,068
Poland	726,486	—	—	726,486
Republic of Korea	12,388,245	—	—	12,388,245
Russia	—	—	— *	0
Saudi Arabia	789,608	—	—	789,608
Singapore	661,778	—	—	661,778
South Africa	775,376	—	—	775,376
Spain	12,446,376	—	—	12,446,376
Sweden	6,702,489	—	— *	6,702,489
Switzerland	33,148,412	—	—	33,148,412
Taiwan	16,958,142	—	—	16,958,142
Thailand	237,536	—	—	237,536
United Arab Emirates	320,705	—	— *	320,705
United Kingdom	71,702,006	—	—	71,702,006
United States	861,428,765	—	6,344,153	867,772,918
Convertible Preferred Stocks	1,579,253	—	7,214,358	8,793,611
Preferred Stocks
Brazil	790,645	—	—	790,645
Germany	436,177	—	—	436,177
United Kingdom	—	—	903,344	903,344
United States	1,506,565	—	15,717,737	17,224,302
Warrants	9,086	—	204	9,290
Convertible Bonds	—	3,988,960	—	3,988,960
Agency Collateralized Mortgage Obligation	—	142,392	—	142,392
Agency Commercial Mortgage-Backed Securities	—	471,136	—	471,136
Agency Mortgage-Backed Security	—	27,265,549	—	27,265,549
Corporate Bonds
Argentina	—	95,050	—	95,050
Australia	—	570,934	1,511,574	2,082,508
Austria	—	745,821	—	745,821
Belgium	—	239,514	—	239,514
Brazil	—	228,425	—	228,425
Canada	—	2,056,267	—	2,056,267
Cayman Islands	—	751,937	—	751,937
Chile	—	95,440	—	95,440
China	—	2,267	—	2,267
Colombia	—	610,949	—	610,949
Costa Rica	—	210,334	—	210,334
Dominican Republic	—	202,500	—	202,500
France	—	7,927,954	—	7,927,954
Germany	—	11,991,558	—	11,991,558
Hong Kong	—	586,983	—	586,983
India	—	183,909	—	183,909
Indonesia	—	477,104	—	477,104
Ireland	—	214,036	—	214,036
Israel	—	1,578,289	—	1,578,289
Italy	—	7,492,693	—	7,492,693
LVIP BlackRock Global Allocation Fund–52

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Japan	$—	$666,754	$—	$666,754
Jersey	—	1,671,430	3,630,734	5,302,164
Kuwait	—	192,141	—	192,141
Luxembourg	—	7,169,141	—	7,169,141
Macau	—	190,523	—	190,523
Malta	—	85,031	—	85,031
Mexico	—	1,116,759	—	1,116,759
Mult	—	2,390,845	—	2,390,845
Netherlands	—	5,294,821	—	5,294,821
Panama	—	145,843	—	145,843
Republic of Korea	—	349,782	—	349,782
Singapore	—	407,769	—	407,769
Spain	—	412,027	—	412,027
Sweden	—	2,540,100	—	2,540,100
Switzerland	—	831,506	—	831,506
Tanzania (United Republic Of)	—	181,762	—	181,762
United Arab Emirates	—	1,449,143	—	1,449,143
United Kingdom	—	33,267,087	—	33,267,087
United States	—	83,252,595	2,793,897	86,046,492
Loan Agreements	—	30,906,791	13,518,799	44,425,590
Non-Agency Asset-Backed Securities	—	14,357,536	3,904,990	18,262,526
Non-Agency Collateralized Mortgage Obligations	—	7,604,274	3,204,581	10,808,855
Non-Agency Commercial Mortgage-Backed Securities	—	39,176,711	—	39,176,711
Sovereign Bonds	—	93,585,537	—	93,585,537
Supranational Banks	—	7,189,088	—	7,189,088
U.S. Treasury Obligations	—	31,838,705	—	31,838,705
Exchange-Traded Funds	24,840,331	—	—	24,840,331
Money Market Fund	239,466,650	—	—	239,466,650
Short-Term Investments	—	7,011,379	—	7,011,379
Options Purchased	8,641,439	1,115,844	—	9,757,283
Total Investments	$1,616,607,246	$457,606,588	$58,744,371	$2,132,958,205
Liabilities:
Common Stock Sold Short	$(1,006,717)	$—	$—	(1,006,717)
Total Investments	$(1,006,717)	$—	$—	$(1,006,717)
Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$2,666,682	$—	$2,666,682
Futures Contracts	$3,389,640	$—	$—	$3,389,640
Swap Contracts	$—	$12,732,624	$—	$12,732,624
Liabilities:
Foreign Currency Exchange Contracts	$—	$(6,697,117)	$—	$(6,697,117)
Futures Contracts	$(2,778,042)	$—	$—	$(2,778,042)
Options Written	$(2,930,726)	$(1,894,900)	$—	$(4,825,626)
Swap Contracts	$—	$(9,569,897)	$—	$(9,569,897)

*	Includes securities that have been valued at zero on the "Consolidated Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP BlackRock Global Allocation Fund–53

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended March 31, 2024.
Asset Type	Fair Value at March 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(c)
Common Stock	$6,344,153	Recent Transaction	Last Trade	#
		Indicative Market Quote	Broker Quote	6.25 (6.25)
		Terms of Restructuring	Expected Recovery	$0.00 ($0.00)
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	1.3x-16.25x (N/A)
			Term of Exit / Liquidity Event	3.00 yrs (N/A)
			Volatility Percentage	70.00% (N/A)
Convertible Preferred Stock	$7,214,358	Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	3.5x-20.0x (N/A)
Corporate Bonds	$7,936,205	Recent Transaction	Cost	#
		Terms of Restructuring	Expected Recovery	$0.00 ($0.00)
		Income Approach	Liquidation Rate	65%-85% (75%)
		Income Approach	Discount Rate (a)	15%-35% (25%)
		Market Yield Analysis	Average Yield to Maturity	18.91% (18.91%)
			Weighted Average Cost of Capital (WACC)	25.0% (N/A)
			Volatility Percentage	44.00% (N/A)
Loan Agreements	$13,518,799	Recent Transaction	Cost	#
		Indicative Market Quote	Broker Quote	$96.80-$99.98 ($97.92)
		Income Approach	Discount Rate (a)	11.12%-12.62% (11.78%)
			Spread	8.45%-13.80% (9.99%)
		Market Yield Analysis	Average Yield to Maturity	7.90%-12.72% (9.02%)
Non-Agency Asset-Backed Securities	$3,904,990	Income Approach	Discount Rate (a)	7.72% (N/A)
		Indicative Market Quote	Broker Quote	$99.99-$5,005.51 ($5,105.50)
Non-Agency Collateralized Mortgage Obligations	$3,204,581	Indicative Market Quote	Broker Quote	$65.59-$96.03 ($88.85)
Preferred Stock	$16,621,081	Market Yield Analysis	Average Yield to Maturity	10.58%-11.08% (10.83%)
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	1.585x-35.62x (N/A)
			Term of Exit / Liquidity Event	0.75 yrs-5.00 yrs (2.69 yrs)
			Volatility Percentage	50.00%-80.00% (67.41%)
Warrants	$204	Recent Transaction	Last Trade	#
		Terms of Restructuring	Expected Recovery	$0.00 ($0.00)
Total	$58,744,371
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

LVIP BlackRock Global Allocation Fund–54

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 03/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 03/31/24
Common Stock	$6,378,121	$—	$391,424	$—	$85,935	$—	$—	$—	$(511,327)	$6,344,153	$(511,327)
Convertible Preferred Stocks	7,390,796	—	—	—	—	—	—	—	(176,438)	7,214,358	(176,438)
Corporate Bonds	8,237,877	—	5,276,414	(3,010,549)	—	—	32,945	55,379	(2,655,861)	7,936,205	(2,707,264)
Interest Rate Swap (IRS) Contracts	—	—	—	—	—	—	—	—	—	—	—
Loan Agreements	12,884,973	—	1,834,499	(1,216,350)	—	—	12,687	1,547	1,443	13,518,799	1,406
Non-Agency Asset-Backed Securities	5,973,280	—	2,345,755	—	—	(4,461,098)	1,403	—	45,650	3,904,990	45,650
Non-Agency Collateralized Mortgage Obligations	3,236,567	—	—	(32,514)	—	—	7,047	662	(7,181)	3,204,581	(7,181)
Preferred Stocks	16,923,299	—	1,480,727	(1,872,004)	—	—	—	—	89,059	16,621,081	(859,202)
Warrants	—	—	—	—	—	—	—	—	204	204	204
Total	$61,024,913	$—	$11,328,819	$(6,131,417)	$85,935	$(4,461,098)	$54,082	$57,588	$(3,214,451)	$58,744,371	$(4,214,152)
LVIP BlackRock Global Allocation Fund–55